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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.

Invesco Balanced Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us           MS-BAL-QTR-1      11/10      Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—63.65%

Air Freight & Logistics—0.36%
FedEx Corp.	6,191	$564,124

Asset Management & Custody Banks—0.71%
State Street Corp.	25,277	1,091,966

Automobile Manufacturers—1.04%
Ford Motor Co. (b)	55,487	884,463
General Motors Co. (b)	21,303	728,562

		1,613,025

Cable & Satellite—2.05%
Comcast Corp. -Class A	89,613	1,792,260
Time Warner Cable Inc.	22,581	1,389,635

		3,181,895

Communications Equipment—0.69%
Cisco Systems, Inc. (b)	55,987	1,072,711

Computer Hardware—1.90%
Dell Inc. (b)	96,223	1,272,068
Hewlett-Packard Co.	39,740	1,666,298

		2,938,366

Consumer Electronics—0.84%
Sony Corp. -ADR (Japan)	36,697	1,302,010

Data Processing & Outsourced Services—0.73%
Western Union Co. (The)	64,433	1,136,598

Diversified Banks—1.02%
U.S. Bancorp	27,262	648,290
Wells Fargo & Co.	34,028	925,902

		1,574,192

Diversified Chemicals—1.20%
Dow Chemical Co. (The)	28,435	886,603
PPG Industries, Inc.	12,382	965,301

		1,851,904

Diversified Support Services—0.37%
Cintas Corp.	21,394	572,183

Drug Retail—0.92%
Walgreen Co.	40,704	1,418,534

Electric Utilities—2.75%
American Electric Power Co., Inc.	63,114	2,246,858
Edison International	17,985	664,366
Entergy Corp.	9,027	643,083
FirstEnergy Corp.	19,868	697,566

		4,251,873

Food Distributors—0.64%
Sysco Corp.	34,356	997,011

Health Care Distributors—0.45%
Cardinal Health, Inc.	19,409	690,572

Health Care Equipment—0.82%
Covidien PLC (Ireland)	30,158	1,268,747

Home Improvement Retail—0.87%
Home Depot, Inc. (The)	44,557	1,346,067

Household Products—1.16%
Procter & Gamble Co. (The)	29,334	1,791,427

Human Resource & Employment Services—0.77%
Manpower Inc.	12,006	676,178
Robert Half International, Inc.	18,597	515,509

		1,191,687

Hypermarkets & Super Centers— 0.83%
Wal-Mart Stores, Inc.	23,684	1,281,068

Industrial Conglomerates—3.63%
General Electric Co.	223,434	3,536,960
Siemens AG -ADR (Germany)	959	105,298
Tyco International Ltd.	52,322	1,982,481

		5,624,739

Industrial Machinery—1.03%
Dover Corp.	9,405	515,488
Ingersoll-Rand PLC (Ireland)	26,306	1,078,546

		1,594,034

Insurance Brokers—2.17%
Marsh & McLennan Cos., Inc.	133,880	3,357,710

Integrated Oil & Gas—5.42%
ConocoPhillips (b)	14,992	902,069
Exxon Mobil Corp.	16,286	1,132,854
Hess Corp.	24,633	1,725,542
Occidental Petroleum Corp.	29,122	2,567,687
Royal Dutch Shell PLC -ADR (United Kingdom)	34,029	2,064,539

		8,392,691

Integrated Telecommunication Services—0.71%
Verizon Communications Inc.	34,358	1,099,800

See accompanying notes which are an integral part of this schedule.
Invesco Balanced Fund

	Shares	Value
Internet Software & Services—2.37%
eBay Inc. (b)	84,836	$2,471,273
Yahoo! Inc. (b)	76,057	1,199,419

		3,670,692

Investment Banking & Brokerage—1.74%
Charles Schwab Corp. (The)	94,242	1,416,457
LPL Investment Holdings, Inc. (b)	3,160	107,124
Morgan Stanley (b)	47,998	1,174,031

		2,697,612

IT Consulting & Other Services—0.61%
Amdocs Ltd. (b)	36,048	937,248

Life & Health Insurance—0.51%
Principal Financial Group, Inc.	28,955	788,734

Managed Health Care—1.19%
UnitedHealth Group Inc.	50,641	1,849,409

Movies & Entertainment—3.05%
Time Warner Inc.	60,866	1,794,938
Viacom Inc. -Class B	77,520	2,932,582

		4,727,520

Office Services & Supplies—0.42%
Avery Dennison Corp.	17,151	643,849

Oil & Gas Equipment & Services—1.33%
Cameron International Corp. (b)	8,679	417,547
Schlumberger Ltd.	21,303	1,647,574

		2,065,121

Oil & Gas Exploration & Production—2.47%
Anadarko Petroleum Corp.	33,216	2,131,139
Devon Energy Corp.	15,048	1,061,937
Noble Energy, Inc.	7,677	623,756

		3,816,832

Oil & Gas Storage & Transportation—0.17%
Williams Cos., Inc. (The)	11,212	255,746

Other Diversified Financial Services—4.89%
Bank of America Corp. (b)	160,973	1,762,654
Citigroup Inc. (b)	303,869	1,276,250
JPMorgan Chase & Co.	121,334	4,535,465

		7,574,369

Packaged Foods & Meats—1.68%
Kraft Foods Inc. -Class A	46,634	1,410,679
Unilever N.V. -New York Shares (Netherlands)	42,137	1,195,848

		2,606,527

Personal Products—0.92%
Avon Products, Inc. (b)	50,090	1,430,570

Pharmaceuticals—4.07%
Abbott Laboratories	15,292	711,231
Bayer AG -ADR (Germany)	5,220	381,069
Bristol-Myers Squibb Co.	61,741	1,558,343
Merck & Co., Inc.	26,813	924,244
Pfizer Inc. (b)	105,972	1,726,284
Roche Holding AG -ADR (Switzerland)	29,059	1,004,398

		6,305,569

Property & Casualty Insurance—0.51%
Chubb Corp. (The)	13,747	783,717

Regional Banks—1.84%
BB&T Corp.	23,462	544,318
Fifth Third Bancorp	42,881	512,428
PNC Financial Services Group, Inc.	33,215	1,788,628

		2,845,374

Semiconductors—0.68%
Intel Corp.	49,939	1,054,712

Soft Drinks—0.81%
Coca-Cola Co. (The)	12,075	762,778
Coca-Cola Enterprises Inc.	20,390	492,418

		1,255,196

Specialty Chemicals—0.18%
LyondellBasell Industries N.V. -Class A (Netherlands)(b)	9,498	277,437

Wireless Telecommunication Services—1.13%
Vodafone Group PLC -ADR (United Kingdom)	69,818	1,749,639

Total Common Stocks & Other Equity Interests (Cost $102,775,909)		98,540,807

	Principal
	Amount
Bonds & Notes—16.36%

Advertising—0.08%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$100,000	117,700

Aerospace & Defense—0.04%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	70,000	68,786

Agricultural Products—0.07%
Corn Products International Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	95,000	102,032

See accompanying notes which are an integral part of this schedule.
Invesco Balanced Fund

	Principal
	Amount	Value
Airlines—0.15%
Continental Airlines Inc., Series 2010-1, Class A, Pass Through Ctfs., 4.75%, 01/12/21	$115,000	$116,653
Delta Air Lines, Inc., Series 2010- 1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	100,000	107,375

		224,028

Automobile Manufacturers—0.06%
Daimler Finance North America LLC, Unsec. Gtd. Unsub. Global Notes, 7.30%, 01/15/12	85,000	90,962

Automotive Retail—0.27%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	225,000	243,281
AutoZone Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	155,000	175,418

		418,699

Brewers—0.34%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/26/13	75,000	77,179
3.63%, 04/15/15	145,000	153,012
Sr. Unsec. Gtd. Notes, 7.20%, 01/15/14(c)	110,000	127,810
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	150,000	165,562

		523,563

Broadcasting—0.18%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	15,000	19,634
Sr. Unsec. Notes, 6.75%, 03/15/11	250,000	254,406

		274,040

Cable & Satellite—0.52%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	200,000	227,100
Sr. Unsec. Gtd. Notes, 5.15%, 03/01/20	40,000	43,304
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	180,000	200,700
Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	80,000	104,006
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/39	60,000	66,380
5.88%, 11/15/40	170,000	168,522

		810,012

Communications Equipment—0.03%
Corning Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	15,000	17,947
7.25%, 08/15/36	25,000	28,956

		46,903

Construction Materials—0.03%
Holcim U.S. Finance Sarl & Cie SCS (Switzerland), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(c)	45,000	48,732

Consumer Finance—0.56%
American Express Co., Sr. Unsec. Notes, 8.13%, 05/20/19	85,000	107,472
American Express Credit Corp., Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	155,000	175,667
Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	220,000	260,284
HSBC Finance Corp., Sr. Unsec. Global Notes, 6.75%, 05/15/11	175,000	179,547
6.38%, 10/15/11	135,000	141,471

		864,441

Department Stores—0.07%
Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	100,000	103,250

Diversified Banks—2.28%
Abbey National Treasury Services PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	105,000	107,363
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	250,000	258,106
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	155,000	160,399
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	210,000	239,854
Unsec. Sub. Global Notes, 5.14%, 10/14/20	120,000	110,431
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(c)	140,000	151,254
Credit Suisse, Unsec. Sub. Global Notes, 6.00%, 02/15/18	30,000	33,031
Groupe BPCE S.A. (France), Sr. Unsec. Bonds, 2.38%, 10/04/13(c)	170,000	170,774
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	225,000	217,183
HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(c)	180,000	183,653

See accompanying notes which are an integral part of this schedule.
Invesco Balanced Fund

	Principal
	Amount	Value
Diversified Banks—(continued)
National Australia Bank Ltd., Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	$140,000	$147,362
Nordea Bank A.B. (Sweden), Sr. Notes, 4.88%, 01/27/20(c)	100,000	106,802
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Notes, 4.75%, 01/15/20(c)	205,000	217,930
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	180,000	185,966
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	200,000	208,158
US Bancorp, Sr. Unsec. Notes, 2.00%, 06/14/13	210,000	214,563
US Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(d)	250,000	258,018
Wells Fargo & Co., Sr. Unsec. Notes, 5.63%, 12/11/17	335,000	375,226
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	175,000	178,163

		3,524,236

Diversified Capital Markets—0.26%
Credit Suisse AG (Switzerland), Sr. Unsec. Medium-Term Notes, 4.38%, 08/05/20	250,000	248,734
Sub. Global Notes, 5.40%, 01/14/20	45,000	46,879
UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.88%, 12/20/17	100,000	111,549

		407,162

Diversified Metals & Mining—0.34%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	100,000	137,208
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	135,000	150,483
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	125,000	171,723
Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	25,000	26,287
6.75%, 04/16/40	40,000	43,084

		528,785

Diversified Real Estate Activities—0.06%
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	80,000	85,293

Drug Retail—0.17%
CVS Caremark Corp., Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	248,374	258,990

Electric Utilities—0.47%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	50,000	54,633
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(c)	150,000	158,548
Iberdrola Finance Ireland Ltd. (Ireland), Unsec. Gtd. Unsub. Notes, 3.80%, 09/11/14(c)	75,000	75,107
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	100,000	111,634
Progress Energy Inc., Sr. Unsec. Notes, 6.85%, 04/15/12	130,000	140,534
7.05%, 03/15/19	155,000	190,271

		730,727

Environmental & Facilities Services—0.11%
Waste Management Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	150,000	164,321

Food Retail—0.43%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	70,000	78,484
Safeway Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	305,000	298,086
WM Wrigley Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.66%, 06/28/11(c)(d)	285,000	285,613

		662,183

Gold—0.18%
Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	290,000	285,393

Health Care Equipment—0.23%
Boston Scientific Corp., Sr. Unsec. Notes, 5.45%, 06/15/14	180,000	193,500
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	155,000	161,835

		355,335

Health Care Services—0.30%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	365,000	387,761
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	80,000	81,111

		468,872

See accompanying notes which are an integral part of this schedule.
Invesco Balanced Fund

	Principal
	Amount	Value
Home Improvement Retail—0.07%
Home Depot, Inc., Sr. Unsec. Global Notes, 5.88%, 12/16/36	$105,000	$109,845

Hypermarkets & Super Centers—0.05%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 5.25%, 09/01/35	50,000	51,614
6.50%, 08/15/37	20,000	24,108

		75,722

Industrial Conglomerates—1.73%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.88%, 01/14/38	55,000	54,767
Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	1,880,000	1,957,667
Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	150,000	167,101
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	180,000	199,113
Koninklije Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	115,000	133,304
NBC Universal, Inc., Sr. Unsec. Notes, 2.10%, 04/01/14(c)	85,000	85,601
5.95%, 04/01/41(c)	80,000	81,712

		2,679,265

Insurance Brokers—0.07%
AON Corp., Sr. Unsec. Notes, 3.50%, 09/30/15	110,000	111,953

Integrated Oil & Gas—0.08%
Hess Corp., Sr. Unsec. Global Bonds, 6.00%, 01/15/40	75,000	79,839
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	45,000	47,213

		127,052

Integrated Telecommunication Services—0.74%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	2,000	2,591
AT&T Inc., Sr. Unsec. Global Notes, 6.15%, 09/15/34	65,000	68,376
6.30%, 01/15/38	150,000	161,280
Sr. Unsec. Notes, 5.35%, 09/01/40(c)	33,000	32,004
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	300,000	300,865
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	60,000	81,302
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	95,000	105,076
7.18%, 06/18/19	100,000	112,272
Verizon Communications Inc., Sr. Unsec. Global Notes, 6.35%, 04/01/19	160,000	192,703
8.95%, 03/01/39	65,000	93,912

		1,150,381

Internet Retail—0.12%
Expedia Inc., Sr. Unsec. Gtd. Notes, 5.95%, 08/15/20(c)	185,000	189,667

Investment Banking & Brokerage—1.16%
Bear Stearns Cos. LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	190,000	230,060
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	205,000	213,448
Goldman Sachs Group Inc. (The), Sr. Unsec. Global Notes, 6.15%, 04/01/18	380,000	418,011
Unsec. Sub. Global Notes, 6.75%, 10/01/37	110,000	111,287
Jefferies Group Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	235,000	251,418
Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	265,000	268,952
Sr. Unsec. Notes, 3.45%, 11/02/15	310,000	304,513

		1,797,689

IT Consulting & Other Services—0.09%
International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	131,311

Life & Health Insurance—0.35%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	100,000	105,766
Aflac Inc., Sr. Unsec. Notes, 6.45%, 08/15/40	130,000	133,177
Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(c)	75,000	82,160
Prudential Financial Inc., Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	120,000	129,569
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	80,000	87,686

		538,358

Managed Health Care—0.25%
Aetna Inc., Sr. Unsec. Notes, 3.95%, 09/01/20	240,000	239,067
WellPoint Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	145,000	148,472

		387,539

See accompanying notes which are an integral part of this schedule.
Invesco Balanced Fund

	Principal
	Amount	Value
Movies & Entertainment—0.04%
Time Warner Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	$60,000	$69,265

Multi-Line Insurance—0.31%
AIG SunAmerica Global Financing VI, Sr. Sec. Notes, 6.30%, 05/10/11(c)	340,000	346,885
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	130,000	133,562

		480,447

Multi-Utilities—0.03%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	45,000	52,584

Office REIT’s—0.09%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Notes, 4.50%, 07/15/15(c)	135,000	138,860

Oil & Gas Exploration & Production—0.10%
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	145,000	150,933

Oil & Gas Storage & Transportation—0.12%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	55,000	58,924
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	110,000	127,686

		186,610

Other Diversified Financial Services—2.14%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	250,000	260,417
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	175,000	180,030
Bear Stearns Cos. LLC (The), Sr. Unsec. Global Notes, 6.40%, 10/02/17	110,000	126,034
Citigroup Funding Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	1,500,000	1,550,491
Citigroup Inc., Sr. Unsec. Global Notes, 6.13%, 11/21/17	155,000	169,216
6.13%, 05/15/18	130,000	142,384
8.50%, 05/22/19	125,000	153,476
5.88%, 05/29/37	135,000	130,257
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	125,000	128,059
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	180,000	178,473
Sr. Unsec. Notes, 6.00%, 01/15/18	60,000	68,001
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	210,000	229,888

		3,316,726

Packaged Foods & Meats—0.29%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	115,000	118,284
Kraft Foods Inc., Sr. Unsec. Global Notes, 5.38%, 02/10/20	55,000	61,382
7.00%, 08/11/37	135,000	162,428
Sr. Unsec. Notes, 6.88%, 01/26/39	95,000	113,983

		456,077

Property & Casualty Insurance—0.05%
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	75,000	74,780

Railroads—0.11%
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	40,000	42,905
Sr. Unsec. Notes, 5.50%, 04/15/41	135,000	133,641

		176,546

Regional Banks—0.29%
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	205,000	223,282
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	120,000	128,660
Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	80,000	94,213

		446,155

Reinsurance—0.05%
Reinsurance Group of America, Inc., Sr. Unsec. Notes, 6.45%, 11/15/19	75,000	81,845

Research & Consulting Services—0.02%
ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(c)	30,000	32,267

See accompanying notes which are an integral part of this schedule.
Invesco Balanced Fund

	Principal
	Amount	Value
Restaurants—0.09%
Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	$45,000	$52,510
Sr. Unsec. Notes, 5.30%, 09/15/19	80,000	88,147

		140,657

Retail REIT’s—0.09%
WEA Finance LLC/WT Finance Australia Pty. Ltd., Sr. Unsec. Gtd. Notes, 6.75%, 09/02/19(c)	125,000	145,483

Specialized Finance—0.07%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 5.55%, 01/15/20	100,000	103,782

Specialized REIT’s—0.12%
Health Care REIT Inc., Sr. Unsec. Notes, 4.95%, 01/15/21	180,000	178,604

Steel—0.41%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	165,000	209,488
Sr. Unsec. Global Notes, 3.75%, 08/05/15	225,000	229,853
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	85,000	92,166
6.88%, 11/10/39	90,000	99,577
		631,084

Total Bonds & Notes (Cost $23,995,333)		25,325,932

U.S. Treasury Securities—14.89%

U.S. Treasury Bills—0.03%
0.17%, 04/28/11 (e)(f)	45,000	44,967

U.S. Treasury Bonds—1.65%
6.88%, 08/15/25	20,000	27,941
6.13%, 11/15/27	110,000	144,667
3.50%, 02/15/39	1,890,000	1,699,228
4.25%, 05/15/39	200,000	205,406
4.38%, 11/15/39	200,000	209,594
4.63%, 02/15/40	250,000	273,125

		2,559,961

U.S. Treasury Notes—13.21%
0.88%, 02/29/12	1,500,000	1,510,195
4.38%, 08/15/12	500,000	533,867
1.38%, 09/15/12	1,000,000	1,016,485
1.50%, 12/31/13	3,000,000	3,069,844
1.75%, 03/31/14	2,500,000	2,575,000
2.38%, 10/31/14	5,850,000	6,146,156
2.13%, 11/30/14	1,950,000	2,029,828
2.25%, 01/31/15	470,000	491,003
2.50%, 03/31/15	495,000	522,070

3.75%, 11/15/18	750,000	827,578
3.63%, 08/15/19	1,590,000	1,725,896
		20,447,922

Total U.S. Treasury Securities (Cost $22,332,993)		23,052,850

U.S. Government Sponsored Agency Securities—1.85%

Federal Home Loan Mortgage Corp. (FHLMC)—0.51%
Unsec. Global Notes, 4.88%, 06/13/18	680,000	786,365

Federal National Mortgage Association (FNMA)—1.34%
Sr. Unsec. Global Bonds, 6.63%, 11/15/30	345,000	456,335
Sr. Unsec. Global Notes, 2.88%, 12/11/13	600,000	635,399
4.38%, 10/15/15	880,000	991,681
		2,083,415

Total U.S. Government Sponsored Agency Securities (Cost $2,719,970)		2,869,780

Foreign Sovereign Bonds—0.44%

Sovereign Debt—0.44%
Brazilian Government (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	310,000	360,375
Korea Development Bank (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	100,000	105,495
Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	145,000	170,940
Peruvian Government (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	35,000	42,919

Total Foreign Sovereign Bonds (Cost $611,491)		679,729

See accompanying notes which are an integral part of this schedule.
Invesco Balanced Fund

	Principal
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Securities—0.15%
Federal Home Loan Mortgage Corp. (FHLMC)—0.00%
Pass Through Ctfs., 7.50%, 06/01/11 to 08/01/11	$2,997	$3,068

Federal National Mortgage Association (FNMA)—0.11%
Pass Through Ctfs., 7.00%, 03/01/12 to 07/01/32	151,608	171,897

Government National Mortgage Association (GNMA)—0.04%
Pass Through Ctfs., 8.00%, 04/15/26 to 08/15/26	52,054	59,775

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $214,149)		234,740

Asset-Backed Securities—0.12%
ARI Fleet Lease Trust, Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.70%, 08/15/18 (c)(d)	60,546	61,070
GE Dealer Floorplan Master Note Trust, Series 2009-2A, Class A, Floating Rate Pass Through Ctfs., 1.80%, 10/20/14 (c)(d)	125,000	126,955

Total Asset-Backed Securities (Cost $185,545)		188,025

Municipal Obligations—0.06%
Texas (State of) Transportation Commission (Build America Bonds); Series 2010B, State Highway Fund First Tier Taxable RB, 5.03%, 04/01/26 (Cost $90,000)	90,000	93,195

	Shares
Money Market Funds—2.05%
Liquid Assets Portfolio — Institutional Class (g)	1,582,531	1,582,531
Premier Portfolio — Institutional Class (g)	1,582,531	1,582,531
Total Money Market Funds (Cost $3,165,062)		3,165,062

TOTAL INVESTMENTS—99.57% (Cost $156,090,452)		154,150,120

OTHER ASSETS LESS LIABILITIES—0.43%		670,113

NET ASSETS—100.00%		$154,820,233

Investment Abbreviations:
ADR	—	American Depositary Receipt
Ctfs.	—	Certificates
Disc.	—	Discounted
Gtd.	—	Guaranteed
RB	—	Revenue Bonds
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $4,661,008, which represented 3.01% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Balanced Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
Invesco Balanced Fund

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$100,320,402	$1,385,467	$—	$101,705,869
U.S. Treasury Securities	—	23,052,850	—	23,052,850
U.S. Government Sponsored Securities	—	3,104,520	—	3,104,520
Corporate Debt Securities	—	25,325,932	—	25,325,932
Asset Backed Securities	—	188,025	—	188,025
Municipal Obligations	—	93,195	—	93,195
Foreign Government Debt Securities	—	679,729	—	679,729
	$100,320,402	$53,829,718	$—	$154,150,120
Futures*	(466)	—	—	(466)

Total Investments	$100,319,936	$53,829,718	$—	$154,149,654

*	Unrealized appreciation (depreciation).
Invesco Balanced Fund

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	18	March-2011/Long	$3,948,750	$1,368
U.S. Treasury 30 Year Bonds	5	March-2011/Long	636,406	7,724
Subtotal			$4,585,156	$9,092
U.S. Treasury 5 Year Notes	42	March-2011/Short	(5,032,776)	(6,317)
U.S. Treasury 10 Year Notes	7	March-2011/Short	(868,766)	(3,241)
Subtotal			$(5,901,542)	$(9,558)

Total				$(466)

NOTE 4 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,889,214
Aggregate unrealized (depreciation) of investment securities	(11,043,630)

Net unrealized appreciation (depreciation) of investment securities	$(2,154,416)

Cost of investments for tax purposes is $156,304,536.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Balanced Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Equity and Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Balanced Fund

Invesco California Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30,2010
invesco.com/us           MS-CTFI-QTR-1 11/10           Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—104.14%
California—100.00%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	$1,500	$1,522,785
Alameda (County of) Joint Powers Authority (Juvenile Justice); Series 2008 A, Ref. Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	779,160
Series 2008 A, Ref. Lease RB (INS-AGM) (a)	5.00%	12/01/26	1,325	1,366,022
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,652,301
Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO (INS-AGM) (a)	5.00%	08/01/28	1,590	1,628,033
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,493,240
Antelope Valley Healthcare District; Series 1997 A, Ref. Insured RB (INS-AGM) (a)	5.20%	01/01/20	7,000	7,003,150
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,494,200
Series 2009 F-1, Toll Bridge RB (b)	5.25%	04/01/26	4,685	5,009,015
Series 2009 F-1, Toll Bridge RB (b)	5.25%	04/01/29	5,205	5,460,618
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (C)	0.00%	08/01/26	1,465	617,512
Series 2009, Unlimited Tax GO Bonds (C)	0.00%	08/01/32	3,045	849,311
California (State of) Department of Water Resources (Central Valley); Series 2003 Y, Water System RB (INS-NATL) (a)	5.00%	12/01/25	12,730	13,064,162
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	1,681,940
California (State of) Educational Facilities Authority (Pitzer College); Series 2005 A, RB	5.00%	04/01/35	2,000	1,830,280
Series 2009, RB	6.00%	04/01/40	2,000	2,146,820
California (State of) Educational Facilities Authority (University of San Diego); Series 1998, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/22	5,000	5,003,000
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010 A, RB (INS-AGM) (a)	5.25%	07/01/38	1,250	1,218,825
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	1,962,260
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	3,500	3,400,810
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II); Series 2006 B, RB (INS-NATL) (a)	5.00%	05/01/31	2,000	1,808,760
California (State of) Infrastructure & Economic Development Bank (Kaiser Hospital Assistance I-LLC); Series 2001 A, RB	5.55%	08/01/31	5,000	5,068,800
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	882,590
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/20	2,055	2,053,356
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.50%	07/01/30	500	486,540
Series 2010 A, RB	5.75%	07/01/40	1,500	1,454,325
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 A, Ref. Solid Waste Disposal RB (d)	5.00%	01/01/22	2,000	1,991,500
California (State of) Public Works Board (Department of Corrections — State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (a)	5.00%	12/01/19	2,000	2,078,600
California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital ); Series 2004 A, Lease RB	5.00%	06/01/25	515	501,785
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	4,744,800
Series 2005 A, Health Facility RB	5.00%	03/01/35	1,025	940,048
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	1,500	1,468,470
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	$1,785	$1,617,460
California (State of) Statewide Communities Development Authority (Cedars Sinai Medical Center); Series 1992, Hospital Rev. COP	6.50%	08/01/12	570	593,860
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	2,000	1,881,840
Series 2010, RB	5.25%	11/01/30	1,675	1,695,602
California (State of) Statewide Communities Development Authority (Sutter Health); Series 2005 A, RB	5.00%	11/15/43	1,000	928,560
California (State of); Series 2004 B-1, VRD Unlimited Tax GO (LOC-Citibank N.A.) (e)	0.26%	05/01/34	2,000	2,000,000
Series 2009, Various Purpose Unlimited Tax GO	5.75%	04/01/31	5,000	5,178,600
Series 2010, Various Purpose Unlimited Tax GO	5.25%	11/01/40	3,000	2,926,920
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006 A, Tobacco Settlement Asset-Backed Conv. Turbo Bonds	1.16%	06/01/28	5,000	4,022,550
California State University; Series 2008 A, Systemwide RB (INS-AGM) (a)	5.00%	11/01/39	3,000	2,988,510
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	725	727,494
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/29	735	241,558
Corona-Norco Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO (INS-AGC) (a)(c)	0.00%	08/01/24	1,000	463,200
Series 2009 B, Unlimited Tax GO (INS-AGC) (a)(c)	0.00%	08/01/25	1,000	424,330
Series 2009 B, Unlimited Tax GO (INS-AGC) (a)(c)	0.00%	08/01/26	1,525	599,325
Series 2009 B, Unlimited Tax GO (INS-AGC) (a)(c)	0.00%	08/01/27	1,500	545,595
Series 2009 B, Unlimited Tax GO (INS-AGC) (a)(c)	0.00%	08/01/28	360	121,558
Duarte (City of) (City of Hope National Medical Center); Series 1999 A, COP	5.25%	04/01/19	3,000	3,022,230
Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.); Series 2010, COP	6.13%	06/01/34	1,000	972,720
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (C)	0.00%	08/01/33	4,430	1,047,784
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,500,360
Foothill/Eastern Transportation Corridor Agency; Series 1999, Ref. Conv. Toll Road RB (C)	0.00%	01/15/23	5,000	4,931,400
Series 1999, Ref. Toll Road RB (INS-NATL) (a)	5.13%	01/15/19	4,000	3,878,320
Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO (INS-AGC) (a)(c)	0.00%	08/01/29	5,350	1,659,302
Series 2009 A, Unlimited Tax GO (INS-AGC) (a)(c)	0.00%	08/01/31	3,650	971,010
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,500	2,257,950
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.75%	06/01/47	4,425	3,177,061
Series 2007 A-1, Tobacco Settlement Asset Backed, RB	5.13%	06/01/47	2,500	1,614,350
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax GO (INS-NATL) (a)(c)	0.00%	08/01/24	6,750	3,126,600
Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO (INS-AGM) (a)	5.00%	08/01/27	1,750	1,779,417
Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.13%	05/15/41	2,000	1,659,980
Indio (City of) Redevelopment Agency (Indio Redevelopment Merged); Series 2008 A, Sub. Tax Allocation RB	5.25%	08/15/27	780	756,725
Series 2008 A, Sub. Tax Allocation RB	5.25%	08/15/28	470	450,359
Irvine Unified School District (Community Facilities District No. 06-1, Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	1,000	1,053,260
Kern (County of) Water Agency (Improvement District No. 4); Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,700	1,721,471
Long Beach (City of) (Private Activity); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,000	1,903,820
Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	20,000	21,932,800
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)
Series 2010 A, Sr. RB	5.00%	05/15/35	$1,500	$1,491,585
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	974,400
Los Angeles (City of) Department of Water & Power; Series 2001 A, Water System RB	5.13%	07/01/41	3,000	3,000,990
Series 2001 A-1, Power System RB (INS-AGM) (a)	5.25%	07/01/22	12,365	12,636,659
Series 2001 B-2, VRD Water System RB (e)	0.27%	07/01/35	400	400,000
Series 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,073,940
Los Angeles (City of); Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	5,000	5,263,000
Series 2004 A, Unlimited Tax GO (INS-NATL) (a)	5.00%	09/01/24	2,500	2,614,000
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS-NATL) (a)	6.50%	03/15/15	7,500	8,027,850
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax GO (INS-AGC) (a)(c)	0.00%	08/01/37	1,050	187,268
Series 2009 C, Unlimited Tax GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/35	940	195,868
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO (INS-AGC) (a)(c)	0.00%	08/01/31	840	223,465
Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings); Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/25	850	878,926
Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/26	1,215	1,246,031
Oakland (Port of); Series 2002 L, RB (d)(f)(g)	5.00%	11/01/12	110	119,240
Series 2002 L, RB (INS-NATL) (a)(d)	5.00%	11/01/21	890	894,762
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	2,000	2,010,740
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax GO (INS-AGM) (a)(c)	0.00%	08/01/45	6,715	634,970
Series 2009 B, Unlimited Tax GO (INS-AGM) (a)(c)	0.00%	08/01/46	7,050	621,317
Series 2009 B, Unlimited Tax GO (INS-AGM) (a)(c)	0.00%	08/01/47	1,700	139,315
Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/44	6,250	636,688
Poway Unified School District (School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax GO (C)	0.00%	08/01/32	6,460	1,599,431
Poway Unified School District Public Financing Authority; Series 2007, Special Tax RB (INS-AMBAC) (a)	4.63%	09/15/42	2,530	2,087,250
Roseville (City of) Finance Authority; Series 2010, Ref. Electric System RB	5.00%	02/01/37	1,000	997,030
Roseville Joint Union High School District (Election of 2004); Series 2007 C, Unlimited Tax GO (INS-AGM) (a)(c)	0.00%	08/01/24	2,515	1,164,948
Series 2007 C, Unlimited Tax GO (INS-AGM) (a)(c)	0.00%	08/01/25	1,970	835,457
Series 2007 C, Unlimited Tax GO (INS-AGM) (a)(c)	0.00%	08/01/26	1,350	527,810
Sacramento (County of) Sanitation Districts Financing Authority; Series 2008 D, Ref. VRD Sub. Lien RB (LOC-Bank of America N.A.) (e)(h)	0.27%	12/01/39	1,000	1,000,000
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,153,338
San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	2,000	1,675,220
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/40	2,335	2,275,084
San Francisco (City & County of) (Laguna Honda Hospital); Series 2005 I, Unlimited Tax GO (INS-AGM) (a)	5.00%	06/15/30	8,000	8,122,880
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Second Series 2001, Issue 27B, Ref. RB (INS-NATL) (a)	5.13%	05/01/26	5,000	5,013,750
San Jose (City of); Series 2001 A, Airport RB (INS-NATL) (a)	5.00%	03/01/25	10,000	10,018,300
Santa Monica Community College District (Election of 2002); Series 2007 A, Unlimited Tax GO (INS-NATL) (a)(c)	0.00%	08/01/22	1,385	783,758
Series 2007 A, Unlimited Tax GO (INS-NATL) (a)(c)	0.00%	08/01/23	1,385	725,698
Series 2007 A, Unlimited Tax GO (INS-NATL) (a)(c)	0.00%	08/01/24	1,385	682,029
Series 2007 A, Unlimited Tax GO (INS-NATL) (a)(c)	0.00%	08/01/25	1,380	634,276
School Facilities Financing Authority (Grant Joint Union High School District); Series 2008 A, General Obligation RB (INS-AGM) (a)(c)	0.00%	08/01/31	2,040	541,518
Series 2008 A, General Obligation RB (INS-AGM) (a)(c)	0.00%	08/01/32	6,395	1,573,746
Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax GO (INS-AGM) (a)(c)	0.00%	08/01/28	3,480	1,143,284
Series 2007 C, Unlimited Tax GO (INS-AGM) (a)(c)	0.00%	08/01/30	2,765	782,882
Southern California Metropolitan Water District 2009 Series B, Ref. Water RB (b)	5.00%	07/01/27	8,585	9,225,956
Southern California Public Power Authority (Mead-Adelanto);
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)
Series 1994 A, RB (INS-AMBAC) (a)(i)	8.57%	07/01/15	$3,500	$4,427,080
Series 2008 A, VRD RB (e)	0.26%	07/01/20	700	700,000
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS-AMBAC) (a)(i)	8.57%	07/01/15	2,500	3,162,200
Southern California Public Power Authority (Windy Point/Windy Flats); Series 2010 1, RB	5.00%	07/01/30	1,500	1,543,095
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.00%	06/01/37	3,000	2,207,190
Torrance (City of) (Torrance Memorial Medical Center); Series 2010 A, RB	5.00%	09/01/40	1,000	948,100
Tustin Unified School District (School Facilities Improvement District No. 2002-1, Election of 2002); Series 2008 C, Unlimited Tax GO (INS-AGM) (a)	5.00%	06/01/28	1,750	1,801,257
Twin Rivers Unified School District; Series 2009, Unlimited Tax GO BAN Notes (c)	0.00%	04/01/14	1,700	1,543,039
University of California; Series 2007 J, RB (INS-AGM) (a)	4.50%	05/15/31	4,500	4,305,420
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,644,675
Series 2009 Q, RB (b)(j)	5.00%	05/15/34	920	950,323
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,061,840
Walnut Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	2,000	1,934,660
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO (INS-AGM) (a)(c)	0.00%	08/01/24	4,685	2,334,910

				301,435,347

Guam—0.22%
Guam (Government of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	669,537
Puerto Rico—2.80%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB	5.00%	07/01/37	2,000	1,912,140
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, Gtd. RB (c)(f)(g)	0.00%	07/01/17	3,680	3,992,616
Series 2002 D, Gtd. RB (INS-AMBAC) (a)(c)	0.00%	07/01/31	1,320	1,070,692
Puerto Rico (Commonwealth of) Sales Tax Financing Corp. First Sub. Series 2010 C, RB	5.00%	08/01/35	1,500	1,456,425

				8,431,873

Virgin Islands—1.12%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,769,319
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,600	1,618,496

				3,387,815

TOTAL INVESTMENTS(k)—104.14% (Cost $309,581,618)				313,924,572

OTHER ASSETS LESS LIABILITIES—0.15%				447,394

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(4.29)%
Notes with interest rates ranging from 0.29% to 0.36% at 11/30/10 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34 (See Note 1D) (l)				(12,930,000)

NET ASSETS—100.00%				$301,441,966

See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.
BAN	—	Bond Anticipation Note
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
GO	—	General Obligation
Gtd.	—	Guaranteed
INS	—	Insurer
LOC	—	Letter of Credit
NATL	—	National Public Finance Guarantee Corp.
RB	—	Revenue Bonds
Ref.	—	Refunding
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to inverse floaters entered into by the Fund (See Note 1D).

(c)	Capital appreciation bond issued at a discount.

(d)	Security subject to the alternative minimum tax.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2010. At November 30, 2010, the Fund’s investments with a value of $20,645,912 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $12,930,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco California Tax-Free Income Fund

D.	Inverse Floating Rate Obligations — The Fund may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Fund generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco California Tax-Free Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.
Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$313,924,572	$—	$313,924,572

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $13,456,499 and $25,547,480, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,230,064
Aggregate unrealized (depreciation) of investment securities	(7,631,961)

Net unrealized appreciation of investment securities	$5,598,103

Cost of investments for tax purposes is $308,326,469.
Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us           CPB-QTR-1     11/10           Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2010
(Unaudited)

	Principal
	Amount	Value
Bonds & Notes–34.90%

Advertising–0.05%
Lamar Media Corp., Sr. Gtd. Sub. Global Notes, 7.88%, 04/15/18	$5,000	$5,319

Aerospace & Defense–0.36%
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	10,000	10,944
Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	5,000	5,394
7.75%, 03/15/20(b)	5,000	5,437
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	10,000	9,827
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	5,000	5,175

		36,777

Agricultural Products–1.38%
Cargill Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	60,000	64,608
Corn Products International Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	75,000	76,810

		141,418

Airlines–1.61%
American Airlines Pass Through Trust, Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	20,846	21,172
Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	50,000	52,312
Continental Airlines Inc., Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	28,787	33,321
Series 2009-1, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	4,749	5,189
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	4,000	4,370
Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	30,000	31,238
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	1,205	1,223
UAL Corp., Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	9,443	11,001
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	4,759	5,532

		165,358

Alternative Carriers–0.10%
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	10,000	10,300

Aluminum–0.05%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	5,000	5,222

Apparel Retail–0.28%
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	25,000	28,875

Asset Management & Custody Banks–0.15%
State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Bonds, 8.25%, 03/15/42(d)	15,000	15,131

Auto Parts & Equipment–0.05%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	5,000	5,438

Automotive Retail–0.21%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	20,000	21,625

Brewers–0.50%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	50,000	51,720

Broadcasting–1.41%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	5,000	4,975
Belo Corp., Sr. Unsec. Notes, 8.00%, 11/15/16	10,000	10,650
COX Communications Inc., Sr. Unsec. Notes, 6.75%, 03/15/11	40,000	40,705
9.38%, 01/15/19(b)	25,000	33,907
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	40,000	43,871
Lin Television Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 04/15/18	5,000	5,262
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes, —%, 08/01/16(c)	5,000	5,088

		144,458

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Building Products–0.30%
Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	$5,000	$5,131
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	5,000	4,950
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	15,000	15,938
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	5,000	5,300

		31,319

Cable & Satellite–1.32%
British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	25,000	33,823
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	5,000	5,456
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	60,000	66,900
Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	30,000	29,739

		135,918

Casinos & Gaming–0.21%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	5,000	5,100
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	5,000	5,387
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	10,000	10,650

		21,137

Coal & Consumable Fuels–0.11%
CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	5,000	5,375
Consol Energy Inc., Sr. Unsec. Gtd. Notes, 8.25%, 04/01/20(b)	5,000	5,450

		10,825

Communications Equipment–0.51%
Motorola Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	50,000	52,859

Construction, Farm Machinery & Heavy Trucks–0.21%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	10,000	10,750
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	5,000	5,363
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	5,000	5,203

		21,316

Consumer Finance–0.40%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	10,000	10,300
Sr. Unsec. Gtd. Notes, 8.00%, 03/15/20(b)	5,000	5,138
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	5,000	5,300
SLM Corp., Series A, Sr. Unsec. Medium- Term Notes, 5.00%, 10/01/13	20,000	19,875

		40,613

Department Stores–0.74%
Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	65,000	67,112
Sears Holdings Corp., Sr. Sec. Notes, 6.63%, 10/15/18(b)	10,000	9,275

		76,387

Diversified Banks–1.34%
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 3.40%, 01/22/15	50,000	52,958
US Bancorp, Sr. Unsec. Notes, 2.00%, 06/14/13	45,000	45,978
Wachovia Corp., Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	35,000	38,292

		137,228

Diversified Capital Markets–0.05%
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	5,000	5,209

Diversified Metals & Mining–0.87%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	80,000	89,175

Electric Utilities–1.75%
Indiana Michigan Power Co., Series I, Sr. Unsec. Notes, 7.00%, 03/15/19	25,000	30,246
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	5,000	3,550
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	30,000	33,490
Southern Co., Series A, Sr. Unsec. Notes, 5.30%, 01/15/12	60,000	63,022
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	25,000	27,092
5.00%, 06/30/19	20,000	22,476

		179,876

Electrical Components & Equipment–0.27%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	25,000	27,625

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Electronic Manufacturing Services–0.15%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	$5,000	$5,625
5.63%, 12/15/20	10,000	9,850

		15,475

Environmental & Facilities Services–0.32%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	5,000	5,275
Waste Management Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	25,000	27,387

		32,662

Food Retail–0.10%
Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.66%, 06/28/11(b)	10,000	10,022

Gas Utilities–0.05%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	5,000	5,369

Health Care Equipment–1.09%
Boston Scientific Corp., Sr. Unsec. Notes, 5.45%, 06/15/14	40,000	43,000
6.00%, 01/15/20	15,000	16,191
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	50,000	52,205

		111,396

Health Care Facilities–0.20%
Community Health Systems Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.88%, 07/15/15	5,000	5,250
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	10,000	10,700
Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	5,000	5,087

		21,037

Health Care Services–0.89%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	50,000	53,118
6.25%, 06/15/14	25,000	28,396
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	10,000	10,139

		91,653

Hotels, Resorts & Cruise Lines–0.74%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	20,000	21,627
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	5,000	5,025
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	5,000	5,550
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	40,000	43,750

		75,952

Household Products–0.05%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	5,000	5,188

Independent Power Producers & Energy Traders–0.29%
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	15,000	15,112
7.38%, 01/15/17	15,000	15,150

		30,262

Industrial Conglomerates–0.96%
General Electric Capital Corp., Sr. Unsec. Notes, 2.25%, 11/09/15	65,000	63,100
NBC Universal, Inc., Sr. Unsec. Notes, 2.10%, 04/01/14(b)	15,000	15,106
5.95%, 04/01/41(b)	20,000	20,428

		98,634

Integrated Telecommunication Services–1.01%
AT&T Inc., Sr. Unsec. Global Notes, 6.70%, 11/15/13	20,000	22,994
2.50%, 08/15/15	15,000	15,240
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	60,000	60,173
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	5,000	5,244

		103,651

Internet Retail–0.30%
Expedia Inc., Sr. Unsec. Gtd. Notes, 5.95%, 08/15/20(b)	25,000	25,631
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	5,000	4,987

		30,618

Internet Software & Services–0.05%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	5,000	5,250

Investment Banking & Brokerage–0.93%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	10,000	10,429
E*Trade Financial Corp., Sr. Unsec. Global Notes, 7.38%, 09/15/13	5,000	4,975
Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	55,000	56,233
Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	20,000	23,375

		95,012

Leisure Facilities–0.10%
Universal City Development Partners Ltd./UCDP Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 11/15/15	10,000	10,600

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Life & Health Insurance–0.65%
Aflac Inc., Sr. Unsec. Notes, 6.45%, 08/15/40	$15,000	$15,367
Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	50,000	51,175

		66,542

Life Sciences Tools & Services–0.32%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	25,000	27,753
Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	5,000	5,125

		32,878

Movies & Entertainment–0.26%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	25,000	26,937

Multi-Line Insurance–0.37%
American Financial Group Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	12,300
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	20,548
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38	5,000	5,291

		38,139

Multi-Utilities–0.20%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	20,000	20,533

Office Electronics–0.51%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	50,000	52,151

Office REIT’s–0.21%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	20,000	21,085

Office Services & Supplies–0.10%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 7.30%, 11/01/27	5,000	5,031
6.75%, 12/01/25	5,000	5,075

		10,106

Oil & Gas Drilling–0.36%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	35,000	36,494

Oil & Gas Equipment & Services–0.10%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	5,000	5,237
Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/01/14	5,000	5,300

		10,537

Oil & Gas Exploration & Production–1.24%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.38%, 09/15/17	15,000	16,221
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	25,000	26,219
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	5,000	5,537
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	5,000	5,544
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	10,000	11,000
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	25,000	26,170
Petrohawk Energy Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 7.88%, 06/01/15	5,000	5,206
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	20,000	20,818
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	5,000	5,462
Range Resources Corp., Sr. Unsec. Sub. Gtd. Notes, 7.50%, 10/01/17	5,000	5,288

		127,465

Oil & Gas Refining & Marketing–0.14%
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/01/15	5,000	5,019
United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	10,000	8,987

		14,006

Oil & Gas Storage & Transportation–1.31%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	50,000	53,680
5.20%, 09/01/20	15,000	16,004
6.45%, 09/01/40	15,000	16,305
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 03/01/16	5,000	5,175
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	5,000	5,125
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	20,000	22,103
Williams Partners L.P., Sr. Unsec. Global Notes, 6.30%, 04/15/40	15,000	16,008

		134,400

Other Diversified Financial Services–2.69%
Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	40,000	41,163
3.70%, 09/01/15	30,000	29,668
6.50%, 08/01/16	10,000	10,888
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	45,000	49,343
5.88%, 05/29/37	15,000	14,473
Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	26,158

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Other Diversified Financial Services–(continued)
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	$25,000	$27,973
International Lease Finance Corp., Sr. Unsec. Notes, 8.63%, 09/15/15(b)	5,000	5,300
8.75%, 03/15/17(b)	5,000	5,350
JPMorgan Chase & Co., Floating Rate Medium-Term Notes, 0.96%, 02/26/13(d)	40,000	40,156
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	25,000	25,613

		276,085

Packaged Foods & Meats–0.31%
Del Monte Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.50%, 10/15/19	5,000	5,600
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	5,000	5,238
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	20,000	20,644

		31,482

Paper Packaging–0.05%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	5,000	5,300

Paper Products–0.10%
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	5,000	5,081
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	5,000	5,131

		10,212

Pharmaceuticals–0.10%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	5,000	4,937
7.00%, 10/01/20(b)	5,000	4,888

		9,825

Publishing–0.36%
Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 11/15/17	5,000	5,525
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	30,000	31,127

		36,652

Railroads–0.40%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	30,000	29,698
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	10,000	10,934

		40,632

Regional Banks–0.30%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	25,000	26,014
Zions Bancorporation, Unsec. Sub. Notes, 5.50%, 11/16/15	5,000	4,900

		30,914

Research & Consulting Services–0.52%
ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	50,000	53,779

Semiconductor Equipment–0.05%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	5,000	5,300

Semiconductors–0.10%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	5,000	5,262
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	5,000	5,157

		10,419

Specialized Finance–0.30%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/14	5,000	4,975
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	25,000	25,804

		30,779

Specialized REIT’s–0.67%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	65,000	68,536

Specialty Properties–0.29%
Health Care REIT Inc., Sr. Unsec. Notes, 4.95%, 01/15/21	30,000	29,767

Steel–1.00%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 3.75%, 08/05/15	30,000	30,647
7.00%, 10/15/39	40,000	40,618
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	20,306
6.88%, 11/10/39	10,000	11,064

		102,635

Tires & Rubber–0.09%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 7.63%, 03/15/27	10,000	9,425

Trading Companies & Distributors–0.05%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	5,000	5,075

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Wireless Telecommunication Services–0.29%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	$5,000	$5,337
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	10,000	11,000
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	10,000	8,487
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	5,000	5,213
		30,037

Total Bonds & Notes (Cost $3,433,605)		3,582,036

U.S. Government Sponsored Mortgage-Backed Securities–32.36%

Federal Home Loan Mortgage Corp. (FHLMC)–10.59%
Pass Through Ctfs., 5.50%, 01/01/34	228,190	246,078
5.00%, 06/01/40	325,573	347,721
Pass Through Ctfs., TBA, 4.50%, 12/01/39(e)	475,000	493,332

		1,087,131

Federal National Mortgage Association (FNMA)–21.77%
Pass Through Ctfs., 5.00%, 06/01/23	279,561	297,738
3.50%, 12/01/25	125,000	127,871
6.00%, 03/01/38	368,026	400,857
5.50%, 06/01/40	140,656	151,309
Pass Through Ctfs., TBA, 4.50%, 12/01/24(e)	250,000	263,633
4.00%, 12/01/25 to 12/01/40(e)	665,000	679,174
5.50%, 12/01/25(e)	50,000	54,344
5.00%, 12/01/39(e)	245,000	259,815
		2,234,741

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $3,316,123)		3,321,872

U.S. Treasury Securities-21.15%

U.S. Treasury Bills-4.19%
0.18%, 05/19/11(f)(g)	$430,000	429,603

U.S. Treasury Notes–14.67%
4.50%, 04/30/12	300,000	317,508
2.25%, 05/31/14	200,000	209,344
2.63%, 12/31/14	250,000	265,039
1.25%, 08/31/15	350,000	348,031
2.75%, 05/31/17	200,000	209,250
3.63%, 08/15/19	100,000	108,547
3.88%, 08/15/40	50,000	48,055

		1,505,774

U.S. Treasury Bonds–2.29%
5.38%, 02/15/31	$145,000	$177,058
4.25%, 05/15/39	20,000	20,541
4.50%, 08/15/39	35,000	37,450
		235,049

Total U.S. Treasury Securities (Cost $2,111,059)		2,170,426

Asset-Backed Securities–13.03%
Banc of America Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	40,000	42,034
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	25,000	25,636
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	25,000	26,897
Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(d)	45,000	48,635
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(d)	40,000	42,836
Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.68%, 04/12/38(d)	18,455	18,554
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	40,000	43,659
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	50,000	51,216
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.48%, 08/25/34(d)	33,090	33,859
Commercial Mortgage Pass Through Ctfs., Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.75%, 07/16/34(b)	70,000	69,849
Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	28,447	29,229
Discover Card Master Trust,, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.90%, 09/15/15(d)	40,000	40,230
Fannie Mae REMICS, Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	51,626	53,055
Freddie Mac REMICS, Series 2450, Class PE, Pass Through Ctfs., 6.00%, 07/15/21	2,373	2,373
Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	23,836	24,291
Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	29,010	29,589

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities–(continued)
Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	$35,000	$36,472
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, Pass Through Ctfs., 6.53%, 05/15/33	24,374	24,503
GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	70,000	71,484
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	55,000	58,749
Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(b)(d)	70,000	71,677
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	30,000	30,596
Morgan Stanley Capital I, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	48,761	49,945
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(d)	35,000	38,228
Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	29,647	30,184
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	30,000	32,461
Nissan Auto Lease Trust, Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	30,000	30,213
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, Pass Through Ctfs., 6.36%, 03/12/34	54,075	54,406
RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(d)	100,000	106,448
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.77%, 08/15/39(d)	40,000	42,196
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.37%, 10/15/44(d)	20,000	21,898
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)	25,000	24,047
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)	20,000	20,831
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.47%, 07/25/34(d)	10,627	10,842

Total Asset-Backed Securities (Cost $1,281,316)		1,337,122

Municipal Obligations–1.07%
California (State of); Series 2010, Various Purpose Unlimited Tax GO, 5.75%, 03/01/17	10,000	10,672
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J) (Build America Bonds); Series 2010 A, Taxable RB, 6.64%, 04/01/57	25,000	24,961
New Jersey (State of) Transportation Trust Fund Authority (Build America Bonds); Series C, Taxable RB, 5.75%, 12/15/28	40,000	39,225
Texas (State of) Transportation Commission (State Highway Fund); Series 2010 B, Taxable First Tier Build America RB, 5.18%, 04/01/30	35,000	35,374

Total Municipal Obligations (Cost $110,067)		110,232

	Shares
Money Market Funds-14.73%
Liquid Assets Portfolio – Institutional Class (h)	756,140	756,140
Premier Portfolio – Institutional Class (h)	756,140	756,140

Total Money Market Funds (Cost $1,512,280)		1,512,280

TOTAL INVESTMENTS–117.24% (Cost $11,764,352)		12,033,968
OTHER ASSETS LESS LIABILITIES–(17.24)%		(1,769,932)

NET ASSETS–100.00%		$10,264,036

Investment Abbreviations:

Ctfs.	— Certificates
Deb.	— Debentures
Disc.	— Discounted
GO	— General Obligation Bonds
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TBA	— To Be Announced
Unsec.	— Unsecured
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $748,391, which represented 7.29% of the Fund’s Net Assets.

(c)	Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(e)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(f)	All of portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Core Plus Bond Fund

A.	Security Valuations – (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Dollar Roll and Forward Commitment Transactions – The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Invesco Core Plus Bond Fund

E.	Dollar Roll and Forward Commitment Transactions – (continued)
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Core Plus Bond Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,512,280	$—	$—	$1,512,280
U.S. Treasury Securities	—	2,170,426	—	2,170,426
U.S. Government Sponsored Securities	—	3,321,872	—	3,321,872
Corporate Debt Securities	—	3,582,036	—	3,582,036
Asset Backed Securities	—	1,337,122	—	1,337,122
Municipal Obligations	—	110,232	—	110,232

	$1,512,280	$10,521,688	$—	$12,033,968

Futures*	314	—	—	314

Total Investments	$1,512,594	$10,521,688	$—	$12,034,282

*	Unrealized appreciation.
Invesco Core Plus Bond Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Open Futures Contracts at Period End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Ultra Bond	1	March-2011/Long	$132,125	$2,256
U.S. Treasury 5 Year Notes	4	March-2011/Long	479,406	1,429
U.S. Treasury 30 Year Bonds	1	March-2011/Long	127,281	420
Euro Bond Futures	1	December-2010/Long	166,183	(4,324)
Subtotal			$904,995	$(219)
U.S. Treasury 2 Year Notes	2	December-2010/Short	(439,125)	871
U.S. Treasury 10 Year Futures	1	March-2011/Short	(124,109)	(338)
Subtotal			$(563,234)	$533

Total			$341,761	$314

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $3,087,475 and $689,435, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$283,733
Aggregate unrealized (depreciation) of investment securities	(34,735)

Net unrealized appreciation of investment securities	$248,998

Cost of investments for tax purposes is $11,785,970.
NOTE 5 – Significant Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of the Invesco Core Bond Fund and the Invesco Van Kampen Core Plus Fixed Income Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Core Plus Bond Fund

Invesco Dividend Growth Securities Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010

invesco.com/us      MS-DGS-QTR-1      11/10      Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks—96.76%
Aerospace & Defense—3.59%
General Dynamics Corp.	371,736	$24,568,032
Raytheon Co.	409,848	18,955,470

		43,523,502

Apparel Retail—1.01%
Ross Stores, Inc.	187,953	12,194,391

Apparel, Accessories & Luxury Goods—0.68%
VF Corp.	99,917	8,281,121

Asset Management & Custody Banks—2.95%
Federated Investors, Inc. -Class B	788,857	18,703,800
State Street Corp.	395,506	17,085,859

		35,789,659

Auto Parts & Equipment—1.80%
Johnson Controls, Inc.	598,120	21,795,493

Brewers—1.76%
Heineken N.V. (Netherlands)	460,714	21,343,582

Building Products—1.62%
Masco Corp.	1,801,509	19,654,463

Casinos & Gaming—1.36%
International Game Technology	1,065,020	16,486,510

Computer & Electronics Retail—1.27%
Best Buy Co., Inc.	361,037	15,423,501

Construction, Farm Machinery & Heavy Trucks—1.43%
Caterpillar Inc.	205,549	17,389,445

Consumer Finance—3.07%
American Express Co.	351,960	15,211,711
Capital One Financial Corp.	591,053	22,004,903

		37,216,614

Data Processing & Outsourced Services—2.23%
Automatic Data Processing, Inc.	607,510	27,076,721

Department Stores—0.54%
Nordstrom, Inc.	152,746	6,537,529

Distributors—0.79%
Genuine Parts Co.	198,054	9,534,319

Diversified Banks—1.79%
Societe Generale (France)	279,673	12,961,908
U.S. Bancorp	366,819	8,722,956

		21,684,864

Diversified Chemicals—1.68%
E. I. du Pont de Nemours and Co.	433,143	20,353,390

Drug Retail—1.33%
Walgreen Co.	461,715	16,090,768

Electric Utilities—3.08%
American Electric Power Co., Inc.	706,531	25,152,503
Entergy Corp.	171,599	12,224,713

		37,377,216

Electrical Components & Equipment—1.73%
Emerson Electric Co.	381,859	21,028,975

Electronic Components—1.09%
Corning Inc.	749,707	13,239,826

Food Distributors—1.76%
Sysco Corp.	737,069	21,389,742

General Merchandise Stores—1.56%
Target Corp.	333,364	18,981,746

Health Care Equipment—1.59%
Stryker Corp.	385,814	19,325,423

Hotels, Resorts & Cruise Lines—0.71%
Marriott International Inc. -Class A	218,279	8,558,720

Household Appliances—0.85%
Whirlpool Corp.	140,608	10,264,384

Household Products—4.20%
Kimberly-Clark Corp.	520,122	32,190,350
Procter & Gamble Co. (The)	307,813	18,798,140

		50,988,490

Industrial Machinery—4.24%
Eaton Corp.	70,992	6,843,629
Pentair, Inc.	645,272	21,229,449
Snap-on Inc.	440,468	23,313,971

		51,387,049

Insurance Brokers—1.02%
Marsh & McLennan Cos., Inc.	495,012	12,414,901

Integrated Oil & Gas—4.85%
Chevron Corp.	132,590	10,735,812
Eni S.p.A. (Italy)	752,689	15,143,862
Exxon Mobil Corp.	311,043	21,636,151
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Growth Securities Fund

	Shares	Value
Integrated Oil & Gas—(continued)
Total S.A. (France)	234,687	$11,367,418

		58,883,243

Integrated Telecommunication Services—1.10%
AT&T Inc.	482,201	13,400,366

Investment Banking & Brokerage—1.33%
Charles Schwab Corp. (The)	1,071,236	16,100,677

IT Consulting & Other Services—0.78%
International Business Machines Corp.	67,309	9,521,531

Life & Health Insurance—1.54%
Lincoln National Corp.	446,423	10,660,581
StanCorp Financial Group, Inc.	192,789	8,020,023

		18,680,604

Motorcycle Manufacturers—0.64%
Harley-Davidson, Inc.	249,802	7,813,806

Movies & Entertainment—1.37%
Time Warner Inc.	562,293	16,582,021

Multi-Utilities—0.98%
DTE Energy Co.	265,584	11,831,767

Office Services & Supplies—0.77%
Pitney Bowes Inc.	427,267	9,374,238

Oil & Gas Equipment & Services—1.53%
Baker Hughes Inc.	355,542	18,545,071

Oil & Gas Storage & Transportation—0.51%
Southern Union Co.	263,143	6,212,806

Other Diversified Financial Services—0.58%
JPMorgan Chase & Co.	189,481	7,082,800

Packaged Foods & Meats—5.36%
Campbell Soup Co.	392,171	13,294,597
General Mills, Inc.	629,894	22,254,155
Kraft Foods Inc. -Class A	730,544	22,098,956
Mead Johnson Nutrition Co.	124,789	7,433,681

		65,081,389

Paper Products—1.84%
International Paper Co.	891,820	22,268,745

Pharmaceuticals—4.45%
Bristol-Myers Squibb Co.	621,789	15,693,954
Eli Lilly and Co.	232,803	7,836,149
Johnson & Johnson	386,694	23,801,016
Pfizer Inc.	411,297	6,700,028

		54,031,147

Property & Casualty Insurance—1.29%
Travelers Cos., Inc. (The)	290,435	15,680,586

Regional Banks—4.68%
Fifth Third Bancorp	1,408,954	16,837,000
SunTrust Banks, Inc.	1,089,525	25,451,304
Zions Bancorp.	742,263	14,437,016

		56,725,320

Restaurants—1.72%
Brinker International, Inc.	1,021,344	20,876,271

Semiconductors—1.29%
Texas Instruments Inc.	493,541	15,694,604

Soft Drinks—1.57%
Coca-Cola Co. (The)	301,218	19,027,941

Specialized Consumer Services—0.40%
H&R Block, Inc.	389,580	4,904,812

Specialty Chemicals—1.03%
Lubrizol Corp. (The)	119,839	12,530,366

Systems Software—1.84%
Microsoft Corp.	482,035	12,152,102
Oracle Corp.	376,126	10,170,447

		22,322,549

Thrifts & Mortgage Finance—1.41%
Hudson City Bancorp, Inc.	1,508,171	17,117,741

Tobacco—3.17%
Altria Group, Inc.	832,729	19,985,496
Philip Morris International Inc.	324,000	18,432,360
		38,417,856

Total Common Stocks (Cost $1,045,934,065)		1,174,040,601

Money Market Funds—3.23%
Liquid Assets Portfolio — Institutional Class(b)	19,624,176	19,624,176
Premier Portfolio — Institutional Class(b)	19,624,176	19,624,176

Total Money Market Funds (Cost $39,248,352)		39,248,352

TOTAL INVESTMENTS—99.99% (Cost $1,085,182,417)		1,213,288,953

OTHER ASSETS LESS LIABILITIES—0.01%		100,716

NET ASSETS—100.00%		$1,213,389,669

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Growth Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Dividend Growth Securities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Dividend Growth Securities Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,213,288,953	$—	$—	$1,213,288,953

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$156,110,329
Aggregate unrealized (depreciation) of investment securities	(28,003,797)

Net unrealized appreciation of investment securities	$128,106,532

Cost of investments for tax purposes is $1,085,182,421.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Dividend Growth Securities Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Diversified Dividend Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Dividend Growth Securities Fund

Invesco Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us      MS-EWSP-QTR-1 11/10      Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—99.26%
Advertising—0.42%
Interpublic Group of Cos., Inc. (b)	189,969	$2,023,170
Omnicom Group Inc.	46,741	2,123,911

		4,147,081

Aerospace & Defense—2.34%
Boeing Co. (The)	29,121	1,857,046
General Dynamics Corp.	29,241	1,932,538
Goodrich Corp.	25,471	2,184,648
Honeywell International Inc.	41,882	2,081,954
ITT Corp.	40,104	1,844,784
L-3 Communications Holdings, Inc.	25,910	1,822,250
Lockheed Martin Corp.	26,282	1,788,227
Northrop Grumman Corp.	31,118	1,919,358
Precision Castparts Corp.	14,470	1,997,873
Raytheon Co.	39,947	1,847,549
Rockwell Collins, Inc.	31,384	1,759,387
United Technologies Corp.	26,365	1,984,494

		23,020,108

Agricultural Products—0.17%
Archer-Daniels-Midland Co.	56,615	1,641,269

Air Freight & Logistics—0.83%
C.H. Robinson Worldwide, Inc.	26,781	1,974,028
Expeditors International of Washington, Inc.	41,447	2,192,546
FedEx Corp.	22,298	2,031,794
United Parcel Service, Inc. — Class B	27,492	1,928,014

		8,126,382

Airlines—0.21%
Southwest Airlines Co.	154,962	2,064,094

Aluminum—0.22%
Alcoa Inc.	163,972	2,151,313

Apparel Retail—1.33%
Abercrombie & Fitch Co. — Class A	49,640	2,494,410
Gap, Inc. (The)	96,943	2,070,703
Limited Brands, Inc.	68,479	2,305,688
Ross Stores, Inc.	34,004	2,206,180
TJX Cos., Inc. (The)	42,822	1,953,111
Urban Outfitters, Inc. (b)	53,799	2,033,064

		13,063,156

Apparel, Accessories & Luxury Goods—0.69%
Coach, Inc.	44,152	2,496,354
Polo Ralph Lauren Corp.	20,909	2,284,099
VF Corp.	23,659	1,960,858

		6,741,311

	Shares	Value
Application Software—1.17%
Adobe Systems Inc. (b)	55,924	$1,550,772
Autodesk, Inc. (b)	56,233	1,984,463
Citrix Systems, Inc. (b)	26,875	1,785,037
Compuware Corp. (b)	212,423	2,187,957
Intuit, Inc. (b)	40,947	1,838,111
Salesforce.com, Inc. (b)	15,703	2,186,172

		11,532,512

Asset Management & Custody Banks—2.00%
Ameriprise Financial, Inc.	38,495	1,995,581
Bank of New York Mellon Corp. (The)	72,087	1,945,628
Federated Investors, Inc. — Class B	79,842	1,893,054
Franklin Resources, Inc.	17,333	1,977,522
Invesco Ltd.	87,379	1,899,620
Janus Capital Group Inc.	174,591	1,822,730
Legg Mason, Inc.	61,352	2,001,302
Northern Trust Corp.	37,381	1,880,264
State Street Corp.	47,977	2,072,606
T. Rowe Price Group Inc.	36,914	2,153,194

		19,641,501

Auto Parts & Equipment—0.23%
Johnson Controls, Inc.	63,388	2,309,859

Automobile Manufacturers—0.24%
Ford Motor Co. (b)	146,774	2,339,578

Automotive Retail—0.90%
AutoNation, Inc. (b)	78,543	2,052,329
AutoZone, Inc. (b)	8,299	2,152,843
CarMax, Inc. (b)	77,480	2,549,092
O’Reilly Automotive, Inc. (b)	35,294	2,123,993

		8,878,257

Biotechnology—1.16%
Amgen Inc. (b)	33,203	1,749,466
Biogen Idec Inc. (b)	31,650	2,024,651
Celgene Corp. (b)	33,167	1,969,456
Cephalon, Inc. (b)	29,434	1,868,765
Genzyme Corp. (b)	26,161	1,863,186
Gilead Sciences, Inc. (b)	53,090	1,937,785

		11,413,309

Brewers—0.20%
Molson Coors Brewing Co. — Class B	40,289	1,919,771

Broadcasting—0.60%
CBS Corp. — Class B	121,243	2,041,732
Discovery Communications, Inc. — Class A (b)	43,663	1,780,577
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Broadcasting—(continued)
Scripps Networks Interactive Inc. — Class A	40,157	$2,045,999

		5,868,308

Building Products—0.19%
Masco Corp.	167,569	1,828,178

Cable & Satellite—0.62%
Comcast Corp. — Class A	103,864	2,077,280
DIRECTV — Class A (b)	43,972	1,826,157
Time Warner Cable, Inc.	35,972	2,213,717

		6,117,154

Casinos & Gaming—0.40%
International Game Technology	121,726	1,884,318
Wynn Resorts Ltd.	19,945	2,016,440

		3,900,758

Coal & Consumable Fuels—0.76%
CONSOL Energy, Inc.	52,663	2,209,740
Massey Energy Co.	61,229	3,006,956
Peabody Energy Corp.	39,003	2,293,766

		7,510,462

Commercial Printing—0.17%
R. R. Donnelley & Sons Co.	109,184	1,720,740

Communications Equipment—1.27%
Cisco Systems, Inc. (b)	83,708	1,603,845
Harris Corp.	40,974	1,812,690
JDS Uniphase Corp. (b)	151,442	1,797,617
Juniper Networks, Inc. (b)	61,086	2,078,146
Motorola, Inc. (b)	218,499	1,673,702
QUALCOMM, Inc.	43,114	2,015,148
Tellabs, Inc.	243,777	1,538,233

		12,519,381

Computer & Electronics Retail—0.57%
Best Buy Co., Inc.	49,332	2,107,463
GameStop Corp. — Class A (b)	94,592	1,884,273
RadioShack Corp.	88,732	1,637,105

		5,628,841

Computer Hardware—0.61%
Apple Inc. (b)	6,654	2,070,392
Dell Inc. (b)	147,127	1,945,019
Hewlett-Packard Co.	46,801	1,962,366

		5,977,777

Computer Storage & Peripherals—1.20%
EMC Corp. (b)	89,077	1,914,265
Lexmark International, Inc. — Class A (b)	44,014	1,595,067
NetApp, Inc. (b)	37,373	1,903,407
QLogic Corp. (b)	109,674	1,962,068
SanDisk Corp. (b)	48,014	2,141,424

	Shares	Value
Computer Storage & Peripherals—(continued)
Western Digital Corp. (b)	69,099	$2,314,817

		11,831,048

Construction & Engineering—0.60%
Fluor Corp.	37,696	2,179,960
Jacobs Engineering Group Inc. (b)	50,767	1,954,529
Quanta Services, Inc. (b)	100,670	1,772,799

		5,907,288

Construction Materials—0.20%
Vulcan Materials Co.	50,046	2,007,845

Construction, Farm Machinery & Heavy Trucks—0.84%
Caterpillar Inc.	25,053	2,119,484
Cummins, Inc.	21,531	2,091,091
Deere & Co.	25,306	1,890,358
PACCAR Inc.	40,289	2,169,965

		8,270,898

Consumer Electronics—0.25%
Harman International Industries, Inc. (b)	55,686	2,427,353

Consumer Finance—0.78%
American Express Co.	44,312	1,915,164
Capital One Financial Corp.	47,418	1,765,372
Discover Financial Services	117,739	2,152,269
SLM Corp. (b)	156,416	1,806,605

		7,639,410

Data Processing & Outsourced Services—1.97%
Automatic Data Processing, Inc.	44,355	1,976,902
Computer Sciences Corp.	42,026	1,875,620
Fidelity National Information Services, Inc.	66,905	1,799,745
Fiserv, Inc. (b)	34,226	1,892,698
Iron Mountain, Inc.	89,819	1,994,880
MasterCard, Inc. — Class A	8,579	2,033,480
Paychex, Inc.	70,643	2,016,151
Total System Services, Inc.	122,295	1,845,432
Visa Inc. — Class A	26,765	1,976,595
Western Union Co.	108,026	1,905,579

		19,317,082

Department Stores—1.09%
JC Penney Co., Inc.	75,130	2,499,575
Kohl’s Corp. (b)	36,015	2,031,966
Macy’s, Inc.	84,285	2,164,439
Nordstrom, Inc.	50,795	2,174,026
Sears Holdings Corp. (b)	27,430	1,796,665

		10,666,671

Distillers & Vintners—0.41%
Brown-Forman Corp. — Class B	30,037	1,965,021
Constellation Brands, Inc. — Class A (b)	102,071	2,103,683

		4,068,704

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Distributors—0.21%
Genuine Parts Co.	42,162	$2,029,679

Diversified Banks—0.57%
Comerica Inc.	49,707	1,813,808
U.S. Bancorp	80,367	1,911,127
Wells Fargo & Co.	70,561	1,919,965

		5,644,900

Diversified Chemicals—1.04%
Dow Chemical Co. (The)	68,607	2,139,166
E. I. du Pont de Nemours and Co.	41,711	1,960,000
Eastman Chemical Co.	26,161	2,035,587
FMC Corp.	27,214	2,117,794
PPG Industries, Inc.	25,443	1,983,536

		10,236,083

Diversified Metals & Mining—0.41%
Freeport-McMoRan Copper & Gold Inc.	22,432	2,272,810
Titanium Metals Corp. (b)	99,793	1,723,425

		3,996,235

Diversified REIT’s—0.18%
Vornado Realty Trust	21,185	1,728,272

Diversified Support Services—0.18%
Cintas Corp.	66,204	1,770,626

Drug Retail—0.42%
CVS Caremark Corp.	61,434	1,904,454
Walgreen Co.	62,759	2,187,151

		4,091,605

Education Services—0.31%
Apollo Group, Inc. — Class A (b)	37,297	1,268,098
DeVry, Inc.	40,947	1,758,264

		3,026,362

Electric Utilities—2.59%
Allegheny Energy, Inc.	80,192	1,829,982
American Electric Power Co., Inc.	51,092	1,818,875
Duke Energy Corp.	104,635	1,836,344
Edison International	54,140	1,999,932
Entergy Corp.	23,906	1,703,063
Exelon Corp.	43,533	1,713,894
FirstEnergy Corp.	50,487	1,772,599
NextEra Energy, Inc.	34,099	1,726,091
Northeast Utilities	62,953	1,957,838
Pepco Holdings, Inc.	101,170	1,856,470
Pinnacle West Capital Corp.	45,421	1,835,917
PPL Corp.	68,530	1,741,347
Progress Energy, Inc.	42,113	1,839,917
Southern Co.	49,465	1,865,820

		25,498,089

Electrical Components & Equipment—0.78%
Emerson Electric Co.	35,790	1,970,955
First Solar, Inc. (b)	12,653	1,554,421

	Shares	Value
Electrical Components & Equipment—(continued)
Rockwell Automation, Inc.	30,578	$2,021,817
Roper Industries, Inc.	28,616	2,072,085

		7,619,278

Electronic Components—0.39%
Amphenol Corp. — Class A	38,715	1,936,911
Corning Inc.	107,772	1,903,254

		3,840,165

Electronic Equipment & Instruments—0.21%
Agilent Technologies, Inc. (b)	59,986	2,100,710

Electronic Equipment Manufacturers—0.18%
FLIR Systems, Inc. (b)	67,248	1,802,583

Electronic Manufacturing Services—0.42%
Jabil Circuit, Inc.	143,331	2,165,732
Molex Inc.	93,079	1,936,043

		4,101,775

Environmental & Facilities Services—0.55%
Republic Services, Inc.	58,737	1,652,859
Stericycle, Inc. (b)	26,199	1,936,106
Waste Management, Inc.	52,377	1,793,913

		5,382,878

Fertilizers & Agricultural Chemicals—0.42%
CF Industries Holdings, Inc.	18,357	2,216,975
Monsanto Co.	32,583	1,952,373

		4,169,348

Food Distributors—0.19%
Sysco Corp.	62,845	1,823,762

Food Retail—0.80%
Kroger Co. (The)	84,131	1,981,285
Safeway Inc.	90,084	2,071,031
SUPERVALU, Inc.	162,662	1,470,464
Whole Foods Market, Inc. (b)	49,399	2,332,621

		7,855,401

Footwear—0.21%
NIKE, Inc. — Class B	23,727	2,043,606

Forest Products—0.19%
Weyerhaeuser Co.	114,790	1,915,845

Gas Utilities—0.40%
Nicor, Inc.	41,475	1,793,794
ONEOK, Inc.	41,720	2,132,309

		3,926,103

General Merchandise Stores—0.58%
Big Lots, Inc. (b)	54,673	1,675,728
Family Dollar Stores, Inc.	42,181	2,117,486
Target Corp.	34,111	1,942,280

		5,735,494

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Gold—0.17%
Newmont Mining Corp.	29,093	$1,711,541

Health Care Distributors—0.79%
AmerisourceBergen Corp.	60,782	1,875,124
Cardinal Health, Inc.	56,129	1,997,070
McKesson Corp.	29,401	1,878,724
Patterson Cos. Inc.	67,471	2,005,913

		7,756,831

Health Care Equipment—2.31%
Baxter International Inc.	40,747	1,978,267
Becton, Dickinson and Co.	24,947	1,944,120
Boston Scientific Corp. (b)	338,231	2,171,443
C.R. Bard, Inc.	22,857	1,939,416
CareFusion Corp. (b)	75,689	1,731,007
Hospira, Inc. (b)	32,923	1,852,248
Intuitive Surgical, Inc. (b)	6,197	1,613,017
Medtronic, Inc.	54,968	1,843,077
St. Jude Medical, Inc. (b)	49,479	1,914,343
Stryker Corp.	38,111	1,908,980
Varian Medical Systems, Inc. (b)	30,970	2,038,755
Zimmer Holdings, Inc. (b)	36,171	1,781,784

		22,716,457

Health Care Facilities—0.18%
Tenet Healthcare Corp. (b)	434,410	1,772,393

Health Care Services—1.05%
DaVita, Inc. (b)	28,233	2,052,539
Express Scripts, Inc. (b)	39,559	2,060,628
Laboratory Corp. of America Holdings (b)	24,455	2,006,044
Medco Health Solutions, Inc. (b)	38,407	2,355,117
Quest Diagnostics Inc.	37,977	1,873,026

		10,347,354

Health Care Supplies—0.19%
DENTSPLY International Inc.	59,830	1,849,944

Health Care Technology—0.21%
Cerner Corp. (b)	23,151	2,034,047

Home Entertainment Software—0.17%
Electronic Arts, Inc. (b)	112,743	1,680,998

Home Furnishings—0.18%
Leggett & Platt, Inc.	84,871	1,756,830

Home Improvement Retail—0.39%
Home Depot, Inc. (The)	61,290	1,851,571
Lowe’s Cos., Inc.	87,212	1,979,712

		3,831,283

Homebuilding—0.52%
D.R. Horton, Inc.	172,944	1,736,358
Lennar Corp. — Class A	131,037	1,990,452
Pulte Homes, Inc. (b)	222,207	1,391,016

		5,117,826

	Shares	Value
Homefurnishing Retail—0.20%
Bed Bath & Beyond Inc. (b)	44,571	$1,949,536

Hotels, Resorts & Cruise Lines—0.82%
Carnival Corp.	51,035	2,108,256
Marriott International Inc. — Class A	51,465	2,017,943
Starwood Hotels & Resorts Worldwide, Inc.	35,294	2,006,111
Wyndham Worldwide Corp.	67,946	1,953,447

		8,085,757

Household Appliances—0.37%
Stanley Black & Decker, Inc.	30,763	1,831,321
Whirlpool Corp.	24,609	1,796,457

		3,627,778

Household Products—0.72%
Clorox Co. (The)	27,504	1,700,022
Colgate-Palmolive Co.	23,693	1,813,699
Kimberly-Clark Corp.	27,620	1,709,402
Procter & Gamble Co. (The)	30,066	1,836,131

		7,059,254

Housewares & Specialties—0.41%
Fortune Brands, Inc.	37,229	2,199,861
Newell Rubbermaid Inc.	109,510	1,836,483

		4,036,344

Human Resource & Employment Services—0.21%
Robert Half International, Inc.	74,702	2,070,739

Hypermarkets & Super Centers—0.40%
Costco Wholesale Corp.	29,909	2,022,148
Wal-Mart Stores, Inc.	34,581	1,870,486

		3,892,634

Independent Power Producers & Energy Traders—0.52%
AES Corp. (The) (b)	168,493	1,821,409
Constellation Energy Group Inc.	59,500	1,687,420
NRG Energy, Inc. (b)	85,107	1,649,374

		5,158,203

Industrial Conglomerates—0.76%
3M Co.	21,296	1,788,438
General Electric Co.	112,604	1,782,521
Textron Inc.	95,380	2,132,697
Tyco International Ltd.	46,504	1,762,037

		7,465,693

Industrial Gases—0.56%
Air Products & Chemicals, Inc.	22,301	1,922,792
Airgas, Inc.	27,077	1,654,405
Praxair, Inc.	20,746	1,909,669

		5,486,866

Industrial Machinery—1.84%
Danaher Corp.	44,953	1,944,217
Dover Corp.	36,235	1,986,040
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Industrial Machinery—(continued)
Eaton Corp.	22,957	$2,213,055
Flowserve Corp.	17,638	1,860,104
Illinois Tool Works Inc.	39,687	1,890,292
Ingersoll-Rand PLC (Ireland)	44,454	1,822,614
Pall Corp.	45,320	2,051,636
Parker Hannifin Corp.	26,749	2,146,072
Snap-on Inc.	40,236	2,129,692

		18,043,722

Industrial REIT’s—0.22%
ProLogis	164,119	2,135,188

Insurance Brokers—0.39%
Aon Corp.	48,090	1,929,371
Marsh & McLennan Cos., Inc.	75,533	1,894,367

		3,823,738

Integrated Oil & Gas—1.47%
Chevron Corp.	23,373	1,892,512
ConocoPhillips	33,167	1,995,658
Exxon Mobil Corp.	30,160	2,097,930
Hess Corp.	33,348	2,336,027
Marathon Oil Corp.	57,994	1,941,059
Murphy Oil Corp.	31,054	2,096,766
Occidental Petroleum Corp.	24,057	2,121,106

		14,481,058

Integrated Telecommunication Services—1.20%
AT&T Inc.	65,076	1,808,462
CenturyTel, Inc.	47,259	2,031,664
Frontier Communications Corp.	230,302	2,095,748
Qwest Communications International Inc.	297,599	2,083,193
Verizon Communications Inc.	57,866	1,852,291
Windstream Corp.	147,601	1,924,717

		11,796,075

Internet Retail—0.61%
Amazon.com, Inc. (b)	12,357	2,167,418
Expedia, Inc.	63,785	1,679,459
Priceline.com Inc. (b)	5,472	2,156,241

		6,003,118

Internet Software & Services—1.37%
Akamai Technologies, Inc. (b)	34,997	1,826,493
eBay Inc. (b)	75,533	2,200,276
Google Inc. — Class A (b)	3,737	2,076,688
Monster Worldwide, Inc. (b)	145,608	3,287,829
VeriSign, Inc. (b)	58,363	2,002,435
Yahoo! Inc. (b)	131,318	2,070,885

		13,464,606

Investment Banking & Brokerage—0.77%
Charles Schwab Corp. (The)	133,421	2,005,317
E*TRADE Financial Corp. (b)	131,037	1,932,796
Goldman Sachs Group, Inc. (The)	12,141	1,895,696

	Shares	Value
Investment Banking & Brokerage—(continued)
Morgan Stanley	69,255	$1,693,977

		7,527,786

IT Consulting & Other Services—0.80%
Cognizant Technology Solutions Corp. — Class A (b)	28,594	1,858,038
International Business Machines Corp.	14,080	1,991,757
SAIC, Inc. (b)	117,362	1,797,986
Teradata Corp. (b)	53,198	2,185,906

		7,833,687

Leisure Products—0.41%
Hasbro, Inc.	41,011	1,954,584
Mattel, Inc.	81,078	2,095,056

		4,049,640

Life & Health Insurance—1.30%
Aflac, Inc.	35,403	1,823,254
Lincoln National Corp.	74,641	1,782,427
MetLife, Inc.	45,647	1,741,433
Principal Financial Group, Inc.	72,315	1,969,861
Prudential Financial, Inc.	33,197	1,682,424
Torchmark Corp.	34,073	1,958,175
Unum Group	82,577	1,774,580

		12,732,154

Life Sciences Tools & Services—0.80%
Life Technologies Corp. (b)	39,414	1,963,014
PerkinElmer, Inc.	82,465	1,921,435
Thermo Fisher Scientific, Inc. (b)	38,748	1,970,723
Waters Corp. (b)	26,594	2,044,281

		7,899,453

Managed Health Care—1.21%
Aetna, Inc.	61,682	1,827,021
CIGNA Corp.	53,182	1,957,629
Coventry Health Care, Inc. (b)	87,671	2,219,830
Humana Inc. (b)	36,394	2,039,520
UnitedHealth Group, Inc.	53,696	1,960,978
WellPoint Inc. (b)	33,909	1,890,087

		11,895,065

Metal & Glass Containers—0.38%
Ball Corp.	30,568	2,013,820
Owens-Illinois, Inc. (b)	63,763	1,713,949

		3,727,769

Motorcycle Manufacturers—0.21%
Harley-Davidson, Inc.	64,823	2,027,663

Movies & Entertainment—0.76%
News Corp. — Class A	135,592	1,849,475
Time Warner Inc.	58,662	1,729,942
Viacom Inc. — Class B	51,991	1,966,819
Walt Disney Co. (The)	53,105	1,938,864

		7,485,100

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Multi-Line Insurance—0.93%
American International Group, Inc. (b)	51,436	$2,123,793
Assurant, Inc.	45,830	1,616,424
Genworth Financial Inc. — Class A (b)	147,720	1,722,415
Hartford Financial Services Group, Inc. (The)	81,476	1,813,656
Loews Corp.	49,240	1,842,068

		9,118,356

Multi-Sector Holdings—0.21%
Leucadia National Corp. (b)	77,842	2,020,778

Multi-Utilities—2.81%
Ameren Corp.	66,856	1,920,104
CenterPoint Energy, Inc.	121,969	1,906,376
CMS Energy Corp.	103,395	1,858,008
Consolidated Edison, Inc.	38,254	1,850,346
Dominion Resources, Inc.	42,220	1,753,397
DTE Energy Co.	39,584	1,763,467
Integrys Energy Group Inc.	36,685	1,786,560
NiSource Inc.	108,281	1,811,541
PG&E Corp.	40,503	1,900,806
Public Service Enterprise Group Inc.	57,539	1,773,927
SCANA Corp.	46,060	1,870,957
Sempra Energy	34,536	1,729,908
TECO Energy, Inc.	108,089	1,810,491
Wisconsin Energy Corp.	32,359	1,948,659
Xcel Energy, Inc.	80,332	1,887,802

		27,572,349

Office Electronics—0.21%
Xerox Corp.	181,506	2,080,059

Office REIT’s—0.18%
Boston Properties, Inc.	21,046	1,763,655

Office Services & Supplies—0.39%
Avery Dennison Corp.	50,711	1,903,691
Pitney Bowes Inc.	87,379	1,917,095

		3,820,786

Oil & Gas Drilling—0.85%
Diamond Offshore Drilling, Inc.	29,619	1,918,126
Helmerich & Payne, Inc.	47,554	2,157,050
Nabors Industries Ltd. (Bermuda)(b)	107,456	2,373,703
Rowan Cos., Inc. (b)	61,953	1,867,883

		8,316,762

Oil & Gas Equipment & Services—1.46%
Baker Hughes Inc.	45,968	2,397,691
Cameron International Corp. (b)	46,351	2,229,947
FMC Technologies, Inc. (b)	28,129	2,369,587
Halliburton Co.	59,211	2,240,544
National Oilwell Varco Inc.	44,409	2,721,828
Schlumberger Ltd.	31,551	2,440,154

		14,399,751

	Shares	Value
Oil & Gas Exploration & Production—2.79%
Anadarko Petroleum Corp.	33,859	$2,172,394
Apache Corp.	19,402	2,088,431
Cabot Oil & Gas Corp.	67,921	2,375,197
Chesapeake Energy Corp.	85,424	1,804,155
Denbury Resources Inc. (b)	118,347	2,151,549
Devon Energy Corp.	29,581	2,087,531
EOG Resources, Inc.	20,572	1,829,879
EQT Corp.	54,092	2,189,103
Noble Energy, Inc.	24,752	2,011,100
Pioneer Natural Resources Co.	28,038	2,246,124
QEP Resources, Inc.	62,802	2,206,234
Range Resources Corp.	52,272	2,194,901
Southwestern Energy Co. (b)	58,307	2,110,714

		27,467,312

Oil & Gas Refining & Marketing—0.67%
Sunoco, Inc.	53,524	2,148,453
Tesoro Corp. (b)	145,956	2,382,002
Valero Energy Corp.	107,899	2,101,873

		6,632,328

Oil & Gas Storage & Transportation—0.64%
El Paso Corp.	151,881	2,048,875
Spectra Energy Corp.	84,910	2,018,311
Williams Cos., Inc. (The)	99,630	2,272,560

		6,339,746

Other Diversified Financial Services—0.52%
Bank of America Corp.	136,704	1,496,909
Citigroup Inc. (b)	464,104	1,949,237
JPMorgan Chase & Co.	45,773	1,710,994

		5,157,140

Packaged Foods & Meats—2.59%
Campbell Soup Co.	50,543	1,713,408
ConAgra Foods, Inc.	82,988	1,782,582
Dean Foods Co. (b)	183,504	1,334,074
General Mills, Inc.	50,683	1,790,630
H.J. Heinz Co.	38,238	1,845,748
Hershey Co. (The)	38,698	1,811,067
Hormel Foods Corp.	41,513	2,037,458
J. M. Smucker Co. (The)	30,017	1,898,575
Kellogg Co.	36,243	1,784,243
Kraft Foods Inc. — Class A	58,475	1,768,869
McCormick & Co., Inc.	44,452	1,956,333
Mead Johnson Nutrition Co.	33,269	1,981,834
Sara Lee Corp.	130,199	1,952,985
Tyson Foods, Inc. — Class A	115,659	1,830,882

		25,488,688

Paper Packaging—0.38%
Bemis Co., Inc.	59,002	1,853,843
Sealed Air Corp.	81,476	1,894,317

		3,748,160

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Paper Products—0.39%
International Paper Co.	78,141	$1,951,181
MeadWestvaco Corp.	75,751	1,881,655

		3,832,836

Personal Products—0.41%
Avon Products, Inc.	59,002	1,685,097
Estee Lauder Cos. Inc. (The) — Class A	31,139	2,332,934

		4,018,031

Pharmaceuticals—2.13%
Abbott Laboratories	35,499	1,651,058
Allergan, Inc.	28,111	1,862,916
Bristol-Myers Squibb Co.	67,125	1,694,235
Eli Lilly and Co.	51,206	1,723,594
Forest Laboratories, Inc. (b)	58,662	1,870,731
Johnson & Johnson	29,783	1,833,144
King Pharmaceuticals, Inc. (b)	196,274	2,777,277
Merck & Co., Inc.	50,459	1,739,322
Mylan, Inc. (b)	100,836	1,972,856
Pfizer Inc.	107,456	1,750,458
Watson Pharmaceuticals, Inc. (b)	42,347	2,063,993

		20,939,584

Photographic Products—0.23%
Eastman Kodak Co. (b)	471,263	2,219,649

Property & Casualty Insurance—1.47%
ACE Ltd. (Switzerland)	31,660	1,852,743
Allstate Corp. (The)	59,154	1,721,973
Berkshire Hathaway Inc. — Class B (b)	22,161	1,765,788
Chubb Corp. (The)	31,792	1,812,462
Cincinnati Financial Corp.	62,737	1,891,207
Progressive Corp. (The)	86,799	1,765,492
Travelers Cos., Inc. (The)	34,798	1,878,744
XL Group PLC (Ireland)	87,755	1,725,263

		14,413,672

Publishing—0.99%
Gannett Co., Inc.	138,879	1,820,704
McGraw-Hill Cos., Inc. (The)	60,006	2,069,607
Meredith Corp.	56,949	1,914,625
New York Times Co. (The) — Class A (b)	228,011	2,049,819
Washington Post Co. (The) — Class B	4,991	1,881,707

		9,736,462

Railroads—0.61%
CSX Corp.	33,403	2,031,236
Norfolk Southern Corp.	31,363	1,887,112
Union Pacific Corp.	22,928	2,066,042

		5,984,390

Real Estate Services—0.20%
CB Richard Ellis Group, Inc. — Class A (b)	100,394	1,926,561

	Shares	Value
Regional Banks—1.85%
BB&T Corp.	79,600	$1,846,720
Fifth Third Bancorp	150,078	1,793,432
First Horizon National Corp. (b)	166,807	1,596,343
Huntington Bancshares Inc.	316,070	1,844,268
KeyCorp	223,018	1,679,326
M&T Bank Corp.	21,143	1,627,165
Marshall & Ilsley Corp.	261,887	1,254,439
PNC Financial Services Group, Inc.	33,728	1,816,253
Regions Financial Corp.	268,013	1,441,910
SunTrust Banks, Inc.	70,616	1,649,590
Zions Bancorp.	85,345	1,659,960

		18,209,406

Research & Consulting Services—0.42%
Dun & Bradstreet Corp. (The)	26,319	1,982,873
Equifax Inc.	61,086	2,114,187

		4,097,060

Residential REIT’s—0.58%
Apartment Investment & Management Co. — Class A	82,651	1,993,542
AvalonBay Communities, Inc.	16,716	1,844,276
Equity Residential	37,511	1,874,800

		5,712,618

Restaurants—0.83%
Darden Restaurants, Inc.	40,984	2,006,167
McDonald’s Corp.	24,665	1,931,269
Starbucks Corp.	71,693	2,193,806
Yum! Brands, Inc.	40,069	2,006,656

		8,137,898

Retail REIT’s—0.39%
Kimco Realty Corp.	113,651	1,893,426
Simon Property Group, Inc.	19,231	1,894,253

		3,787,679

Semiconductor Equipment—1.06%
Applied Materials, Inc.	166,202	2,065,891
KLA-Tencor Corp.	59,040	2,164,997
MEMC Electronic Materials, Inc. (b)	162,230	1,877,001
Novellus Systems, Inc. (b)	72,515	2,186,327
Teradyne, Inc. (b)	177,981	2,110,855

		10,405,071

Semiconductors—2.83%
Advanced Micro Devices, Inc. (b)	299,056	2,180,118
Altera Corp.	63,830	2,239,795
Analog Devices, Inc.	61,229	2,177,303
Broadcom Corp. — Class A	53,775	2,392,450
Intel Corp.	97,355	2,056,138
Linear Technology Corp.	58,104	1,894,190
LSI Corp. (b)	412,886	2,369,966
Microchip Technology Inc.	61,682	2,073,132
Micron Technology, Inc. (b)	270,385	1,962,995
National Semiconductor Corp.	146,422	1,954,734
NVIDIA Corp. (b)	173,435	2,358,716
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Semiconductors—(continued)
Texas Instruments Inc.	71,247	$2,265,654
Xilinx, Inc.	69,308	1,879,633

		27,804,824

Soft Drinks—0.80%
Coca-Cola Co. (The)	31,842	2,011,459
Coca-Cola Enterprises Inc.	88,576	2,139,111
Dr Pepper Snapple Group, Inc.	51,902	1,901,170
PepsiCo, Inc.	27,724	1,791,802

		7,843,542

Specialized Consumer Services—0.18%
H&R Block, Inc.	141,016	1,775,391

Specialized Finance—0.98%
CME Group, Inc.	6,950	2,002,017
IntercontinentalExchange Inc. (b)	17,465	1,968,306
Moody’s Corp.	73,327	1,967,363
NASDAQ OMX Group, Inc. (The) (b)	94,446	2,026,811
NYSE Euronext	61,640	1,684,005

		9,648,502

Specialized REIT’s—0.18%
Ventas, Inc.	34,666	1,777,326

Specialty Chemicals—0.77%
Ecolab Inc.	36,546	1,747,264
International Flavors & Fragrances Inc.	37,883	1,989,615
Sherwin-Williams Co. (The)	25,295	1,876,130
Sigma-Aldrich Corp.	31,134	1,968,292

		7,581,301

Specialty Properties—0.92%
HCP, Inc.	49,399	1,626,709
Health Care REIT, Inc.	38,262	1,770,765
Host Hotels & Resorts Inc.	126,778	2,089,302
Plum Creek Timber Co., Inc.	51,523	1,856,889
Public Storage	17,848	1,724,117

		9,067,782

Specialty Stores—0.67%
Office Depot, Inc. (b)	456,023	1,983,700
Staples, Inc.	94,059	2,070,238
Tiffany & Co.	40,756	2,530,948

		6,584,886

Steel—0.98%
AK Steel Holding Corp.	132,457	1,759,029
Allegheny Technologies, Inc.	40,458	2,091,679
Cliffs Natural Resources Inc.	30,086	2,056,077
Nucor Corp.	47,320	1,785,857
United States Steel Corp.	39,696	1,929,622

		9,622,264

Systems Software—1.58%
BMC Software, Inc. (b)	46,504	2,064,777
CA, Inc.	89,643	2,051,928
McAfee Inc. (b)	38,756	1,815,719

	Shares	Value
Systems Software—(continued)
Microsoft Corp.	72,688	$1,832,464
Novell, Inc. (b)	300,034	1,788,203
Oracle Corp.	66,758	1,805,136
Red Hat, Inc. (b)	47,814	2,079,909
Symantec Corp. (b)	122,377	2,055,934

		15,494,070

Thrifts & Mortgage Finance—0.35%
Hudson City Bancorp, Inc.	152,386	1,729,581
People’s United Financial Inc.	141,396	1,751,897

		3,481,478

Tires & Rubber—0.16%
Goodyear Tire & Rubber Co. (The) (b)	164,266	1,570,383

Tobacco—0.76%
Altria Group, Inc.	77,941	1,870,584
Lorillard, Inc.	22,715	1,807,659
Philip Morris International Inc.	33,257	1,891,991
Reynolds American Inc.	62,768	1,942,042

		7,512,276

Trading Companies & Distributors—0.39%
Fastenal Co.	35,588	1,904,670
W.W. Grainger, Inc.	15,438	1,928,669

		3,833,339

Trucking—0.19%
Ryder System, Inc.	43,544	1,877,182

Wireless Telecommunication Services—0.59%
American Tower Corp. — Class A (b)	37,206	1,881,507
MetroPCS Communications, Inc. (b)	193,785	2,354,488
Sprint Nextel Corp. (b)	412,886	1,560,709

		5,796,704

Total Common Stocks & Other Equity Interests (Cost $500,226,446)		975,488,365

Money Market Funds—0.71%
Liquid Assets Portfolio — Institutional Class (c)	3,485,641	3,485,641
Premier Portfolio — Institutional Class (c)	3,485,641	3,485,641

Total Money Market Funds (Cost $6,971,282)		6,971,282

TOTAL INVESTMENTS—99.97% (Cost $507,197,728)		982,459,647

OTHER ASSETS LESS LIABILITIES—0.03%		256,499

NET ASSETS—100.00%		$982,716,146

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Equally-Weighted S&P 500 Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$982,459,647	$—	$—	$982,459,647
Futures*	(16,754)	—	—	(16,754)

Total Investments	$982,442,893	$—	$—	$982,442,893

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Futures Contracts at Period End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

S&P 500 E-Mini	153	December-2010/Long	$9,023,940	$(16,754)
NOTE 4 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$444,679,427
Aggregate unrealized (depreciation) of investment securities	(10,724,105)

Net unrealized appreciation of investment securities	$433,955,322

Cost of investments for tax purposes is $548,504,325.
Invesco Equally-Weighted S&P 500 Fund

Invesco Floating Rate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     FLR-QTR-1 11/10     Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Senior Secured Floating Rate Interest Loans—96.13% (b)(c)
Advertising—0.06%
Lamar Media Corp., Term Loan B	4.25%	12/30/16	$229,925	$231,504
Valassis Communications, Inc. Delay Draw Term Loan	2.54%	03/02/14	68,293	68,464
Term Loan B	2.54%	03/02/14	204,885	205,398

				505,366

Aerospace & Defense—1.70%
Aero Technology Supply Revolver Loan(d)	0%	03/12/13	3,759	3,684
Revolver Loan	11.25%	03/12/13	536,038	525,317
Term Loan(e)	—	03/12/13	464,928	446,351
Term Loan	10.75%	03/12/15	145,714	135,514
Term Loan	11.25%	03/12/13	137,088	131,604
Dubai Aerospace Enterprise Term Loan B1	4.04%	07/31/14	270,718	257,859
Term Loan B2	4.03 - 4.04%	07/31/14	262,144	249,691
DynCorp International, Term Loan	6.25%	07/07/16	1,067,350	1,076,577
Hawker Beechcraft Corp., Term Loan	2.26 - 2.29%	03/26/14	998,025	849,444
IAP Worldwide Services, Inc., Term Loan B	8.25%	12/30/12	1,482,700	1,461,779
McKechnie Aerospace First Lien Term Loan	4.25%	05/11/14	529,617	527,467
Second Lien Term Loan	7.25%	05/11/15	141,273	141,185
Sequa Corp., Term Loan B	3.54 - 3.55%	12/03/14	3,312,580	3,151,091
SI Organization, Inc., Term Loan B	5.75%	11/22/16	669,848	673,616
Spirit Aerosystems, Inc., Term Loan B2	3.54%	09/30/16	1,511,475	1,516,773
Triumph Group, Inc., Term Loan B	4.50%	06/16/16	822,114	826,483
Wesco Aircraft Hardware Corp., Term Loan	2.51%	09/29/13	366,907	366,265
Wyle Laboratories, Inc., Incremental Term Loan	7.75%	03/25/16	995,569	997,749

				13,338,449

Air Freight & Logistics—0.24%
CEVA Group PLC U.S. Syn LOC	0.19%	11/04/13	215,837	205,045
U.S. Term Loan	3.26%	11/04/13	1,774,990	1,686,241

				1,891,286

Airlines—0.79%
Aveos Fleet Performance Inc., Second Lien Term Loan(e)	—	03/12/15	994,986	925,337
Delta Air Lines, Inc. Revolver Loan(d)	0%	04/30/12	2,000,000	1,931,000
Revolver Loan(e)	—	04/30/12	2,054,535	1,983,653
Revolver Loan(d)	0%	03/28/13	1,500,000	1,409,070
				6,249,060
Airport Services—0.66%
Dollar Thrifty Automotive Group, Inc., Term Loan	2.76%	06/15/13	1,205,000	1,195,962
Hertz Global Holdings Inc. Syn LOC	0.28%	12/21/12	624,705	618,702
Term Loan B	2.01%	12/21/12	3,369,431	3,337,050

				5,151,714

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Alternative Carriers—0.66%
Level 3 Communications, Inc. Add On Term Loan B	11.50%	03/13/14	$204,533	$221,867
Term Loan	2.54%	03/13/14	5,340,727	4,970,881

				5,192,748

Aluminum—0.05%
Noranda Aluminum, Inc., Term Loan B	2.01%	05/18/14	382,194	376,144
Apparel Retail—0.90%
Destination Maternity Corp., Term Loan B	2.50 - 2.54%	03/13/13	112,362	111,239
Neiman Marcus, Inc., Term Loan B2	4.30%	04/06/16	7,088,140	6,971,859
				7,083,098
Apparel, Accessories & Luxury Goods—0.09%
Phillips-Van Heusen Corp., Term Loan B	4.75%	05/06/16	658,083	666,417
Auto Parts & Equipment—3.46%
AutoTrader.com, Inc., Term Loan B	6.00%	06/14/16	3,239,213	3,255,409
Dana Holding Corp., Term Loan	4.51 - 4.54%	01/30/15	6,572,673	6,586,640
Dayco Products, LLC Term Loan B	10.50%	05/13/14	72,245	71,974
Term Loan C	12.50%	11/13/14	11,371	11,229
Federal-Mogul Corp. Delay Draw Term Loan C2(e)	—	12/27/15	422,675	381,236
Term Loan B(e)	—	12/27/14	1,000,002	901,967
Term Loan B	2.19%	12/27/14	6,999,112	6,312,962
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan	2.21%	04/30/14	4,035,343	3,919,327
Key Safety Systems, Inc., Term Loan B	2.52 - 2.52%	03/08/14	994,695	926,309
Pep Boys-Manny, Moe & Jack (The), Term Loan	2.30%	10/27/13	40,391	38,901
Tenneco Automotive, Term Loan B	5.04%	06/03/16	2,593,500	2,608,348
United Components, Inc., Term Loan	6.25%	03/23/17	433,932	437,186
Veyance Technologies, Inc. First Lien Delay Draw Term Loan	2.76%	07/31/14	106,587	92,753
First Lien Term Loan	2.76%	07/31/14	707,292	615,492
Viking Acquisition Inc., Term Loan B	6.00%	11/05/16	1,041,437	1,047,295

				27,207,028

Automobile Manufacturers—1.10%
Ford Motor Co., Term Loan B1	3.01 - 3.05%	12/15/13	8,695,410	8,621,977
Automotive Retail—0.52%
KAR Holdings, Inc., Term Loan B	3.01%	10/21/13	4,131,803	4,107,818
Broadcasting—7.95%
Bresnan Communications, LLC, First Lean Term Loan B(e)	—	09/29/13	840,641	838,791
Cequel Communications, LLC First Lien Term Loan	4.25%	11/05/13	2,476	2,453
First Lien Term Loan(e)	—	11/05/13	491,665	487,176
First Lien Term Loan	2.25%	11/05/13	983,143	944,448
Charter Communications, Inc. Term loan B1	2.26%	03/06/14	1,310,135	1,285,308
Term Loan C(e)	—	09/06/16	1,000,000	981,360
Term Loan C	3.54%	09/06/16	8,622,361	8,461,640
Term Loan Refinance(e)	—	03/06/14	174,757	171,445
CSC Holdings, Inc. Incremental Term Loan B2(e)	—	03/29/16	2,174,557	2,172,338
Incremental Term Loan B2	2.00%	03/29/16	1,462,716	1,461,224
Incremental Term Loan B3(e)	—	03/29/16	870,782	867,204
Incremental Term Loan B3	2.00%	03/29/16	200,800	199,975
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Broadcasting—(continued)
FoxCo Acquisition LLC, Term Loan B	7.50%	07/14/15	$1,400,000	$1,384,600
Gray Television Inc., Term Loan B	3.76%	12/31/14	105,879	103,430
Insight Communications Co., Term Loan B	2.00 - 2.04%	04/06/14	1,070,444	1,039,670
Intelsat, Ltd. Incremental Term Loan B2-A	2.79%	01/03/14	498,805	490,165
Incremental Term Loan B2-B	2.79%	01/03/14	498,651	490,014
Incremental Term Loan B2-C	2.79%	01/03/14	498,651	490,014
Term Loan B2-A	2.79%	01/03/14	1,753,043	1,722,680
Term Loan B2-B	2.79%	01/03/14	1,752,607	1,722,252
Term Loan B2-C	2.79%	01/03/14	1,752,607	1,722,252
Local TV LLC, Term Loan B	2.29%	05/07/13	902,873	861,865
Mediacom Communications Corp. Add on Term Loan	5.50%	03/31/17	3,174,495	3,175,813
Term Loan D1	2.00%	01/31/15	1,997,035	1,933,798
Term Loan D2	2.00%	01/31/15	276,204	267,458
Term Loan E	4.50%	10/23/17	2,008,310	1,989,061
Term Loan F	4.50%	10/23/17	8,019,931	7,989,856
Univision Communications Inc. First Lien Term Loan B(e)	—	03/31/17	4,427,500	4,137,510
First Lien Term Loan B	4.51%	03/31/17	11,336,878	10,594,370
Term Loan	2.51%	09/29/14	439,404	419,508
WaveDivision Holdings, LLC, Term Loan B	2.58 - 2.62%	06/30/14	376,565	367,150
Weather Channel (The), Term Loan B	5.00%	09/14/15	517,483	521,310
WOW! First Lien Term Loan	2.75 - 4.75%	06/30/14	984,934	916,402
First Lien Term Loan A	6.75 - 8.75%	06/28/14	2,359,131	2,311,950

				62,524,490

Building Products—0.10%
Building Materials Corp. of America, Term Loan B	3.06%	02/22/14	511,929	511,077
Champion Window Manufacturing Inc., Term Loan	7.50%	12/31/13	214,570	214,033
United Subcontractors, Inc., Term Loan	1.79%	06/30/15	107,501	94,601

				819,711

Casinos & Gaming—1.84%
BLB Investors, LLC, Term Loan(f)	8.50%	11/05/15	602,048	596,774
Cannery Casino Delay Draw Term Loan	4.50%	05/18/13	886,877	842,901
Second Lien Term Loan	4.50%	05/18/14	1,084,000	905,140
Term Loan B	4.50%	05/18/13	662,722	629,861
Isle of Capri Casinos, Inc. Delay Draw Term Loan A(e)	—	11/25/13	903,717	896,284
Delay Draw Term Loan B(e)	—	11/25/13	1,027,509	1,019,058
Term Loan(e)	—	11/25/13	2,568,774	2,547,645
Las Vegas Sands Corp. Delay Draw Term Loan 1(e)	—	11/23/16	556,614	523,451
Delay Draw Term Loan 1	2.03%	05/23/14	75,253	72,323
Delay Draw Term Loan 2(e)	—	11/23/16	454,883	427,781
Delay Draw Term Loan 2	2.03%	05/23/13	458,476	440,628
Term Loan B(e)	—	11/23/16	2,769,433	2,604,430
Term Loan B	2.03%	05/23/14	3,118,004	2,996,620

				14,502,896

Coal & Consumable Fuels—0.11%
Oxbow Carbon LLC, Term Loan	2.29%	05/08/14	899,628	892,881
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Printing—0.47%
Aster Sr. Flint Inc. Term Loan B5	2.71%	12/31/12	$795,787	$746,381
Term Loan C5	2.71%	12/31/13	813,772	767,318
Cenveo, Inc. Delay Draw Term Loan	4.79%	06/21/13	61,435	61,297
Term Loan C	4.79%	06/21/13	2,128,559	2,123,770
				3,698,766
Commodity Chemicals—0.37%
LyondellBasell Industries Term Loan B(e)	—	04/08/16	2,679,416	2,686,798
Term Loan B	5.50%	04/08/16	216,390	216,986

				2,903,784

Communications Equipment—2.17%
Avaya Inc. Term Loan(e)	—	10/26/14	998,399	909,112
Term Loan	3.03%	10/26/14	5,000,000	4,552,850
Consolidated Communications, Inc. Delay Draw Term Loan	2.76%	12/31/14	1,000,000	957,500
Term Loan B	2.76%	12/31/14	3,000,000	2,872,500
NTELOS Holdings Corporations, Term Loan B	5.75%	08/07/15	5,778,470	5,827,587
One Communications Corp., Term Loan C	11.75 - 12.25%	06/30/12	2,001,866	1,938,056

				17,057,605

Computer Hardware—0.02%
Quantum Corp., Term Loan B	3.77%	07/12/14	165,123	160,308
Construction Materials—0.14%
Hillman Group (The), Term Loan B	5.50%	05/28/16	1,114,109	1,118,983
Construction, Farm Machinery & Heavy Trucks—0.19%
Manitowoc Company, Inc. (The) Term Loan A(e)	—	07/15/13	1,000,000	1,005,500
Term Loan B	8.00%	11/06/14	513,562	521,803

				1,527,303

Data Processing & Outsourced Services—3.20%
Fidelity National Information Services, Inc., Term Loan B	5.25%	07/18/16	2,570,814	2,607,230
First Data Corp. Term Loan B1(e)	—	09/24/14	5,000,000	4,513,200
Term Loan B1	3.00%	09/24/14	7,509,124	6,778,035
Term Loan B2	3.00%	09/24/14	6,026,204	5,438,649
Term Loan B3	3.00%	09/24/14	1,855,776	1,674,838
Transunion Corp., Term Loan	6.75%	06/15/17	992,105	1,007,235
West Corp. Term Loan B5(e)	—	07/15/16	619,061	619,779
Term Loan B5	4.50%	07/15/16	2,500,000	2,502,900
				25,141,866
Department Stores—0.18%
Bass Pro, Inc., Term Loan B	5.00 - 5.75%	04/10/15	1,372,234	1,379,665
Diversified Chemicals—0.44%
Celanese US Holdings LLC, Prefunded LOC	0.25%	04/02/14	490,939	488,519
Rockwood Specialties, Inc., Term Loan H	6.00%	05/15/14	1,675,132	1,689,094
Solutia Inc., Term Loan B	4.50%	03/17/17	1,285,709	1,294,638

				3,472,251

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Metals & Mining—0.99%
Novelis Inc. Canada Term Loan(e)	—	07/06/14	$570,385	$568,457
Canada Term Loan	2.26%	07/06/14	401,494	400,137
U.S. Term Loan(e)	—	07/06/14	1,679,615	1,673,938
U.S. Term Loan	2.26%	07/06/14	5,174,197	5,156,708

				7,799,240

Diversified Real Estate Activities—1.24%
Lake Las Vegas Resort Revolver Loan(d)	0%	12/31/12	82,684	81,857
Revolver Loan(e)	—	12/31/12	583	578
Revolver Loan	15.00%	12/31/12	42,904	42,475
RE/MAX LLC, Term Loan B	5.50%	04/16/16	2,334,764	2,346,438
Realogy Corp., Delay Draw Term Loan	3.25 - 3.29%	10/10/13	7,873,068	7,296,366

				9,767,714

Diversified REIT’s—0.46%
Capital Automotive REIT Term Loan B	2.01%	12/16/10	206,374	206,117
Term Loan C(e)	—	12/14/12	861,047	856,742
Term Loan C	2.76%	12/14/12	2,602,522	2,589,509

				3,652,368

Diversified Support Services—1.03%
Bankruptcy Management Solutions, Inc. First Lien Term Loan B	7.50%	08/20/14	46,077	24,536
Second Lien Term Loan	8.25%	08/20/15	17,752	1,376
Brock Holdings III, Inc., Term Loan B	2.79 - 4.75%	02/26/14	378,192	356,445
Central Parking Corp. Second Lien Term Loan	4.81%	11/22/14	25,522	19,780
Syn LOC	0.16%	05/22/14	63,036	51,571
Term Loan B	2.56%	05/22/14	140,122	114,637
Merrill Corp., Term Loan	8.50%	05/15/11	3,994,578	3,909,693
Nuance Communications, Inc. Incremental Term Loan	2.01%	03/29/13	1,984,615	1,956,831
Revolver Loan(d)	0%	04/01/12	121,000	111,320
Term Loan B	2.01%	04/01/13	243,601	240,190
Production Resources, Inc., Term Loan B	3.81%	08/15/14	1,508,004	1,291,229

				8,077,608

Drug Retail—1.08%
General Nutrition Centers, Inc., Term Loan B	2.51 - 2.54%	09/16/13	3,237,238	3,191,367
MAPCO Express, Inc., Term Loan	6.50%	04/28/11	59,834	58,787
NBTY, Inc., Term Loan B	6.25%	09/29/17	458,694	464,859
Pantry, Inc. (The) Delay Draw Term Loan	2.01%	05/15/14	20,992	20,178
Term Loan B	2.01%	05/15/14	73,339	70,497
Rite Aid Corp., Term Loan	2.01%	06/04/14	5,190,104	4,695,980

				8,501,668

Education Services—0.03%
Bright Horizons Family Solutions, Inc., Term Loan B	7.50%	05/28/15	244,131	245,656
Electric Utilities—5.18%
Bicent Power LLC, Second Lien Term Loan	4.29%	07/10/14	250,400	56,340
BRSP LLC, Term Loan B	7.50%	06/24/14	2,800,000	2,821,000
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Electric Utilities-(continued)
Calpine Corp. First Priority Term Loan	3.17%	03/29/14	$1,613,887	$1,607,754
Revolver Loan(d)	0%	03/29/14	3,000,000	2,808,135
Term Loan B	7.00%	07/01/17	3,500,000	3,568,267
Dynegy Holdings Inc. Loan C	4.01%	04/02/13	7,312,604	7,129,789
Term Loan B	4.01%	04/02/13	688,231	671,149
GreatPoint Energy, Delay Draw Term Loan	5.50%	03/10/17	652,388	652,795
NE Energy, Inc. Second Lien Term Loan	4.81%	05/01/14	315,000	293,738
Syn LOC	0.16%	11/01/13	9,235	9,073
Term Loan B	2.81%	11/01/13	473,735	465,445
NRG Energy, Inc. Extended LOC 2	3.54%	08/31/15	2,201,878	2,201,878
Syn LOC	2.04%	02/01/13	314	311
Term Loan B	2.04%	02/01/13	291,149	289,069
NSG Holdings II, LLC Syn LOC	1.79%	06/15/14	26,570	25,424
Term Loan	1.79%	06/15/14	87,703	83,921
Texas Competitive Electric Holdings Co. LLC Delay Draw Term Loan(e)	—	10/10/14	5,287,487	4,065,980
Delay Draw Term Loan	3.75 - 3.79%	10/10/14	3,449,815	2,652,875
Term Loan B1	3.75%	10/10/14	403	312
Term Loan B2(e)	—	10/10/14	735,850	569,462
Term Loan B2	3.75 - 3.79%	10/10/14	1,241,167	960,516
Term Loan B3(e)	—	10/10/14	10,220,745	7,872,547
Term Loan B3	3.75 - 3.79%	10/10/14	816,064	628,581
TPF Generation Holdings, LLC First Lien Term Loan	0.19%	12/15/11	93,227	90,576
Second Lien Term Loan	4.54%	12/15/14	267,000	245,974
Syn LOC D	0.19%	12/15/13	297,394	288,937
Term Loan	2.29%	12/15/13	725,443	704,815

				40,764,663

Electrical Components & Equipment—0.07%
Aeroflex Inc., Term Loan B1	4.31%	08/15/14	300,325	297,397
Crown Castle International Corp., Term Loan B	1.76%	03/06/14	279,078	276,033
				573,430
Electronic Manufacturing Services—0.26%
Sorenson Communications, Inc., First Lien Term Loan	6.00%	08/16/13	2,211,266	2,077,971
Environmental & Facilities Services—0.03%
Covanta Holding Corp. Syn LOC	0.19%	02/09/14	84,652	83,312
Term Loan B	1.81%	02/09/14	128,018	125,992

				209,304

Food Distributors—2.50%
Aramark Corp. Extended LOC 2	0.11%	07/26/16	23,693	23,752
Extended Term Loan B(e)	—	07/26/16	1,774,668	1,779,105
Extended Term Loan B	3.54%	07/26/16	360,266	361,166
Syn LOC 1	0.11%	01/26/14	79,451	78,532
U.S. Term Loan	2.16%	01/26/14	220,390	217,842
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Food Distributors—(continued)
Dean Foods Co. Term Loan A	1.26 - 1.29%	04/02/12	$953,846	$941,923
Term Loan A	3.26 - 3.29%	04/02/14	3,214,313	3,189,209
Term Loan B(e)	—	04/02/17	738,294	730,726
Term Loan B	3.54%	04/02/17	50,798	50,277
Pierre Foods Inc. First Lien Term Loan(e)	—	09/30/16	716,882	712,044
First Lien Term Loan	7.00 - 7.50%	09/30/16	2,488,118	2,471,323
Second Lien Term Loan	11.25%	09/30/17	244,128	246,494
Pinnacle Foods Group, Inc. (Aurora Foods) Revolver Loan(d)	0%	04/02/13	1,000,000	910,000
Term Loan B	2.75%	04/02/14	5,601,631	5,462,347
Term Loan D	6.00%	04/02/14	2,465,236	2,500,095
				19,674,835
Food Retail—1.96%
Burger King Holdings, Inc., Term Loan B	6.25%	10/19/16	3,948,121	4,006,494
DineEquity, Inc., Term Loan B	6.00%	10/19/17	1,660,930	1,684,797
Dunkin’ Brands, Inc., Term Loan B(e)	—	11/23/17	2,994,861	3,029,721
OSI Restaurant Partners, LLC Prefunded Revolver Credit	0.11 - 2.63%	06/14/13	231,150	217,017
Prefunded Revolver Credit Loan	2.56%	06/14/13	44,029	41,336
Term Loan	2.63%	06/14/14	4,021,531	3,775,634
Quizno’s Corp. (The), First Lien Term Loan B	5.06%	05/05/13	12,435	11,109
SUPERVALU Inc. Term Loan A	1.13%	06/02/11	350,318	348,348
Term Loan B1	1.52 - 1.54%	06/02/12	1,326,164	1,305,627
Term Loan C(e)	—	06/02/11	352,941	344,118
Wendy’s/Arby’s Restaurants, LLC, Term Loan B	5.00%	05/24/17	639,116	643,641

				15,407,842

Forest Products—0.40%
Georgia-Pacific Corp. Add On Term loan B(e)	—	12/29/12	119,778	119,714
Add On Term loan B	2.28 - 2.29%	12/29/12	18,047	18,037
Term Loan A	2.29%	12/21/10	687,628	686,339
Term Loan B(e)	—	12/21/12	216,114	215,998
Term Loan B	2.29%	12/21/12	373,051	372,852
Term Loan C	3.54%	12/23/14	1,756,103	1,764,515

				3,177,455

General Merchandise Stores—0.08%
Pilot Travel Centers LLC, Term Loan B	5.25%	06/30/16	638,919	648,500
Health Care Distributors—1.02%
IMS Health, Inc., Term Loan	5.25%	02/26/16	2,203,944	2,229,520
Warner Chilcott PLC Add On Term Loan	6.25%	04/30/15	1,780,214	1,796,894
Term Loan A	6.00%	10/30/14	398,949	399,398
Term Loan A1	4.51%	08/20/14	1,000,000	1,003,000
Term Loan B1	6.25%	04/30/15	192,577	194,381
Term Loan B2	6.25%	04/30/15	320,675	323,680
Term Loan B3	6.50%	02/20/16	1,571,404	1,589,617
Term Loan B4	6.50%	02/20/16	510,196	516,109

				8,052,599

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Health Care Equipment—1.65%
Biomet, Inc. Term Loan(e)	—	03/25/15	$4,500,001	$4,467,736
Term Loan	3.25 — 3.29%	03/25/15	6,078,001	6,034,421
CONMED Corp., Term Loan	1.76%	04/13/13	892,167	838,637
DJO Finance LLC, Term Loan	3.26%	05/20/14	1,675,033	1,645,720

				12,986,514

Health Care Facilities—4.91%
Community Health Systems Delay Draw Term Loan(e)	—	07/25/14	130,374	127,251
Delay Draw Term Loan	2.55%	07/25/14	269,279	262,829
Term Loan	3.76 — 3.79%	01/25/17	3,554,793	3,533,695
Term Loan B(e)	—	07/25/14	2,536,293	2,475,542
Term Loan B	2.51 — 2.55%	07/25/14	4,908,988	4,791,400
DaVita Inc., Term Loan B	4.50%	10/20/16	5,066,246	5,096,491
HCA, Inc. Term Loan B(e)	—	11/07/12	1,500,000	1,380,000
Term Loan B	2.54%	11/18/13	265,502	260,623
Term Loan B2	3.54%	03/31/17	8,053,547	7,972,367
Health Management Associates, Inc. Term Loan B(e)	—	02/28/14	179,419	174,903
Term Loan B	2.04%	02/28/14	4,152,293	4,047,759
IASIS Healthcare Corp. Delay Draw Term Loan	2.26%	03/14/14	699,324	681,142
LOC	0.16%	03/14/14	381,558	371,638
Term Loan B	2.26%	03/14/14	2,020,517	1,967,983
Medical Properties Trust, Inc., Term Loan B	5.00%	05/17/16	1,334,366	1,334,366
Universal Health Services, Inc., Term Loan B	5.50%	11/15/16	4,091,707	4,144,674

				38,622,663

Health Care Services—1.29%
Fresenius Medical Care Holdings, Inc. Term Loan C1	4.50%	09/10/14	223,895	224,998
Term Loan C2	4.50%	09/10/14	127,895	128,525
Genoa Healthcare LLC Second Lien Term Loan	10.75%	02/10/13	132,000	131,340
Term Loan B	5.50%	08/10/12	87,735	85,980
Gentiva Health Serviced, Inc., Term Loan B	6.75%	08/17/16	1,287,746	1,299,818
Harlan Sprague Dawley, Inc., Term Loan B	3.76 — 3.78%	07/11/14	2,601,023	2,345,811
Royalty Pharma AG, Term Loan B	2.54%	04/16/13	427,978	428,601
Rural/Metro Corp., Term Loan B(e)	—	11/24/16	608,953	615,670
Skilled Healthcare LLC, Term Loan B	5.25%	04/09/16	994,893	977,174
Sun Healthcare Group, Inc., Term Loan	7.50%	10/18/16	1,217,906	1,207,249
Trizetto Group, Inc. Add On Term Loan B1	5.75%	08/04/15	1,098,703	1,106,944
Term Loan B	6.75%	08/04/15	727,767	725,947
United Surgical Partners International, Inc. Delay Draw Term Loan	2.26%	04/18/14	171,521	165,231
Term Loan B	2.26 — 2.29%	04/18/14	750,675	723,148

				10,166,436

Health Care Supplies—0.72%
Bausch & Lomb Inc. Delay Draw Term Loan(e)	—	04/26/15	88,010	86,635
Delay Draw Term Loan	3.51%	04/26/15	432,590	425,831
Revolver Loan(d)	0%	10/25/13	1,360,000	1,275,000
Revolver Loan	3.01%	10/25/13	640,000	600,000
Term Loan B(e)	—	04/26/15	362,923	357,252
Term Loan B	3.51 — 3.54%	04/26/15	1,782,106	1,754,261
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Health Care Supplies—(continued)
Catalent Pharma Solutions, Term Loan	2.51%	04/10/14	$1,235,238	$1,167,300
				5,666,279
Home Furnishings—0.31%
National Bedding Co., LLC, Second Lien Term Loan(e)	—	02/28/14	2,500,000	2,425,000
Hotels, Resorts & Cruise Lines—0.41%
American Gaming Systems Delay Draw Term Loan	3.26%	05/14/13	502,768	396,558
Term Loan B	3.26%	05/14/13	3,593,556	2,834,417
Centaur Gaming Second Lien Term Loan(f)	14.25%	10/30/13	126,224	5,208
Ginn Club & Resort First Lien Term Loan B(f)	9.50%	06/08/11	105,289	6,054
Revolving Credit Loan (f)	5.87 - 9.50%	06/08/11	49,078	2,822
Second Lien Term Loan (Acquired 06/01/06; Cost $127,556) (f)	13.50%	06/08/12	127,556	638

				3,245,697

Household Appliances—0.35%
Goodman Global, Inc. First Lien Term Loan B	6.25%	10/13/16	2,435,812	2,459,987
Second Lien Term Loan	9.25%	10/13/17	295,104	304,573

				2,764,560

Household Products—1.96%
Jarden Corp. Term Loan B5(e)	—	01/26/15	46,872	47,282
Term Loan B5	3.54%	01/26/15	31,830	32,108
Nice-Pak Products Inc., Term Loan	3.29%	06/18/14	567,720	530,819
Prestige Brands, Inc., Term Loan B	4.75%	03/24/16	1,054,721	1,063,955
Rent-A-Center Term Loan B	2.04%	06/30/12	526	526
Term Loan B	3.30%	03/31/15	125,976	126,290
Reynolds Packaging Group Add On Term loan B	6.25%	05/05/16	1,450,945	1,462,734
Add On Term Loan D	6.50%	05/05/16	4,073,905	4,113,238
Term Loan A(d)	0%	08/06/15	662,474	664,962
Term Loan B	6.75%	05/05/16	1,999,665	2,019,102
Spectrum Brands, Inc., Term Loan	8.00%	06/16/16	5,263,590	5,366,677

				15,427,693

Human Resource & Employment Services—1.11%
Koosharem Corp. First Lien Term Loan	10.25%	06/30/14	726,542	512,757
Second Lien Term Loan	17.50%	12/31/14	317,442	104,756
Term Loan (Acquired 05/18/10; Cost $1,850,000) (e)	—	08/01/11	1,850,000	1,822,250
Term Loan (Acquired 05/18/10; Cost $1,702,000)	16.25%	08/01/11	1,850,000	1,822,250
Kronos Inc. First Lien Term Loan	2.04%	06/11/14	1,272,432	1,247,619
First Lien Term Loan	6.04%	06/11/15	3,255,649	3,187,834

				8,697,466

Industrial Conglomerates—1.02%
CONTECH Construction Products, Inc., Term Loan B	5.25%	01/31/13	991,218	830,967
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Industrial Conglomerates—(continued)
Dresser Inc. Second Lien Term Loan	6.03%	05/04/15	$1,000,000	$998,440
Term Loan B	2.53%	05/04/14	6,210,760	6,190,389

				8,019,796

Industrial Machinery—0.64%
Gleason Corp., First Lien Term Loan	2.00 — 2.06%	06/30/13	11	12
Itron Inc., Term Loan	3.76%	04/18/14	84,409	84,923
Pro Mach, Inc., Term Loan	2.51%	12/14/11	551,693	513,074
Rexnord Corp. Add On Term Loan B2	2.56%	07/19/13	93,645	91,305
Sr. Unsec. Term Loan	7.30%	03/01/13	2,795,105	2,278,010
Term Loan B	2.81%	07/19/13	2,082,062	2,049,530
				5,016,854
Insurance Brokers—0.26%
Sedgwick Claims Management Services, Inc., Term Loan B	5.50%	05/28/16	1,381,728	1,392,091
Swett & Crawford Group, Inc. First Lien Term Loan	2.51%	04/03/14	373,983	317,886
Second Lien Term Loan	5.76%	10/03/14	105,200	72,325
USI Holdings Corp., Term Loan B	2.76%	05/05/14	315,276	298,133

				2,080,435

Integrated Telecommunication Services—1.60%
Atlantic Broadband Finance, LLC, Term Loan B(e)	—	11/29/15	669,848	672,920
Cavalier Telephone Inc., Term Loan B	11.50%	12/31/12	877,717	882,382
Hargray Communications Group, Inc., Term Loan B	2.54%	06/27/14	135,086	132,047
Integra Telecom, Inc., Term Loan B	9.25%	04/15/15	2,291,744	2,323,966
Knology Inc., Term Loan B	5.50%	10/15/16	2,614,630	2,628,252
Midcontinent Communications, Term Loan B	6.25 — 6.75%	12/31/16	1,261,036	1,274,434
Time Warner Inc. Term Loan B(e)	—	01/07/13	3,610,917	3,595,444
Term Loan B	2.01 — 2.05%	01/07/13	1,110,364	1,105,606

				12,615,051

Internet Retail—0.41%
CDW LLC Term Loan B(e)	—	10/10/14	2,500,000	2,430,462
Term Loan B	4.25%	10/10/14	774,819	753,267

				3,183,729

Internet Software & Services—0.23%
Network Solutions, LLC, Term Loan B	2.51 — 2.54%	03/07/14	644,588	612,359
SAVVIS, Inc., Term Loan	6.75%	08/04/16	435,927	441,557
SkillSoft PLC, Term Loan B	6.50%	05/26/17	784,487	791,355

				1,845,271

Investment Banking & Brokerage—0.04%
Gartmore Investment Ltd., U.S. Term Loan	2.04%	05/11/14	357,741	321,967
IT Consulting & Other Services—1.59%
Brocade Communications Systems, Inc., Term Loan	7.00%	10/07/13	1,815,830	1,837,874
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
IT Consulting & Other Services—(continued)
SunGuard Data Systems, Inc. U.S. Revolver Loan(d)	0%	08/11/11	$1,500,000	$1,443,750
U.S. Term Loan A	2.00%	02/28/14	254,897	249,253
U.S. Term Loan B	3.90 — 3.91%	02/28/16	6,992,214	6,953,512
U.S. Term Loan C	6.75%	02/28/14	1,974,811	1,997,650

				12,482,039

Leisure Facilities—3.40%
24 Hour Fitness Worldwide Inc., Term Loan B	6.75%	04/22/16	2,758,791	2,647,750
AMF Group First Lien Term Loan B	2.75%	06/08/13	1,306,664	1,161,297
Second Lien Term Loan	6.50%	12/08/13	177,143	145,257
Cedar Fair, L.P., Term Loan B	5.50%	12/15/16	913,580	923,857
Chester Downs & Marina, LLC, Term Loan B	12.38%	07/29/16	168,888	171,703
Harrah’s Operating Co., Inc. Term Loan B1	3.29%	01/28/15	9,835,535	8,608,650
Term Loan B2(e)	—	01/28/15	4,562,500	3,997,623
Term Loan B2	3.29%	01/28/15	121,588	106,544
Term Loan B3	3.29%	01/28/15	133,409	116,632
Live Nation Entertainment, Inc., Term Loan B	4.50%	11/06/16	880,336	882,898
Regal Entertainment Group, Term Loan B	3.79%	11/19/16	5,700,205	5,729,162
Six Flags Inc. Second Lien Term Loan	9.50%	12/31/16	400,000	412,252
Term Loan B	6.00%	06/30/16	1,802,275	1,811,665

				26,715,290

Leisure Products—1.73%
Cinemark USA, Inc., Term Loan	3.51 — 3.55%	04/30/16	1,280,395	1,287,942
Golden Nugget, Inc., Second Lien Term Loan	3.51%	12/31/14	116,593	53,706
IMG Worldwide, Inc., Term Loan B	7.25%	06/14/15	5,756,300	5,698,737
Panavision Inc., Second Lien Term Loan	7.79%	03/30/12	9,500	5,202
Sabre Holdings Corp., Term Loan	2.26 — 2.29%	09/30/14	2,758,452	2,564,794
Travelport Ltd. Delay Draw Term Loan(e)	—	08/23/15	915,833	882,634
Delay Draw Term Loan	4.79 — 4.96%	08/23/15	242,691	233,894
Term Loan B(e)	—	08/23/15	449,916	433,606
Term Loan B	4.96%	08/23/15	1,269,485	1,223,466
Term Loan(e)	—	08/23/15	58,880	56,746
Term Loan	4.79%	08/23/15	230,515	222,159
True Temper Sports Inc., Term Loan	8.00%	10/14/13	1,018,827	986,566

				13,649,452

Marine—0.39%
Dockwise Ltd. Term Loan B1	2.04%	01/11/15	287,544	266,608
Term Loan B2	2.04%	01/11/15	1,217,816	1,132,192
Term Loan C	2.91%	01/11/16	266,663	248,580
Term Loan C2	2.91%	01/11/16	1,217,816	1,132,192
US Shipping LLC, Term Loan	2.50 — 9.20%	08/07/13	437,292	277,063

				3,056,635

Marine Ports & Services—0.04%
Fleetcor Technologies, Inc. Tranche 1	2.50%	04/30/13	185,427	182,645
Tranche 2	2.50%	04/30/13	152,157	149,874

				332,519

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Metal & Glass Containers—2.19%
Berry Plastics Corp., Term Loan C	2.27 - 2.28%	04/03/15	$9,602,143	$8,301,489
Graham Packaging Company, L.P. Term Loan C	6.75%	04/05/14	961,503	971,868
Term Loan D	6.00%	09/23/16	6,107,562	6,176,272
MAUSER Corp. Term Loan B2	2.63%	06/13/15	500,000	433,750
Term Loan C2	2.88%	06/13/16	500,000	436,250
Pelican Products, Inc., Term Loan(e)	—	11/30/16	913,429	917,996

				17,237,625

Movies & Entertainment—0.69%
Alpha III, Term Loan B2	2.38%	12/31/13	3,754,013	3,442,299
NEP II, Inc., Term Loan B	2.54%	02/16/14	390,495	374,875
Zuffa LLC, Term Loan	2.31%	06/19/15	1,648,894	1,603,549

				5,420,723

Oil & Gas Drilling—0.70%
Ram Energy Resources, Inc. Term Loan	12.75%	11/28/12	757,309	755,415
Term Loan B(e)	—	11/29/12	693,544	691,810
Venoco, Inc., Second Lien Term Loan	4.31%	05/07/14	4,282,579	4,078,086

				5,525,311

Oil & Gas Equipment & Services—0.57%
CCS Corp. Delay Draw Term Loan	3.27 - 3.29%	11/14/14	961,920	857,710
Term Loan B	3.27 - 3.29%	11/14/14	2,746,451	2,448,915
Willbros Group, Inc., Term Loan B	9.50%	06/30/14	1,159,195	1,153,399

				4,460,024

Oil & Gas Refining & Marketing—0.67%
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	1,218,681	1,253,285
Flying J Inc., Term Loan B	12.00%	07/23/15	1,104,651	1,129,506
Gary-Williams Energy Corp., Term Loan B	11.75%	11/13/14	936,529	889,702
Western Refining, Inc., Term Loan B	10.75%	05/30/14	1,963,022	1,999,220
				5,271,713
Oil & Gas Storage & Transportation—0.27%
Sem Group L.P., U.S. Term Loan B2	9.00%	11/30/16	2,111,662	2,141,025
Other Diversified Financial Services—1.23%
Conseco, Inc. Term Loan(e)	—	10/10/13	586,488	585,664
Term Loan	7.50%	10/10/13	1,554,485	1,552,301
Fifth Third Processing Solutions LLC Second Lien Term Loan(e)	—	10/27/17	312,298	316,593
Term Loan(e)	—	10/27/16	913,429	922,153
Tomkins PLC, Term Loan B	6.75%	09/29/16	3,044,765	3,085,199
Ulixes Inc., Term Loan B	6.25%	11/30/16	3,208,884	3,200,862

				9,662,772

Packaged Foods & Meats—0.38%
Dole Foods Co., Inc. Term Loan B1	5.00 - 5.50%	03/02/17	693,164	697,669
Term Loan C1	5.00 - 5.50%	03/02/17	1,651,383	1,662,117
Michael Foods, Inc., Term Loan B	6.25%	06/29/16	644,197	652,249

				3,012,035

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Paper Packaging—1.02%
Smurfit-Stone Container Corp., Term Loan	6.75%	02/22/16	$7,963,561	$8,059,959
Paper Products—0.64%
Xerium S.A. Austria Term Loan	6.50%	11/25/14	332,500	332,915
Canada Term Loan	6.50%	11/25/14	581,875	582,602
DIP Term Loan	6.50%	11/25/14	2,452,188	2,455,253
Germany Term Loan	6.50%	11/25/14	1,039,063	1,040,361
Italia Term Loan	6.50%	11/25/14	249,375	249,687
Second Lien Term Loan	8.25%	05/22/15	58,082	56,679
XTI Term Loan	6.50%	11/25/14	332,500	332,916

				5,050,413

Personal Products—0.20%
Topps Company Inc. (The), Term Loan B	3.05%	10/12/14	1,714,644	1,577,472
Pharmaceuticals—1.35%
Grifols, S.A., U.S. Term Loan B(e)	—	09/23/16	3,271,033	3,308,863
Nycomed US Inc. Term Loan A1	3.51%	12/29/13	632,833	592,917
Term Loan A2	3.51%	12/29/13	1,670,364	1,565,006
Term Loan A3	3.51%	12/29/13	31,814	29,807
Term Loan A4	3.51%	12/29/13	20,266	18,987
Term Loan A5	3.51%	12/29/13	98,498	92,285
Term Loan B2	4.26%	12/29/14	2,595,894	2,405,459
Term Loan C2	4.76%	12/29/15	2,595,105	2,417,703
Quintiles Transnational Corp. Second Lien Term Loan	4.29%	03/31/14	74,764	74,017
Term Loan B	2.29%	03/31/13	101,915	100,896

				10,605,940

Publishing—3.06%
American Media, Inc., Term Loan B(f)	10.00%	01/30/13	3,911,150	3,897,461
Caribe Information Investment Inc., Term Loan	2.54%	03/31/13	70,518	45,954
Cengage Learning, Term Loan	2.54%	07/03/14	6,907,352	6,388,507
Endurance Business Media, Inc. Second Lien Term Loan(f)	9.25%	01/26/14	59,090	3,250
Term Loan(f)	4.75%	07/26/13	114,191	23,409
F & W Publications, Inc. Second Lien Term Loan	15.00%	12/09/14	22,017	10,348
Term Loan	7.75%	06/09/14	52,643	42,114
Gatehouse Media, Inc. Delay Draw Term Loan	2.26%	08/28/14	2,467,841	902,909
Term Loan	2.51%	08/28/14	1,057,441	386,886
Term Loan B	2.26%	08/28/14	4,138,287	1,514,075
Getty Images, Inc., Acquisition Term Loan(e)	—	11/03/16	4,262,670	4,304,913
Hanley Wood LLC, Term Loan	2.56%	03/08/14	320,925	142,411
VNU N.V., Term Loan(e)	—	05/01/16	6,509,306	6,413,293

				24,075,530

Real Estate Management & Development—0.10%
CB Richard Ellis Group, Inc., Term Loan B	3.50%	11/10/16	793,666	797,634
Semiconductors—0.67%
Freescale Semiconductor, Inc., Term Loan	4.50%	12/01/16	4,904,353	4,631,549
Microsemi Corp., Term Loan	5.00%	11/02/17	608,953	615,423

				5,246,972

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Specialized Consumer Services—2.95%
Booz Allen Hamilton, Inc. Term Loan B	7.50%	07/31/15	$1,449,948	$1,464,150
Term Loan C	6.00%	07/31/15	2,090,941	2,106,101
Jacobson Corp., Term Loan B	2.76%	06/19/14	4,221,144	3,874,419
LPL Investment Holdings Inc. Term Loan	5.25%	06/28/17	4,545,119	4,579,208
Term Loan D	2.04%	06/28/13	305,223	304,715
ServiceMaster Company (The) Delay Draw Term Loan(e)	—	07/24/14	115,925	109,917
Delay Draw Term Loan	2.76%	07/24/14	518,517	491,647
Syn LOC	0.16%	07/24/14	5,000,000	4,600,000
Term Loan B(e)	—	07/24/14	1,164,075	1,103,753
Term Loan B	2.76 - 2.80%	07/24/14	4,856,448	4,604,787

				23,238,697

Specialized Finance—0.95%
Citco Group Ltd. (The), Term Loan B	4.75%	06/30/14	90,846	88,348
Clarke American Corp., Term Loan B	2.76 - 2.79%	06/30/14	3,346,921	2,987,964
E.A.Viner International Co., First Lien Term Loan B	4.79%	07/31/13	17,509	16,984
MSCI Inc., Term Loan B	4.75%	06/01/16	519,472	522,719
Nuveen Investments, LLC Term Loan(e)	—	11/13/14	491,665	457,784
Term Loan	3.29%	11/13/14	3,610,796	3,361,996

				7,435,795

Specialty Chemicals—2.61%
Cognis Deutschland, Term Loan C	2.29%	09/15/13	799,515	794,663
Hexion Specialty Chemicals, Inc. Credit Linked Deposit	0.16%	05/05/13	88,902	83,752
Revolver Loan(e)	—	05/31/11	190,500	179,464
Revolver Loan	2.81%	05/31/11	190,500	179,464
Term Loan C5	4.06%	05/05/15	3,096,886	3,003,979
Term Loan C7	4.06%	05/05/15	4,192,016	4,066,255
Huntsman ICI Chemicals LLC Term Loan B	1.77 - 1.79%	04/21/14	3,913,752	3,822,581
Term Loan C	2.50 - 2.52%	06/30/16	3,728,525	3,667,955
MacDermid Inc., Term Loan B	2.25%	04/12/14	172,954	165,387
Nalco Co., Term Loan B1	4.50%	10/05/17	751,685	758,398
OMNOVA Solutions Inc. Term Loan(e)	—	05/22/14	3,583,434	3,603,609
Term Loan(e)	—	04/25/17	222,044	223,987

				20,549,494

Specialty Stores—2.15%
Amscan Holdings, Inc., Term Loan B	7.50%	12/02/17	2,936,471	2,936,471
FTD, Inc. Term Loan B(e)	—	08/26/14	1,500,000	1,507,462
Term Loan B	6.75%	08/26/14	521,332	523,926
Gymboree Corp., Term Loan B(e)	—	11/23/17	1,096,115	1,101,009
Mattress Firm, Term Loan B	2.54%	01/18/14	302,468	266,172
Michaels Stores, Inc. Term Loan	2.56%	10/31/13	3,292,569	3,178,465
Term Loan B2	4.81%	07/31/16	3,963,625	3,939,526
PETCO Animal Supplies, Inc., Term Loan B(e)	—	11/24/17	3,468,900	3,481,631

				16,934,662

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Systems Software—1.45%
Dealer Comp-rey, Term Loan B	5.25%	04/21/17	$5,588,686	$5,618,977
Interactive Data Corp., Term Loan	6.75%	01/29/17	2,048,555	2,083,861
Verint Systems, Inc., Term Loan	5.25%	05/25/14	3,590,268	3,584,667
Vertafore, Inc., Term Loan B	6.75%	07/29/16	147,159	148,409

				11,435,914

Technology Distributors—0.04%
Windstream Corp., Term Loan B2	3.03 — 3.04%	12/17/15	344,041	345,460
Textiles—0.06%
Gold ToeMoretz, LLC, First Lien Term Loan	8.50%	10/30/13	468,467	454,706
Trading Companies & Distributors—0.00%
Brenntag AG Term Loan B2	3.75 — 3.79%	01/20/14	16,346	16,454
U.S. Acquired Term Loan	3.76 — 4.23%	01/20/14	931	934

				17,388

Trucking—0.64%
Swift Transportation Corp. Syn LOC	8.25%	05/10/14	2,500,000	2,477,350
Term Loan	8.25%	05/10/14	2,560,907	2,554,044

				5,031,394

Wireless Telecommunication Services—3.74%
Asurion Corp. First Lien Term Loan	3.25 — 3.29%	07/03/14	2,363,767	2,202,240
Second Lien Term Loan	6.75%	07/03/15	3,072,549	2,877,319
Term Loan B2(e)	—	03/31/15	1,925,199	1,907,757
Term Loan B2	6.75%	03/31/15	2,003,560	1,985,407
FairPoint Communications, Inc., Term Loan B(f)	5.00%	03/31/15	3,922,715	2,588,992
Global Tel*Link, Term Loan(e)	—	11/02/16	1,826,859	1,802,196
MetroPCS Communications, Inc. Term Loan B1	2.56%	11/03/13	605,072	601,456
Term Loan B2	3.81%	11/03/16	4,970,037	4,974,037
RCN Corp., Term Loan B	6.50%	08/26/16	6,024,566	6,024,023
Securus Technologies, Inc., Term Loan B	8.00%	10/31/14	3,980,000	4,029,750
U.S. TelePacific, Term Loan B	9.25%	08/17/15	403,611	408,027

				29,401,204

Total Senior Secured Floating Rate Interest Loans (Cost $751,735,200)				756,533,675

Bonds & Notes—1.48%
Airlines—0.06%
Continental Airlines Inc. Sr. Sec. Gtd. Notes (g)	6.75%	09/15/15	460,000	477,250
Commodity Chemicals—0.48%
Lyondell Chemical Co., Sr. Sec. Gtd. Notes	11.00%	05/01/18	3,385,930	3,766,847
Electric Utilities—0.44%
Calpine Corp. Sr. Sec. Notes (g)	7.50%	02/15/21	3,471,455	3,436,741
Metal & Glass Containers—0.11%
Berry Plastics Holding Corp., Sec. Gtd. Floating Rate Global Notes(h)	4.17%	09/15/14	996,000	876,480
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Oil & Gas Refining & Marketing—0.37%
Western Refining, Inc., Sr. Sec. Gtd. Floating Rate Notes(g)(h)	10.75%	06/15/14	$2,750,000	$2,894,375
Paper Products—0.02%
Verso Paper Holdings, LLC, Series B, Sr. Sec. Gtd. Floating Rate Global Notes(h)	4.04%	08/01/14	228,000	208,620

Total Bonds & Notes (Cost $11,123,091)				11,660,313

	Shares
Common Stocks & Other Equity Interests—1.24%
Aerospace & Defense—0.17%
ACTS Aero Technical Support & Services, Inc. (i)	122,977	1,322,007
Auto Parts & Equipment—0.02%
Dayco Products, LLC (i)	856	40,838
Dayco Products, LLC (i)	3,261	155,576
		196,414

Broadcasting—0.26%
Citadel Broadcasting Corp.-Class B (i)	1	24
ION Media Networks, Inc. (i)	4,471	1,900,175
New Vision Television (i)	1,027	—
New Vision Television (i)	5,707	—
New Vision Television-Class A (i)	8,574	125,755
		2,025,954
Building Products—0.25%
Masonite Worldwide Holdings (Canada) (i)	53,093	1,964,441
United Subcontractors, Inc. (i)	4,587	—
		1,964,441
Casinos & Gaming—0.01%
BLB Worldwide Holdings, Inc. (i)	18,663	102,646
Commodity Chemicals—0.35%
LyondellBasell Industries (Netherlands) -Class B (i)	93,769	2,738,055
Diversified Real Estate Activities—0.03%
Lake Las Vegas Resort-Class A (i)	518	209,976
Lake Las Vegas Resort-Class B (i)	4	1,674
Lake Las Vegas Resort-Wts. C, expiring 07/15/15 (i)	17	—
Lake Las Vegas Resort-Wts. D, expiring 07/15/15 (i)	24	—
Lake Las Vegas Resort-Wts. E, expiring 07/15/15 (i)	27	—
Lake Las Vegas Resort-Wts. F, expiring 07/15/15 (i)	30	—
Lake Las Vegas Resort-Wts. G, expiring 07/15/15 (i)	34	—

		211,650

Diversified Support Services—0.00%
Bankruptcy Management Solutions, Inc. (i)	18	—
Bankruptcy Management Solutions, Inc. (i)	214	107

		107

Environmental & Facilities Services—0.12%
Safety-Kleen Holdco, Inc., (Acquired 12/24/03; Cost $2,062,077) (g)(i)(j)	150,812	904,872
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Shares	Value
Industrial Machinery—0.00%
Xerium Technologies, Inc. (i)	1,766	$22,993
Leisure Products—0.00%
True Temper Sports Inc. (i)	2,971	10,400
Marine—0.01%
US Shipping LLC (i)	87,805	70,244
US Shipping LLC (i)	6,189	—

		70,244

Oil & Gas Storage & Transportation—0.02%
Sem Group L.P. (i)	6,668	144,616
Publishing—0.00%
F&W Publications, Inc. (i)	288	—
F&W Publications, Inc.-Wts., expiring 12/09/17(i)	496	—
MediaNews Group, Inc. (i)	1	17
Reader’s Digest Association, Inc. (The) (i)	4	93
		110

Total Common Stocks & Other Equity Interests (Cost $17,309,347)		9,714,509

Money Market Funds—13.17%
Liquid Assets Portfolio — Institutional Class (k)	51,837,957	51,837,957
Premier Portfolio — Institutional Class (k)	51,837,957	51,837,957
Total Money Market Funds (Cost $103,675,914)		103,675,914
TOTAL INVESTMENTS—112.02% (Cost $883,843,552)		881,584,411
OTHER ASSETS LESS LIABILITIES—(12.02)%		(94,601,138)
NET ASSETS—100.00%		$786,983,273
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Investment Abbreviations:

DIP	— Debtor-in-possession
Gtd.	— Guaranteed
LOC	— Letter of Credit
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Syn LOC	— Synthetic Letter of Credit
Unsec.	— Unsecured
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(e)	This floating rate interest will settle after November 30, 2010, at which time the interest rate will be determined.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2010 was $7,124,608, which represented 0.91% of the Fund’s Net Assets.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $7,713,238, which represented 0.98% of the Fund’s Net Assets.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(i)	Non-income producing security.

(j)	Acquired as part of a bankruptcy restructuring.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Floating Rate Fund

A. Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
     The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Invesco Floating Rate Fund

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$113,098,129	$—	$292,294	$113,390,423
Corporate Debt Securities	—	764,219,002	3,974,986	768,193,988

Total Investments	$113,098,129	$764,219,002	$4,267,280	$881,584,411

Invesco Floating Rate Fund

NOTE 3 — Unfunded Loan Commitments
As of November 30, 2010, the Fund had unfunded loan commitments of $10,638,778, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Unfunded Commitments

Aero Technology Supply	Revolver Loan	$3,684
Bausch & Lomb Inc.	Revolver Loan	1,275,000
Calpine Corp.	Revolver Loan	2,808,135
Delta Air Lines, Inc.	Revolver Loan	1,931,000
Delta Air Lines, Inc.	Revolver Loan	1,409,070
Lake Las Vegas Resort	Revolver Loan	81,857
Nuance Communications, Inc.	Revolver Loan	111,320
Pinnacle Foods Group, Inc. (Aurora Foods)	Revolver Loan	910,000
Reynolds Packaging Group	Term Loan A	664,962
SunGuard Data Systems, Inc.	U.S. Revolver Loan	1,443,750

		$10,638,778

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $319,143,027 and $231,074,054, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$19,559,968
Aggregate unrealized (depreciation) of investment securities	(24,001,092)

Net unrealized (depreciation) of investment securities	$(4,441,124)

Cost of investments for tax purposes is $886,025,535.
Invesco Floating Rate Fund

Invesco Fundamental Value Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     MS-FVAL-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—87.14%
Asset Management & Custody Banks—0.78%
State Street Corp.	7,187	$310,478

Cable & Satellite—3.30%
Time Warner Cable Inc.	21,473	1,321,448

Communications Equipment—1.80%
Cisco Systems, Inc. (b)	37,625	720,895

Computer Hardware—2.94%
Dell Inc. (b)	29,553	390,691
Hewlett-Packard Co.	18,734	785,516

		1,176,207

Consumer Electronics—1.62%
Sony Corp. -ADR (Japan)	18,202	645,807

Diversified Banks—1.09%
Wells Fargo & Co.	16,082	437,591

Diversified Chemicals—0.90%
Dow Chemical Co. (The)	11,550	360,129

Drug Retail—1.31%
Walgreen Co.	15,069	525,155

Electric Utilities—3.83%
American Electric Power Co., Inc.	25,574	910,434
Entergy Corp.	4,266	303,910
FirstEnergy Corp.	9,009	316,306

		1,530,650

Food Distributors—1.19%
Sysco Corp.	16,339	474,158

Health Care Distributors—0.88%
Cardinal Health, Inc.	9,925	353,131

Health Care Equipment—1.71%
Covidien PLC (Ireland)	16,216	682,207

Home Improvement Retail—1.48%
Home Depot, Inc. (The)	19,612	592,478

Household Products—1.88%
Procter & Gamble Co. (The)	12,295	750,856

Human Resource & Employment Services—0.98%
Manpower Inc.	6,930	390,298

Hypermarkets & Super Centers—2.15%
Wal-Mart Stores, Inc.	15,912	860,680

	Shares	Value
Industrial Conglomerates—5.22%
General Electric Co.	90,667	$1,435,259
Tyco International Ltd.	17,255	653,792

		2,089,051

Industrial Machinery—1.25%
Dover Corp.	9,134	500,634

Insurance Brokers—3.36%
Marsh & McLennan Cos., Inc.	53,545	1,342,909

Integrated Oil & Gas—7.70%
Exxon Mobil Corp.	8,384	583,191
Hess Corp.	5,277	369,654
Occidental Petroleum Corp.	13,714	1,209,163
Royal Dutch Shell PLC -ADR (United Kingdom)	15,106	916,481

		3,078,489

Internet Software & Services—2.64%
eBay Inc. (b)	36,256	1,056,137

Investment Banking & Brokerage—2.70%
Charles Schwab Corp. (The)	39,889	599,532
Morgan Stanley	19,590	479,171

		1,078,703

Managed Health Care—1.23%
UnitedHealth Group Inc.	13,432	490,537

Movies & Entertainment—4.90%
Time Warner Inc.	27,611	814,249
Viacom Inc. -Class B	30,310	1,146,627

		1,960,876

Office Services & Supplies—1.59%
Avery Dennison Corp.	16,964	636,829

Oil & Gas Equipment & Services—1.61%
Schlumberger Ltd.	8,350	645,789

Oil & Gas Exploration & Production—3.51%
Anadarko Petroleum Corp.	14,185	910,110
Devon Energy Corp.	7,015	495,048

		1,405,158

Other Diversified Financial Services—6.72%
Bank of America Corp.	53,127	581,741
Citigroup Inc. (b)	101,084	424,553
JPMorgan Chase & Co.	44,927	1,679,371

		2,685,665

Packaged Foods & Meats—1.86%
Kraft Foods Inc. -Class A	24,613	744,543

See accompanying notes which are an integral part of this schedule.
Invesco Fundamental Value Fund

	Shares	Value
Personal Products—1.08%
Avon Products, Inc.	15,085	$430,828

Pharmaceuticals—6.05%
Abbott Laboratories	6,296	292,827
Bayer AG -ADR (Germany)	2,667	194,696
Bristol-Myers Squibb Co.	29,284	739,128
Merck & Co., Inc.	9,045	311,781
Pfizer Inc.	21,303	347,026
Roche Holdings AG -ADR (Switzerland)	15,504	535,882

		2,421,340

Property & Casualty Insurance—1.08%
Chubb Corp. (The)	7,601	433,333

Regional Banks—3.48%
BB&T Corp.	9,668	224,297
Fifth Third Bancorp	33,107	395,629
PNC Financial Services Group, Inc.	14,333	771,832

		1,391,758

Semiconductors—1.22%
Intel Corp.	23,097	487,809

Wireless Telecommunication Services—2.10%
Vodafone Group PLC -ADR (United Kingdom)	33,511	839,786

Total Common Stocks & Other Equity Interests (Cost $31,725,858)		34,852,342

	Principal
	Amount
Bonds & Notes—7.51%
Advertising—0.41%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Putable Global Notes, 4.25%, 03/15/12	$146,000	163,155

Biotechnology—2.51%
Amgen Inc., Series B, Sr. Unsec. Conv. Notes, 0.38%, 02/01/13	1,000,000	1,001,250

Communications Equipment—1.18%
JDS Uniphase Corp., Sr. Unsec. Conv. Putable Notes, 1.00%, 05/15/13(c)	500,000	472,500

Computer Storage & Peripherals—0.69%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	293,000	275,786

Construction, Farm Machinery & Heavy Trucks—0.12%
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	39,000	48,311

Health Care Services—0.78%
Omnicare, Inc., Series OCR, Sr. Unsec. Gtd. Conv. Putable Deb., 3.25%, 12/15/15	334,000	312,290

Life Sciences Tools & Services—1.15%
Life Technologies Corp., Sr. Unsec. Conv. Putable Notes, 1.50%, 02/15/12	400,000	460,500

	Principal
	Amount	Value
Oil & Gas Equipment & Services—0.39%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.25%, 12/15/12	$163,000	$156,887

Semiconductors—0.28%
Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	122,000	112,393

Total Bonds & Notes (Cost $2,823,462)		3,003,072

	Shares
Preferred Stocks—2.75%
Health Care Facilities—0.57%
HealthSouth Corp., 6.50% Conv. Pfd. (c)	250	226,625

Multi-Utilities—2.18%
CenterPoint Energy, Inc., 3.07% Conv. Pfd.	28,000	873,320

Total Preferred Stocks (Cost $909,345)		1,099,945

Money Market Funds—2.73%
Liquid Assets Portfolio — Institutional Class (d)	545,366	545,366
Premier Portfolio — Institutional Class (d)	545,366	545,366

Total Money Market Funds (Cost $1,090,732)		1,090,732

TOTAL INVESTMENTS—100.13% (Cost $36,549,397)		40,046,091
OTHER ASSETS LESS LIABILITIES—(0.13)%		(51,067)

NET ASSETS—100.00%		$39,995,024

Investment Abbreviations:

ADR	—	American Depositary Receipt
Conv.	—	Convertible
Deb.	—	Debentures
Gtd.	—	Guaranteed
Pfd.	—	Preferred
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $699,125, which represented 1.75% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Fundamental Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Fundamental Value Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Fundamental Value Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$35,212,496	$1,830,523	$—	$37,043,019
Corporate Debt Securities	—	3,003,072	—	3,003,072

Total Investments	$35,212,496	$4,833,595	$—	$40,046,091

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,072,538
Aggregate unrealized (depreciation) of investment securities	(1,609,117)

Net unrealized appreciation of investment securities	$3,463,421

Cost of investments for tax purposes is $36,582,670.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Fundamental Value Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Growth and Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Fundamental Value Fund

Invesco Large Cap Relative Value Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     MS-LCRV-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—95.92%
Air Freight & Logistics—0.55%
FedEx Corp.	15,263	$1,390,765

Asset Management & Custody Banks—1.13%
State Street Corp.	66,412	2,868,998

Automobile Manufacturers—1.62%
Ford Motor Co. (b)	142,547	2,272,199
General Motors Co. (b)	54,441	1,861,882

		4,134,081

Cable & Satellite—3.02%
Comcast Corp. — Class A	216,845	4,336,900
Time Warner Cable, Inc.	54,623	3,361,499

		7,698,399

Communications Equipment—1.04%
Cisco Systems, Inc. (b)	137,975	2,643,601

Computer Hardware—2.82%
Dell Inc. (b)	237,185	3,135,585
Hewlett-Packard Co.	96,175	4,032,618

		7,168,203

Consumer Electronics—1.20%
Sony Corp. (Japan) — ADR	86,286	3,061,427

Data Processing & Outsourced Services—1.12%
Western Union Co.	161,193	2,843,445

Diversified Banks—1.51%
US Bancorp	65,270	1,552,121
Wells Fargo & Co.	83,872	2,282,157

		3,834,278

Diversified Chemicals—1.81%
Dow Chemical Co. (The)	73,049	2,277,668
PPG Industries, Inc.	30,007	2,339,346

		4,617,014

Diversified Support Services—0.54%
Cintas Corp.	51,656	1,381,540

Drug Retail—1.42%
Walgreen Co.	103,930	3,621,960

Electric Utilities—4.08%
American Electric Power Co., Inc.	150,663	5,363,603
Edison International	43,022	1,589,233
Entergy Corp.	23,054	1,642,367

	Shares	Value
Electric Utilities—(continued)
FirstEnergy Corp.	50,741	$1,781,516

		10,376,719

Food Distributors—0.96%
Sysco Corp.	84,349	2,447,808

Health Care Distributors—0.66%
Cardinal Health, Inc.	47,029	1,673,292

Health Care Equipment—1.20%
Covidien PLC (Ireland)	72,860	3,065,220

Home Improvement Retail—1.28%
Home Depot, Inc. (The)	107,507	3,247,786

Household Products—1.80%
Procter & Gamble Co. (The)	75,113	4,587,151

Human Resource & Employment Services—1.13%
Manpower Inc.	29,025	1,634,688
Robert Half International, Inc.	44,964	1,246,402

		2,881,090

Hypermarkets & Super Centers—1.29%
Wal-Mart Stores, Inc.	60,918	3,295,055

Industrial Conglomerates—5.56%
General Electric Co.	568,019	8,991,741
Siemens AG (Germany) — ADR	2,452	269,229
Tyco International Ltd.	129,145	4,893,304

		14,154,274

Industrial Machinery—1.59%
Dover Corp.	24,017	1,316,372
Ingersoll-Rand PLC (Ireland)	66,622	2,731,502

		4,047,874

Insurance Brokers—3.19%
Marsh & McLennan Cos., Inc.	323,643	8,116,966

Integrated Oil & Gas—7.99%
ConocoPhillips	37,672	2,266,724
Exxon Mobil Corp.	38,863	2,703,310
Hess Corp.	61,168	4,284,819
Occidental Petroleum Corp.	70,407	6,207,785
Royal Dutch Shell PLC (United Kingdom) — ADR	80,234	4,867,797

		20,330,435

Integrated Telecommunication Services—1.06%
Verizon Communications Inc.	84,608	2,708,302

See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Relative Value Fund

	Shares	Value
Internet Software & Services—3.64%
eBay Inc. (b)	218,205	$6,356,311
Yahoo! Inc. (b)	184,001	2,901,696

		9,258,007

Investment Banking & Brokerage—2.61%
Charles Schwab Corp. (The)	231,263	3,475,883
LPL Investment Holdings, Inc. (b)	8,109	274,895
Morgan Stanley	118,082	2,888,286

		6,639,064

IT Consulting & Other Services—0.88%
Amdocs Ltd. (b)	86,374	2,245,724

Life & Health Insurance—0.74%
Principal Financial Group, Inc.	69,572	1,895,141

Managed Health Care—1.87%
UnitedHealth Group Inc.	130,097	4,751,142

Movies & Entertainment—4.63%
Time Warner Inc.	147,213	4,341,311
Viacom Inc. — Class B	197,173	7,459,055

		11,800,366

Office Services & Supplies—0.61%
Avery Dennison Corp.	41,520	1,558,661

Oil & Gas Equipment & Services—2.03%
Cameron International Corp. (b)	20,583	990,248
Schlumberger Ltd.	54,060	4,181,001

		5,171,249

Oil & Gas Exploration & Production—3.71%
Anadarko Petroleum Corp.	81,463	5,226,666
Devon Energy Corp.	36,315	2,562,749
Noble Energy, Inc.	20,331	1,651,894

		9,441,309

Oil & Gas Storage & Transportation—0.25%
Williams Cos., Inc. (The)	27,665	631,039

Other Diversified Financial Services—7.26%
Bank of America Corp.	385,385	4,219,966
Citigroup Inc. (b)	747,558	3,139,743
JPMorgan Chase & Co.	297,631	11,125,447

		18,485,156

Packaged Foods & Meats—2.63%
Kraft Foods Inc. — Class A	119,788	3,623,587
Unilever N.V. (Netherlands) — NY Registered Shares	108,237	3,071,766

		6,695,353

Personal Products—1.45%
Avon Products, Inc.	128,834	3,679,499

	Shares	Value
Pharmaceuticals—6.22%
Abbott Laboratories	36,993	$1,720,545
Bayer AG (Germany) — ADR	13,444	981,436
Bristol-Myers Squibb Co.	158,614	4,003,418
Merck & Co., Inc.	67,756	2,335,549
Pfizer Inc.	272,194	4,434,040
Roche Holdings AG (Switzerland) — ADR	68,479	2,366,915

		15,841,903

Property & Casualty Insurance—0.79%
Chubb Corp. (The)	35,273	2,010,914

Regional Banks—2.75%
BB&T Corp.	57,456	1,332,979
Fifth Third Bancorp	105,680	1,262,876
PNC Financial Services Group, Inc.	81,796	4,404,715

		7,000,570

Semiconductors—0.98%
Intel Corp.	117,566	2,482,994

Soft Drinks—1.26%
Coca-Cola Co. (The)	30,986	1,957,386
Coca-Cola Enterprises Inc.	52,321	1,263,552

		3,220,938

Specialty Chemicals—0.27%
LyondellBasell Industries N.V. (Netherlands) — Class A(b)	23,427	684,303

Wireless Telecommunication Services—1.77%
Vodafone Group PLC (United Kingdom) — ADR	179,656	4,502,179

Total Common Stocks & Other Equity Interests (Cost $244,072,452)		244,191,194

Money Market Funds—3.69%
Liquid Assets Portfolio — Institutional Class (c)	4,701,919	4,701,919
Premier Portfolio — Institutional Class (c)	4,701,919	4,701,919

Total Money Market Funds (Cost $9,403,838)		9,403,838

TOTAL INVESTMENTS—99.61% (Cost $253,476,290)		253,595,032

OTHER ASSETS LESS LIABILITIES—0.39%		994,620

NET ASSETS—100.00%		$254,589,652

See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Relative Value Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Relative Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Large Cap Relative Value Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Large Cap Relative Value Fund

NOTE 2 — Additional Valuation Information — (continued)
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$250,246,681	$3,348,351	$—	$253,595,032
NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,765,573
Aggregate unrealized (depreciation) of investment securities	(15,644,747)

Net unrealized appreciation of investment securities	$120,826

Cost of investments for tax purposes is $253,474,206.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Large Cap Relative Fund (the” Fund’) would transfer all of its assets and liabilities to Invesco Van Kampen Growth and Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Large Cap Relative Value Fund

Invesco Multi-Sector Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     I-MSE-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.68%
Advertising—1.11%
Omnicom Group Inc.	53,334	$2,423,497

Apparel, Accessories & Luxury Goods—0.62%
Polo Ralph Lauren Corp.	12,431	1,357,962

Application Software—1.59%
Quest Software, Inc. (b)	55,550	1,405,415
TIBCO Software Inc. (b)	104,012	2,042,796

		3,448,211

Asset Management & Custody Banks—2.61%
Federated Investors, Inc. -Class B (c)	117,872	2,794,745
State Street Corp.	66,702	2,881,527

		5,676,272

Automotive Retail—1.10%
CarMax, Inc. (b)	72,417	2,382,519

Biotechnology—5.93%
Amgen Inc. (b)	40,811	2,150,332
BioMarin Pharmaceutical Inc. (b)	96,855	2,622,833
Genzyme Corp. (b)	32,102	2,286,304
Gilead Sciences, Inc. (b)	77,574	2,831,451
United Therapeutics Corp. (b)	47,857	3,011,641

		12,902,561

Brewers—0.94%
Heineken N.V. (Netherlands)	43,897	2,033,712

Broadcasting—1.66%
Discovery Communications, Inc. -Class A (b)	26,526	1,081,730
Scripps Networks Interactive Inc. -Class A	49,688	2,531,604

		3,613,334

Casinos & Gaming—0.99%
Penn National Gaming, Inc. (b)	61,040	2,143,114

Communications Equipment—2.68%
Ciena Corp. (b)(c)	95,278	1,443,462
Cisco Systems, Inc. (b)	61,926	1,186,502
QUALCOMM, Inc.	68,440	3,198,885

		5,828,849

Computer Hardware—3.87%
Apple Inc. (b)	27,058	8,419,097

	Shares	Value
Computer Storage & Peripherals— 1.13%
EMC Corp. (b)	113,865	$2,446,959

Consumer Finance—2.18%
American Express Co.	43,652	1,886,640
Capital One Financial Corp.	76,423	2,845,228

		4,731,868

Data Processing & Outsourced Services—2.35%
Alliance Data Systems Corp. (b)(c)	45,109	2,845,476
MasterCard, Inc. -Class A	6,547	1,551,836
Wright Express Corp. (b)	16,520	711,516

		5,108,828

Department Stores—1.54%
Kohl’s Corp. (b)	39,469	2,226,841
Nordstrom, Inc.	26,391	1,129,535

		3,356,376

Diversified Capital Markets—0.88%
UBS AG (Switzerland)(b)	126,470	1,905,903

Drug Retail—1.09%
CVS Caremark Corp.	76,305	2,365,455

Electronic Manufacturing Services— 0.98%
Flextronics International Ltd. (Singapore)(b)	293,158	2,125,396

Fertilizers & Agricultural Chemicals— 0.25%
Monsanto Co.	8,996	539,040

General Merchandise Stores—1.28%
Target Corp.	48,941	2,786,701

Health Care Equipment—0.12%
Masimo Corp.	8,411	259,563

Health Care Facilities—0.71%
Rhoen-Klinikum AG (Germany)	73,671	1,548,287

Health Care Services—3.98%
DaVita, Inc. (b)	75,633	5,498,519
Express Scripts, Inc. (b)	60,420	3,147,278
		8,645,797
Home Improvement Retail—0.92%
Home Depot, Inc. (The)	66,443	2,007,243

Hotels, Resorts & Cruise Lines— 1.74%
Marriott International Inc. -Class A	96,663	3,790,156

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Sector Fund

	Shares	Value
Insurance Brokers—0.51%
Marsh & McLennan Cos., Inc.	44,419	$1,114,029

Integrated Oil & Gas—6.19%
Chevron Corp.	19,621	1,588,712
Exxon Mobil Corp.	49,107	3,415,883
Hess Corp.	19,616	1,374,101
Occidental Petroleum Corp.	42,879	3,780,641
Royal Dutch Shell PLC — Class A (United Kingdom)	42,040	1,265,769
Total S.A. -ADR (France)	41,629	2,030,246

		13,455,352

Internet Software & Services—2.63%
Google Inc. -Class A (b)	8,063	4,480,690
GSI Commerce, Inc. (b)	51,440	1,226,844

		5,707,534

Investment Banking & Brokerage— 1.55%
Charles Schwab Corp. (The)	150,423	2,260,858
Morgan Stanley	45,697	1,117,748

		3,378,606

Life & Health Insurance—0.63%
StanCorp Financial Group, Inc.	33,184	1,380,454

Life Sciences Tools & Services—4.48%
Life Technologies Corp. (b)	52,884	2,633,888
Pharmaceutical Product Development, Inc.	113,310	2,823,685
Thermo Fisher Scientific, Inc. (b)	84,119	4,278,292

		9,735,865

Managed Health Care—1.08%
UnitedHealth Group, Inc.	64,328	2,349,259

Movies & Entertainment—2.87%
Time Warner Inc.	66,479	1,960,466
Walt Disney Co. (The)	117,333	4,283,828

		6,244,294

Oil & Gas Drilling—1.37%
Pride International, Inc. (b)	46,841	1,456,755
Transocean Ltd. (b)	22,719	1,522,855

		2,979,610

Oil & Gas Equipment & Services—7.39%
Cameron International Corp. (b)	56,546	2,720,428
FMC Technologies, Inc. (b)	21,695	1,827,587
Halliburton Co.	95,824	3,625,980
National Oilwell Varco Inc.	29,261	1,793,407
Oceaneering International, Inc. (b)	31,028	2,144,035
Schlumberger Ltd.	32,151	2,486,558
Weatherford International Ltd. (b)	72,398	1,477,643

		16,075,638

	Shares	Value
Oil & Gas Exploration & Production— 5.24%
Anadarko Petroleum Corp.	25,053	$1,607,400
Apache Corp.	30,356	3,267,520
EOG Resources, Inc.	26,402	2,348,458
Southwestern Energy Co. (b)	68,031	2,462,722
Ultra Petroleum Corp. (b)	36,328	1,707,053

		11,393,153

Other Diversified Financial Services— 1.53%
Bank of America Corp.	127,087	1,391,603
Citigroup Inc. (b)	280,401	1,177,684
JPMorgan Chase & Co.	20,025	748,534

		3,317,821

Pharmaceuticals—2.51%
Novartis AG -ADR (Switzerland)(c)	45,183	2,413,224
Roche Holding AG (Switzerland)	22,236	3,053,738

		5,466,962

Property & Casualty Insurance—0.97%
XL Group PLC (Ireland)	107,557	2,114,571

Regional Banks—3.48%
Fifth Third Bancorp	185,679	2,218,864
SunTrust Banks, Inc.	117,939	2,755,055
Zions Bancorp.	133,486	2,596,303

		7,570,222

Restaurants—3.74%
Darden Restaurants, Inc.	66,588	3,259,483
McDonald’s Corp.	31,773	2,487,826
Starbucks Corp.	77,889	2,383,403

		8,130,712

Semiconductor Equipment—0.42%
ASML Holding N.V. -New York Shares (Netherlands)	27,822	907,832

Semiconductors—2.61%
Avago Technologies Ltd. (Singapore)(b)	55,884	1,459,131
Intel Corp.	66,095	1,395,927
Microsemi Corp. (b)	48,793	1,080,277
RF Micro Devices, Inc. (b)	81,332	570,137
Skyworks Solutions, Inc. (b)	45,982	1,170,242

		5,675,714

Soft Drinks—0.89%
PepsiCo, Inc.	29,953	1,935,862

Specialized Consumer Services—0.64%
H&R Block, Inc.	109,682	1,380,896

Specialized Finance—0.36%
Moody’s Corp.	29,216	783,865

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Sector Fund

	Shares	Value
Specialty Stores—0.62%
Staples, Inc.	61,740	$1,358,897

Systems Software—3.59%
Ariba Inc. (b)	51,144	1,034,899
CommVault Systems, Inc. (b)	17,381	506,309
Microsoft Corp.	37,171	937,081
Oracle Corp.	84,910	2,295,966
Red Hat, Inc. (b)	33,916	1,475,346
Rovi Corp. (b)	28,088	1,549,615

		7,799,216

Thrifts & Mortgage Finance—1.13%
Hudson City Bancorp, Inc.	215,830	2,449,671

Total Common Stocks & Other Equity Interests (Cost $187,088,504)		214,552,735

Money Market Funds—0.78%
Liquid Assets Portfolio — Institutional Class (d)	853,648	853,648
Premier Portfolio — Institutional Class (d)	853,648	853,648

Total Money Market Funds (Cost $1,707,296)		1,707,296

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.46% (Cost $188,795,800)		216,260,031

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—3.31%
Liquid Assets Portfolio -Institutional Class (Cost $7,199,425)(d)(e)	7,199,425	7,199,425

TOTAL INVESTMENTS—102.77% (Cost $195,995,225)		223,459,456

OTHER ASSETS LESS LIABILITIES—(2.77)%		(6,029,923)

NET ASSETS—100.00%		$217,429,533

Investment Abbreviations:

ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Multi-Sector Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco Multi-Sector Fund

E.	Foreign Currency Translations — (continued)
arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$223,459,456	$—	$—	$223,459,456
Invesco Multi-Sector Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $18,820,075 and $110,932,194, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$47,061,269
Aggregate unrealized (depreciation) of investment securities	(20,159,764)

Net unrealized appreciation of investment securities	$26,901,505

Cost of investments for tax purposes is $196,557,951.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Charter Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Multi-Sector Fund

Invesco New York Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us                    MS-NYTFI-QTR-1   11/10                    Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—106.64%
Guam—0.78%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	$135	$136,951
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	240	225,672
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	185	181,528
				544,151
New York—97.12%
Albany (County of) Airport Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	12/15/25	500	521,969
Brooklyn (City of) Arena Local Development Corp. (Barclays Center); Series 2009, RB (b)	0.00%	07/15/34	1,510	341,668
Series 2009, RB	6.25%	07/15/40	200	207,294
Series 2009, RB	6.38%	07/15/43	200	207,900
Chautauqua (County of) Industrial Development Agency, (NRC-Dunkirk Power); Series 2009, RB	5.88%	04/01/42	620	632,220
Essex (County of) Industrial Development Agency; Series 2005 A, RB (AMT)	5.20%	12/01/23	500	480,365
Hempstead Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	545	562,854
Long Island Power Authority; Series 2000 A, RB (INS-AGM) (a) (b)	0.00%	06/01/18	2,000	1,605,020
Series 2003 C, RB (INS-CIFG) (a)	5.25%	09/01/29	405	434,103
Madison (County of) Industrial Development Agency (Colgate University); Series 2003 B, RB	5.00%	07/01/33	500	506,570
Metropolitan Transportation Authority; Dedicated Tax Ref. Series 2002 A, RB (INS-AGM) (a)	5.25%	11/15/24	500	525,585
Dedicated Tax Series 2009 B, RB	5.00%	11/15/34	500	514,910
Series 2009 B, RB	5.25%	11/15/27	615	657,103
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A-2, RB	5.88%	01/01/18	500	494,335
Nassau (County of) Tobacco Settlement Corp.; Series 2006 A-2, Asset-Backed Conv. RB	5.25%	06/01/26	1,000	910,880
Nassau (County of); Series 2009 C, General Improvement GO Bonds (INS-AGC) (a)	5.00%	10/01/27	675	725,051
New York (City of) Health & Hospital Corp.; Health Series 2003 A, RB (INS-AMBAC) (a)	5.25%	02/15/22	2,000	2,085,520
Series 2010 A, RB	5.00%	02/15/30	510	521,679
New York (City of) Housing Development Corp. (East Midtown); Series 1978, RB (c)	6.50%	11/15/18	1,297	1,301,506
New York (City of) Housing Development Corp. (Ruppert); Series 1978, RB (c)	6.50%	11/15/18	1,354	1,426,367
New York (City of) Industrial Development Agency (Airis JFK I LLC); Series 2001 A, RB (AMT)	5.50%	07/01/28	1,000	894,120
New York (City of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, RB	5.00%	09/01/35	625	537,206
New York (City of) Industrial Development Agency (Liberty 7 World Trade Center, LLC); Series 2005 A, IDR	6.25%	03/01/15	425	425,370
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009, Ref. RB	5.00%	05/01/25	500	521,615
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	500	481,845
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS-AMBAC) (a)	5.00%	01/01/46	1,250	1,071,812
New York (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, RB	6.38%	07/01/31	420	420,752
New York (City of) Industrial Development Agency (Terminal One Group Association); Series 2005, RB (AMT) (d)	5.50%	01/01/24	2,000	2,022,860
New York (City of) Municipal Water Finance Authority (Water and Sewer Second General Resolution); Series 2009 FF-2, RB	5.50%	06/15/40	1,000	1,073,550
New York (City of) Transitional Finance Authority (Building Aid); Series 2009 S-3, Fiscal 2009, RB	5.25%	01/15/27	500	535,265
Series 2009 S-3, Fiscal 2009, RB	5.25%	01/15/39	500	517,170
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York—(continued)
New York (City of) Transitional Finance Authority; Series 2008 S-2, Fiscal 2009, RB	6.00%	07/15/33	$350	$391,087
Series 2009 S-5, Fiscal 2009, RB	5.00%	01/15/31	595	607,513
Series 2009 A, RB (e)	5.00%	05/01/28	755	802,671
Series 2009 A, RB (e)	5.00%	05/01/29	605	639,225
Series 2009 A, RB (e)	5.00%	05/01/30	605	635,286
New York (City of); Series 2008 F1, Unlimited, GO Bonds	5.50%	11/15/28	750	815,632
Subseries 2005 E-2, Unlimited, GO Bonds (LOC — Bank of America N.A.) (d) (f)(g)(h)	0.29%	12/06/10	500	500,000
Subseries 2008 G-1, Unlimited, GO Bonds	6.25%	12/15/35	400	451,532
Subseries 2008 I-1, Unlimited, GO Bonds	5.00%	02/01/25	405	429,875
Subseries 2009 I-1, Unlimited, GO Bonds	5.25%	04/01/32	900	942,930
New York (Counties of) Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/45	1,000	722,030
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, RB	5.75%	07/01/33	660	703,428
New York (State of) Dormitory Authority (Catholic Health Long Island — St Francis Hospital); Series 2004, RB	5.00%	07/01/27	1,000	1,000,280
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB(e)	5.00%	07/01/35	4,725	4,834,526
New York (State of) Dormitory Authority (Court Facilities Lease); Series 2005 A, RB (INS-AMBAC) (a)	5.50%	05/15/27	710	784,046
Series 2005 A, RB (INS-AMBAC) (a)	5.50%	05/15/31	555	595,459
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB (INS-AGC) (a)	5.00%	07/01/33	500	514,115
New York (State of) Dormitory Authority (INSD-FIT Student Housing Corp.); Series 2007, RB (INS-NATL-RE & FGIC) (a)	5.25%	07/01/28	390	393,783
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (a)	5.00%	07/01/41	400	351,824
New York (State of) Dormitory Authority (Manhattan Marymount); Series 2009, RB	5.25%	07/01/29	500	492,685
New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, RB (INS-AGM) (a)	5.00%	02/15/27	500	517,760
New York (State of) Dormitory Authority (INSD-FIT Montefiore Hospital); Series 2004, RB (INS-FGIC) (a)	5.00%	08/01/29	1,000	1,027,170
New York (State of) Dormitory Authority (New York School District); Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	500	536,885
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC & AMBAC) (a)	5.50%	07/01/31	680	757,846
Series 2008 C, RB	5.00%	07/01/38	660	671,854
New York (State of) Dormitory Authority (North Shore Long Island Jewish); Series 2009 A, RB	5.50%	05/01/37	500	509,760
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.13%	12/01/29	500	500,470
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	500	508,360
New York (State of) Dormitory Authority (School District Revenue Bond Financing Program); Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	500	556,555
New York (State of) Dormitory Authority (School District); Series 2002 C, RB (INS-NATL-RE) (a)	5.25%	04/01/21	1,000	1,063,170
Series 2002 E, RB (INS-NATL-RE) (a)	5.50%	10/01/17	1,000	1,067,110
New York (State of) Dormitory Authority (St Francis College); Series 2010, RB	5.00%	10/01/40	350	335,843
New York (State of) Dormitory Authority (St Josephs College); Series 2010, RB	5.25%	07/01/35	500	492,510
New York (State of) Dormitory Authority (State University); Series 1993 A, RB	5.25%	05/15/15	2,000	2,256,960
Series 2010 A, RB	5.00%	07/01/35	400	408,384
New York (State of) Dormitory Authority (Suffolk County Judicial); Series 1986, RB (i)	7.38%	07/01/16	1,665	1,960,970
New York (State of) Dormitory Authority (The New School); Series 2010, RB	5.50%	07/01/40	525	535,353
New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	390	393,795
New York (State of) Dormitory Authority (Winthrop South Nassau University Health); Series 2003 B, RB	5.50%	07/01/23	750	762,135
New York (State of) Energy Research & Development Authority; Series 1991 B, RB	11.92%	07/01/26	700	702,170
New York (State of) Environmental Facilities Corp. (State Clean Water and Drinking Water); Series 2005 B, RB	5.50%	04/15/35	310	353,837
New York (State of) Environmental Facilities Corp.; Series 2010 C, RB	5.00%	10/15/39	400	414,676
Series 2009 A, RB(e)	5.13%	06/15/38	900	933,363
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York—(continued)
New York (State of) Thruway Authority; Series 2007 H, RB (INS-NATL-RE & FGIC) (a)	5.00%	01/01/29	$1,000	$1,026,040
Series 2009 B, RB	5.00%	04/01/29	500	525,170
New York (State of) Urban Development Corp. (Service Contract Ref); Series 2008 B, RB	5.25%	01/01/24	750	803,700
New York Liberty Development Corp. (2nd Priority Banking America); Series 2010, Ref. Liberty RB	6.38%	07/15/49	500	522,845
New York Mortgage Agency; Homeowner Series 2007 143, RB (AMT)	4.90%	10/01/37	965	925,995
North Syracuse Central School District (Onondaga County); Series 2007 A, Unlimited Ref. GO Bonds (INS-NATL-RE & FGIC) (a)	5.00%	06/15/23	935	1,030,473
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center); Series 1999 A, RB	5.88%	12/01/29	425	399,955
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	440	430,100
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (Acquired 1/20/10; Cost $350,875) (c)(d) (f)	6.63%	10/01/13	350	351,470
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. Continuing Care Retirement Community IDR	5.00%	11/01/28	1,000	928,360
Triborough Bridge & Tunnel Authority; Series 2008, RB	4.75%	11/15/29	200	205,366
Series 2008, RB	5.00%	11/15/37	500	508,860
Troy (City of) Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	500	504,190
Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	350	352,016
TSASC, Inc., Tobacco Settlement; Series 2006-1, RB	5.13%	06/01/42	475	369,213
United Nations Development Corp.; Series 2009 A, RB	5.00%	07/01/26	810	848,248
Westchester Tobacco Asset Securitization; Series 2005, RB	5.13%	06/01/45	1,000	754,000

				67,525,328

Puerto Rico—6.77%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB	5.00%	07/01/37	1,000	956,070
Series 2008 WW, Power RB	5.25%	07/01/33	500	498,665
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB	5.50%	07/01/15	2,000	2,174,340
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	275	284,699
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2009 A, First Sub. Sales Tax RB (d)(i)	5.00%	08/01/39	345	355,895
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	215	215,987
Series 2010 A, Sales Tax, RB (b)	0.00%	08/01/34	1,000	223,580

				4,709,236

Virgin Islands—1.97%
Virgin Islands (Territory of) Public Finance Authority (Virgin Islands Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	345	364,427
Virgin Islands (Territory of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien/Working Capital RB	5.00%	10/01/29	500	491,580
Virgin Islands (Territory of) Water & Power Authority; Series 2007 A, RB	5.00%	07/01/22	500	510,805

				1,366,812

TOTAL INVESTMENTS(j)—106.64% (Cost $72,319,107)				74,145,527

OTHER ASSETS LESS LIABILITIES—0.64%				446,368

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(7.28)%
Notes with interest rates of 0.30% at 11/30/10 and contractual maturities ranging from 05/01/28 to 06/15/38 (see Note 1D)(k)				$(5,065,000)

NET ASSETS—100.00%				$69,526,895

See accompanying notes which are an integral part of this schedule.
Invesco New York Tax-Free Income Fund

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.*
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
CIFG	— CIFG Assurance North America, Inc.
Conv.	— Convertible
FGIC	— Financial Guaranty Insurance Co.
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
RB	— Revenue Bonds
Radian	— Radian Asset Assurance
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $3,079,343, which represented 4.43% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(e)	Underlying security related to inverse floater entered into by the Fund. See Note 1D.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Security is considered a cash and cash equivalent.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
American Municipal Bond Assurance Corp.*	8%

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2010. At November 30, 2010, the Fund’s investments with a value of $7,845,071 are held by by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $5,065,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco New York Tax-Free Income Fund

D.	Inverse Floating Rate Obligations — The Fund may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Fund generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco New York Tax-Free Income Fund

E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$74,145,527	$—	$74,145,527

Invesco New York Tax-Free Income Fund

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,807,801
Aggregate unrealized (depreciation) of investment securities	(1,747,713)

Net unrealized appreciation of investment securities	$2,060,088

Cost of investments for tax purposes is $72,085,439.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco New York Tax-Free Income Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen New York Tax-Free Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco New York Tax-Free Income Fund

Invesco S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     MS-SPI-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.98%
Advertising—0.18%
Interpublic Group of Cos., Inc. (The) (b)	24,314	$258,944
Omnicom Group Inc.	14,989	681,100

		940,044

Aerospace & Defense—2.72%
Boeing Co. (The)	36,394	2,320,845
General Dynamics Corp.	18,919	1,250,357
Goodrich Corp.	6,231	534,433
Honeywell International Inc.	38,410	1,909,361
ITT Corp.	9,121	419,566
L-3 Communications Holdings, Inc.	5,693	400,389
Lockheed Martin Corp.	14,785	1,005,972
Northrop Grumman Corp.	14,634	902,625
Precision Castparts Corp.	7,072	976,431
Raytheon Co.	18,608	860,620
Rockwell Collins, Inc.	7,818	438,277
United Technologies Corp.	46,212	3,478,377

		14,497,253

Agricultural Products—0.17%
Archer-Daniels-Midland Co.	31,800	921,882

Air Freight & Logistics—1.13%
C.H. Robinson Worldwide, Inc.	8,249	608,034
Expeditors International of Washington, Inc.	10,552	558,201
FedEx Corp.	15,645	1,425,572
United Parcel Service, Inc. -Class B	49,278	3,455,866

		6,047,673

Airlines—0.09%
Southwest Airlines Co.	37,104	494,225

Aluminum—0.12%
Alcoa Inc.	50,796	666,444

Apparel Retail—0.50%
Abercrombie & Fitch Co. -Class A	4,343	218,236
Gap, Inc. (The)	21,855	466,823
Limited Brands, Inc.	13,165	443,265
Ross Stores, Inc.	5,991	388,696
TJX Cos., Inc. (The)	19,928	908,916
Urban Outfitters, Inc. (b)	6,404	242,007

		2,667,943

Apparel, Accessories & Luxury Goods—0.29%
Coach, Inc.	14,793	836,396
Polo Ralph Lauren Corp.	3,263	356,450
VF Corp.	4,337	359,451

		1,552,297

	Shares	Value

Application Software—0.62%
Adobe Systems Inc. (b)	26,125	$724,446
Autodesk, Inc. (b)	11,304	398,918
Citrix Systems, Inc. (b)	9,297	617,507
Compuware Corp. (b)	11,103	114,361
Intuit Inc. (b)	14,061	631,198
Salesforce.com, Inc. (b)	5,814	809,425

		3,295,855

Asset Management & Custody Banks—1.22%
Ameriprise Financial, Inc.	12,487	647,326
Bank of New York Mellon Corp. (The)	60,387	1,629,845
Federated Investors, Inc. -Class B	4,547	107,809
Franklin Resources, Inc.	7,277	830,233
Invesco Ltd.	23,284	506,194
Janus Capital Group Inc.	9,134	95,359
Legg Mason, Inc.	7,682	250,587
Northern Trust Corp.	12,041	605,662
State Street Corp.	24,963	1,078,402
T. Rowe Price Group Inc.	12,751	743,766

		6,495,183

Auto Parts & Equipment—0.23%
Johnson Controls, Inc.	33,490	1,220,376

Automobile Manufacturers—0.51%
Ford Motor Co. (b)	171,075	2,726,935

Automotive Retail—0.23%
AutoNation, Inc. (b)	3,089	80,716
AutoZone, Inc. (b)	1,439	373,291
CarMax, Inc. (b)	11,127	366,078
O’Reilly Automotive, Inc. (b)	6,901	415,302

		1,235,387

Biotechnology—1.38%
Amgen Inc. (b)	47,674	2,511,943
Biogen Idec Inc. (b)	12,032	769,687
Celgene Corp. (b)	23,424	1,390,917
Cephalon Inc. (b)	3,740	237,453
Genzyme Corp. (b)	12,675	902,713
Gilead Sciences, Inc. (b)	41,714	1,522,561

		7,335,274

Brewers—0.07%
Molson Coors Brewing Co. -Class B	7,860	374,529

Broadcasting—0.26%
CBS Corp. -Class B	33,859	570,186
Discovery Communications, Inc. -Class A (b)	14,157	577,322
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Broadcasting—(continued)
Scripps Networks Interactive Inc. -Class A	4,427	$225,556

		1,373,064

Building Products—0.04%
Masco Corp.	17,831	194,536

Cable & Satellite—1.06%
Comcast Corp. -Class A	139,601	2,792,020
DIRECTV -Class A (b)	43,114	1,790,524
Time Warner Cable Inc.	17,672	1,087,535

		5,670,079

Casinos & Gaming—0.11%
International Game Technology	14,827	229,522
Wynn Resorts Ltd.	3,717	375,789

		605,311

Coal & Consumable Fuels—0.28%
CONSOL Energy Inc.	11,230	471,211
Massey Energy Co.	5,078	249,381
Peabody Energy Corp.	13,388	787,348

		1,507,940

Commercial Printing—0.03%
R. R. Donnelley & Sons Co.	10,260	161,698

Communications Equipment—2.15%
Cisco Systems, Inc. (b)	284,077	5,442,915
Harris Corp.	6,418	283,932
JDS Uniphase Corp. (b)	11,021	130,819
Juniper Networks, Inc. (b)	25,861	879,791
Motorola, Inc. (b)	116,089	889,242
QUALCOMM, Inc.	79,843	3,731,862
Tellabs, Inc.	18,970	119,701

		11,478,262

Computer & Electronics Retail—0.19%
Best Buy Co., Inc.	17,212	735,297
GameStop Corp. -Class A (b)	7,478	148,962
RadioShack Corp.	6,236	115,054

		999,313

Computer Hardware—3.75%
Apple Inc. (b)	45,440	14,138,656
Dell Inc. (b)	84,155	1,112,529
Hewlett-Packard Co.	112,799	4,729,662

		19,980,847

Computer Storage & Peripherals—0.79%
EMC Corp. (b)	102,143	2,195,053
Lexmark International, Inc. -Class A (b)	3,932	142,496
NetApp, Inc. (b)	17,761	904,568
QLogic Corp. (b)	5,433	97,196
SanDisk Corp. (b)	11,592	517,003

	Shares	Value

Computer Storage & Peripherals—(continued)
Western Digital Corp. (b)	11,405	$382,068

		4,238,384

Construction & Engineering—0.18%
Fluor Corp.	8,891	514,167
Jacobs Engineering Group Inc. (b)	6,253	240,740
Quanta Services, Inc. (b)	10,493	184,782

		939,689

Construction Materials—0.05%
Vulcan Materials Co.	6,379	255,925

Construction, Farm Machinery & Heavy Trucks—1.16%
Caterpillar Inc.	31,359	2,652,971
Cummins Inc.	9,887	960,226
Deere & Co.	21,082	1,574,825
PACCAR Inc.	18,131	976,536

		6,164,558

Consumer Electronics—0.03%
Harman International Industries, Inc. (b)	3,458	150,734

Consumer Finance—0.73%
American Express Co.	52,068	2,250,379
Capital One Financial Corp.	22,719	845,828
Discover Financial Services	27,060	494,657
SLM Corp. (b)	24,159	279,037

		3,869,901

Data Processing & Outsourced Services—1.19%
Automatic Data Processing, Inc.	24,473	1,090,762
Computer Sciences Corp.	7,678	342,669
Fidelity National Information Services, Inc.	13,114	352,767
Fiserv, Inc. (b)	7,465	412,814
MasterCard, Inc. -Class A	4,816	1,141,536
Paychex, Inc.	16,001	456,669
Total System Services, Inc.	8,247	124,447
Visa Inc. -Class A	24,719	1,825,498
Western Union Co. (The)	32,834	579,192

		6,326,354

Department Stores—0.43%
J.C. Penney Co., Inc.	11,759	391,222
Kohl’s Corp. (b)	15,319	864,298
Macy’s, Inc.	21,023	539,871
Nordstrom, Inc.	8,393	359,220
Sears Holdings Corp. (b)	2,243	146,916

		2,301,527

Distillers & Vintners—0.10%
Brown-Forman Corp. -Class B	5,159	337,502
Constellation Brands, Inc. -Class A (b)	8,812	181,615

		519,117

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Distributors—0.07%
Genuine Parts Co.	7,839	$377,369

Diversified Banks—1.81%
Comerica Inc.	8,769	319,981
U.S. Bancorp	95,360	2,267,661
Wells Fargo & Co.	260,315	7,083,171

		9,670,813

Diversified Chemicals—0.96%
Dow Chemical Co. (The)	57,691	1,798,805
E. I. du Pont de Nemours and Co.	45,090	2,118,779
Eastman Chemical Co.	3,611	280,972
FMC Corp.	3,627	282,253
PPG Industries, Inc.	8,214	640,364

		5,121,173

Diversified Metals & Mining—0.46%
Freeport-McMoRan Copper & Gold Inc.	23,399	2,370,787
Titanium Metals Corp. (b)	4,465	77,110

		2,447,897

Diversified REIT’s—0.12%
Vornado Realty Trust	8,069	658,269

Diversified Support Services—0.07%
Cintas Corp.	6,614	176,891
Iron Mountain Inc.	10,022	222,589

		399,480

Drug Retail—0.71%
CVS Caremark Corp.	67,558	2,094,298
Walgreen Co.	48,406	1,686,949

		3,781,247

Education Services—0.07%
Apollo Group, Inc. -Class A (b)	6,310	214,540
DeVry, Inc.	3,162	135,776

		350,316

Electric Utilities—1.84%
Allegheny Energy, Inc.	8,436	192,510
American Electric Power Co., Inc.	23,846	848,918
Duke Energy Corp.	65,593	1,151,157
Edison International	16,205	598,613
Entergy Corp.	9,291	661,891
Exelon Corp.	32,877	1,294,367
FirstEnergy Corp.	15,162	532,338
NextEra Energy, Inc.	20,683	1,046,973
Northeast Utilities	8,761	272,467
Pepco Holdings, Inc.	11,135	204,327
Pinnacle West Capital Corp.	5,403	218,389
PPL Corp.	24,010	610,094
Progress Energy, Inc.	14,553	635,821
Southern Co.	41,319	1,558,553

		9,826,418

	Shares	Value

Electrical Components & Equipment—0.54%
Emerson Electric Co.	37,425	$2,060,995
Rockwell Automation, Inc.	7,055	466,477
Roper Industries, Inc.	4,642	336,127

		2,863,599

Electronic Components—0.34%
Amphenol Corp. -Class A	8,640	432,259
Corning Inc.	77,676	1,371,758

		1,804,017

Electronic Equipment & Instruments—0.15%
Agilent Technologies, Inc. (b)	17,228	603,325
FLIR Systems, Inc. (b)	7,864	210,794

		814,119

Electronic Manufacturing Services—0.05%
Jabil Circuit, Inc.	9,734	147,081
Molex Inc.	6,846	142,397

		289,478

Environmental & Facilities Services—0.29%
Republic Services, Inc.	15,240	428,853
Stericycle, Inc. (b)	4,242	313,484
Waste Management, Inc.	23,747	813,335

		1,555,672

Fertilizers & Agricultural Chemicals—0.38%
CF Industries Holdings, Inc.	3,535	426,922
Monsanto Co.	26,882	1,610,769

		2,037,691

Food Distributors—0.16%
Sysco Corp.	29,266	849,299

Food Retail—0.30%
Kroger Co. (The)	31,936	752,093
Safeway Inc.	18,980	436,350
SUPERVALU Inc.	10,551	95,381
Whole Foods Market, Inc. (b)	7,267	343,148

		1,626,972

Footwear—0.31%
NIKE, Inc. -Class B	19,220	1,655,419

Gas Utilities—0.07%
Nicor Inc.	2,282	98,697
ONEOK, Inc.	5,292	270,474

		369,171

General Merchandise Stores—0.47%
Big Lots, Inc. (b)	3,728	114,263
Family Dollar Stores, Inc.	6,597	331,170
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

General Merchandise Stores—(continued)
Target Corp.	35,884	$2,043,235

		2,488,668

Gold—0.27%
Newmont Mining Corp.	24,491	1,440,806

Health Care Distributors—0.38%
AmerisourceBergen Corp.	13,869	427,859
Cardinal Health, Inc.	17,466	621,440
McKesson Corp.	13,004	830,956
Patterson Cos. Inc.	4,800	142,704

		2,022,959

Health Care Equipment—1.61%
Baxter International Inc.	29,066	1,411,154
Becton, Dickinson and Co.	11,546	899,780
Boston Scientific Corp. (b)	75,452	484,402
C.R. Bard, Inc.	4,706	399,304
CareFusion Corp. (b)	11,059	252,919
Hospira, Inc. (b)	8,321	468,139
Intuitive Surgical, Inc. (b)	1,957	509,388
Medtronic, Inc.	53,714	1,801,030
St. Jude Medical, Inc. (b)	16,285	630,067
Stryker Corp.	16,979	850,478
Varian Medical Systems, Inc. (b)	6,049	398,206
Zimmer Holdings, Inc. (b)	9,995	492,354

		8,597,221

Health Care Facilities—0.02%
Tenet Healthcare Corp. (b)	24,135	98,471

Health Care Services—0.73%
DaVita, Inc. (b)	5,070	368,589
Express Scripts, Inc. (b)	26,979	1,405,336
Laboratory Corp. of America Holdings (b)	5,075	416,302
Medco Health Solutions, Inc. (b)	21,569	1,322,611
Quest Diagnostics Inc.	7,315	360,776

		3,873,614

Health Care Supplies—0.04%
DENTSPLY International Inc.	7,103	219,625

Health Care Technology—0.06%
Cerner Corp. (b)	3,494	306,983

Home Entertainment Software—0.05%
Electronic Arts Inc. (b)	16,428	244,941

Home Furnishings—0.03%
Leggett & Platt, Inc.	7,273	150,551

Home Improvement Retail—0.77%
Home Depot, Inc. (The)	82,832	2,502,355
Lowe’s Cos., Inc.	69,799	1,584,437

		4,086,792

	Shares	Value

Homebuilding—0.07%
D.R. Horton, Inc.	13,933	$139,887
Lennar Corp. -Class A	7,910	120,153
PulteGroup Inc. (b)	16,751	104,861

		364,901

Homefurnishing Retail—0.11%
Bed Bath & Beyond Inc. (b)	13,125	574,087

Hotels, Resorts & Cruise Lines—0.42%
Carnival Corp.(c)	21,620	893,122
Marriott International Inc. -Class A	14,256	558,978
Starwood Hotels & Resorts Worldwide, Inc.	9,456	537,479
Wyndham Worldwide Corp.	8,884	255,415

		2,244,994

Household Appliances—0.14%
Stanley Black & Decker Inc.	8,239	490,468
Whirlpool Corp.	3,754	274,042

		764,510

Household Products—2.28%
Clorox Co. (The)	6,903	426,674
Colgate-Palmolive Co.	24,174	1,850,520
Kimberly-Clark Corp.	20,358	1,259,957
Procter & Gamble Co. (The)	141,187	8,622,290

		12,159,441

Housewares & Specialties—0.13%
Fortune Brands, Inc.	7,577	447,725
Newell Rubbermaid Inc.	15,719	263,608

		711,333

Human Resource & Employment Services—0.07%
Monster Worldwide, Inc. (b)	6,456	145,776
Robert Half International, Inc.	7,340	203,465

		349,241

Hypermarkets & Super Centers—1.29%
Costco Wholesale Corp.	21,842	1,476,737
Wal-Mart Stores, Inc.	99,486	5,381,198

		6,857,935

Independent Power Producers & Energy Traders—0.17%
AES Corp. (The) (b)	33,175	358,622
Constellation Energy Group Inc.	10,044	284,848
NRG Energy, Inc. (b)	12,593	244,052

		887,522

Industrial Conglomerates—2.37%
3M Co.	35,471	2,978,855
General Electric Co. (d)	531,792	8,418,267
Textron Inc.	13,639	304,968
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Industrial Conglomerates—(continued)
Tyco International Ltd.	24,755	$937,967

		12,640,057

Industrial Gases—0.48%
Air Products & Chemicals, Inc.	10,570	911,346
Airgas, Inc.	3,673	224,420
Praxair, Inc.	15,223	1,401,277

		2,537,043

Industrial Machinery—1.06%
Danaher Corp.	26,618	1,151,229
Dover Corp.	9,283	508,801
Eaton Corp.	8,345	804,458
Flowserve Corp.	2,751	290,120
Illinois Tool Works Inc.	25,045	1,192,893
Ingersoll-Rand PLC (Ireland)	16,008	656,328
Pall Corp.	5,802	262,657
Parker Hannifin Corp.	8,016	643,124
Snap-on Inc.	2,843	150,480

		5,660,090

Industrial REIT’s—0.07%
ProLogis	27,694	360,299

Insurance Brokers—0.25%
Aon Corp.	16,325	654,959
Marsh & McLennan Cos., Inc.	26,982	676,709

		1,331,668

Integrated Oil & Gas—6.86%
Chevron Corp.	100,008	8,097,648
ConocoPhillips	73,783	4,439,523
Exxon Mobil Corp.	253,271	17,617,531
Hess Corp.	14,538	1,018,387
Marathon Oil Corp.	35,298	1,181,424
Murphy Oil Corp.	9,539	644,073
Occidental Petroleum Corp.	40,401	3,562,156

		36,560,742

Integrated Telecommunication Services—2.75%
AT&T Inc.	293,919	8,168,009
CenturyLink Inc.	14,993	644,549
Frontier Communications Corp.	49,344	449,031
Qwest Communications International Inc.	86,512	605,584
Verizon Communications Inc.	140,604	4,500,734
Windstream Corp.	24,032	313,377

		14,681,284

Internet Retail—0.81%
Amazon.com, Inc. (b)	17,597	3,086,514
Expedia, Inc.	10,329	271,963
Priceline.com Inc. (b)	2,406	948,084

		4,306,561

Internet Software & Services—1.94%
Akamai Technologies, Inc. (b)	9,032	471,380

	Shares	Value

Internet Software & Services—(continued)
eBay Inc. (b)	57,435	$1,673,082
Google Inc. -Class A (b)	12,365	6,871,354
VeriSign, Inc. (b)	8,660	297,125
Yahoo! Inc. (b)	67,064	1,057,599

		10,370,540

Investment Banking & Brokerage—1.26%
Charles Schwab Corp. (The)	49,288	740,799
E*TRADE Financial Corp. (b)	9,880	145,730
Goldman Sachs Group, Inc. (The)	25,647	4,004,522
Morgan Stanley	75,255	1,840,737

		6,731,788

IT Consulting & Other Services—1.95%
Cognizant Technology Solutions Corp. -Class A (b)	14,966	972,491
International Business Machines Corp.	62,737	8,874,776
SAIC, Inc. (b)	14,605	223,748
Teradata Corp. (b)	8,320	341,869

		10,412,884

Leisure Products—0.15%
Hasbro, Inc.	6,954	331,428
Mattel, Inc.	17,892	462,329

		793,757

Life & Health Insurance—1.03%
Aflac, Inc.	23,418	1,206,027
Lincoln National Corp.	15,754	376,205
MetLife, Inc.	45,098	1,720,489
Principal Financial Group, Inc.	15,932	433,988
Prudential Financial, Inc.	23,228	1,177,195
Torchmark Corp.	4,019	230,972
Unum Group	16,254	349,298

		5,494,174

Life Sciences Tools & Services—0.37%
Life Technologies Corp. (b)	9,117	454,072
PerkinElmer, Inc.	5,864	136,631
Thermo Fisher Scientific, Inc. (b)	20,265	1,030,678
Waters Corp. (b)	4,577	351,834

		1,973,215

Managed Health Care—0.92%
Aetna Inc.	20,761	614,941
CIGNA Corp.	13,538	498,334
Coventry Health Care, Inc. (b)	7,380	186,861
Humana Inc. (b)	8,417	471,689
UnitedHealth Group Inc.	55,921	2,042,235
WellPoint Inc. (b)	19,882	1,108,222

		4,922,282

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Metal & Glass Containers—0.10%
Ball Corp.	4,554	$300,017
Owens-Illinois, Inc. (b)	8,134	218,642

		518,659

Motorcycle Manufacturers—0.07%
Harley-Davidson, Inc.	11,712	366,351

Movies & Entertainment—1.46%
News Corp. -Class A	113,430	1,547,185
Time Warner Inc.	55,933	1,649,464
Viacom Inc. -Class B	30,249	1,144,320
Walt Disney Co. (The)	95,134	3,473,342

		7,814,311

Multi-Line Insurance—0.34%
American International Group, Inc. (b)	6,708	276,973
Assurant, Inc.	5,298	186,861
Genworth Financial Inc. -Class A (b)	24,340	283,804
Hartford Financial Services Group, Inc. (The)	22,100	491,946
Loews Corp.	15,810	591,452

		1,831,036

Multi-Sector Holdings—0.05%
Leucadia National Corp. (b)	9,802	254,460

Multi-Utilities—1.34%
Ameren Corp.	11,898	341,711
CenterPoint Energy, Inc.	20,975	327,839
CMS Energy Corp.	11,448	205,721
Consolidated Edison, Inc.	14,058	679,985
Dominion Resources, Inc.	29,303	1,216,954
DTE Energy Co.	8,395	373,997
Integrys Energy Group, Inc.	3,841	187,057
NiSource Inc.	13,826	231,309
PG&E Corp.	19,435	912,084
Public Service Enterprise Group Inc.	25,167	775,899
SCANA Corp.	5,570	226,253
Sempra Energy	12,328	617,509
TECO Energy, Inc.	10,673	178,773
Wisconsin Energy Corp.	5,814	350,119
Xcel Energy, Inc.	22,862	537,257

		7,162,467

Office Electronics—0.15%
Xerox Corp.	68,793	788,368

Office REIT’s—0.11%
Boston Properties, Inc.	6,930	580,734

Office Services & Supplies—0.08%
Avery Dennison Corp.	5,466	205,194
Pitney Bowes Inc.	10,280	225,543

		430,737

Oil & Gas Drilling—0.18%
Diamond Offshore Drilling, Inc.	3,457	223,875
Helmerich & Payne, Inc.	5,262	238,685

	Shares	Value

Oil & Gas Drilling—(continued)
Nabors Industries Ltd.(b)	14,189	$313,435
Rowan Cos., Inc. (b)	5,701	171,885

		947,880

Oil & Gas Equipment & Services—1.96%
Baker Hughes Inc.	21,442	1,118,415
Cameron International Corp. (b)	12,047	579,581
FMC Technologies, Inc. (b)	5,968	502,744
Halliburton Co.	45,306	1,714,379
National Oilwell Varco Inc.	20,844	1,277,529
Schlumberger Ltd.	67,963	5,256,258

		10,448,906

Oil & Gas Exploration & Production—1.92%
Anadarko Petroleum Corp.	24,618	1,579,491
Apache Corp.	18,993	2,044,406
Cabot Oil & Gas Corp.	5,170	180,795
Chesapeake Energy Corp.	32,546	687,372
Denbury Resources Inc. (b)	19,859	361,037
Devon Energy Corp.	21,636	1,526,852
EOG Resources, Inc.	12,607	1,121,393
EQT Corp.	7,417	300,166
Noble Energy, Inc.	8,694	706,387
Pioneer Natural Resources Co.	5,769	462,155
QEP Resources Inc.	8,710	305,982
Range Resources Corp.	7,959	334,198
Southwestern Energy Co. (b)	17,214	623,147

		10,233,381

Oil & Gas Refining & Marketing—0.17%
Sunoco, Inc.	5,996	240,679
Tesoro Corp. (b)	7,097	115,823
Valero Energy Corp.	28,166	548,674

		905,176

Oil & Gas Storage & Transportation—0.36%
El Paso Corp.	35,017	472,379
Spectra Energy Corp.	32,232	766,155
Williams Cos., Inc. (The)	29,081	663,338

		1,901,872

Other Diversified Financial Services—3.41%
Bank of America Corp.	499,093	5,465,068
Citigroup Inc. (b)	1,268,232	5,326,575
JPMorgan Chase & Co.	197,231	7,372,495

		18,164,138

Packaged Foods & Meats—1.60%
Campbell Soup Co.	9,625	326,287
ConAgra Foods, Inc.	21,868	469,725
Dean Foods Co. (b)	9,057	65,844
General Mills, Inc.	31,943	1,128,546
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Packaged Foods & Meats—(continued)
Heinz (H.J.) Co.	15,833	$764,259
Hershey Co. (The)	7,681	359,471
Hormel Foods Corp.	3,444	169,031
JM Smucker Co. (The)	5,943	375,895
Kellogg Co.	12,965	638,267
Kraft Foods Inc. -Class A	86,751	2,624,218
McCormick & Co., Inc.	6,627	291,654
Mead Johnson Nutrition Co.	10,173	606,006
Sara Lee Corp.	32,938	494,070
Tyson Foods, Inc. -Class A	14,831	234,775

		8,548,048

Paper Packaging—0.07%
Bemis Co., Inc.	5,427	170,516
Sealed Air Corp.	7,938	184,559

		355,075

Paper Products—0.14%
International Paper Co.	21,737	542,773
MeadWestvaco Corp.	8,495	211,016

		753,789

Personal Products—0.19%
Avon Products, Inc.	21,335	609,327
Estee Lauder Cos. Inc. (The) -Class A	5,678	425,396

		1,034,723

Pharmaceuticals—5.62%
Abbott Laboratories	76,801	3,572,015
Allergan, Inc.	15,295	1,013,600
Bristol-Myers Squibb Co.	85,297	2,152,896
Eli Lilly and Co.	50,475	1,698,988
Forest Laboratories, Inc. (b)	14,203	452,934
Johnson & Johnson	137,008	8,432,842
King Pharmaceuticals, Inc. (b)	12,418	175,715
Merck & Co., Inc.	153,081	5,276,702
Mylan Inc. (b)	21,634	423,269
Pfizer Inc.	399,832	6,513,263
Watson Pharmaceuticals, Inc. (b)	5,340	260,272

		29,972,496

Photographic Products—0.01%
Eastman Kodak Co. (b)	13,362	62,935

Property & Casualty Insurance—2.26%
ACE Ltd. (Switzerland)	16,855	986,355
Allstate Corp. (The)	26,763	779,071
Berkshire Hathaway Inc. -Class B (b)	86,045	6,856,066
Chubb Corp. (The)	15,645	891,921
Cincinnati Financial Corp.	8,090	243,873
Progressive Corp. (The)	33,207	675,430
Travelers Cos., Inc. (The)	23,376	1,262,070
XL Group PLC (Ireland)(b)	17,011	334,436

		12,029,222

	Shares	Value

Publishing—0.17%
Gannett Co., Inc.	11,865	$155,550
McGraw-Hill Cos., Inc. (The)	15,374	530,249
Meredith Corp.	1,835	61,693
New York Times Co. (The) -Class A (b)	5,877	52,834
Washington Post Co. (The) -Class B	275	103,681

		904,007

Railroads—0.84%
CSX Corp.	18,883	1,148,275
Norfolk Southern Corp.	18,334	1,103,157
Union Pacific Corp.	24,749	2,230,132

		4,481,564

Real Estate Services—0.05%
CB Richard Ellis Group, Inc. -Class A (b)	14,404	276,413

Regional Banks—0.94%
BB&T Corp.	34,467	799,634
Fifth Third Bancorp	39,609	473,328
First Horizon National Corp. (b)	11,569	110,715
Huntington Bancshares Inc.	35,656	208,053
KeyCorp	43,785	329,701
M&T Bank Corp.	5,897	453,833
Marshall & Ilsley Corp.	26,244	125,709
PNC Financial Services Group, Inc.	26,133	1,407,262
Regions Financial Corp.	62,471	336,094
SunTrust Banks, Inc.	24,867	580,893
Zions Bancorp.	8,621	167,679

		4,992,901

Research & Consulting Services—0.07%
Dun & Bradstreet Corp. (The)	2,452	184,734
Equifax Inc.	6,218	215,205

		399,939

Residential REIT’s—0.25%
Apartment Investment & Management Co. -Class A	5,821	140,402
AvalonBay Communities, Inc.	4,215	465,041
Equity Residential	14,099	704,668

		1,310,111

Restaurants—1.27%
Darden Restaurants, Inc.	6,886	337,070
McDonald’s Corp.	52,940	4,145,202
Starbucks Corp.	36,813	1,126,478
Yum! Brands, Inc.	23,228	1,163,258

		6,772,008

Retail REIT’s—0.33%
Kimco Realty Corp.	20,185	336,282
Simon Property Group, Inc.	14,564	1,434,554

		1,770,836

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Semiconductor Equipment—0.28%
Applied Materials, Inc.	66,456	$826,048
KLA-Tencor Corp.	8,347	306,084
MEMC Electronic Materials, Inc. (b)	11,310	130,857
Novellus Systems, Inc. (b)	4,557	137,394
Teradyne, Inc. (b)	9,019	106,965

		1,507,348

Semiconductors—2.32%
Advanced Micro Devices, Inc. (b)	28,184	205,461
Altera Corp.	15,281	536,210
Analog Devices, Inc.	14,827	527,248
Broadcom Corp. -Class A	22,288	991,593
First Solar, Inc. (b)	2,680	329,238
Intel Corp.	276,958	5,849,353
Linear Technology Corp.	11,163	363,914
LSI Corp. (b)	31,925	183,250
Microchip Technology Inc.	9,247	310,792
Micron Technology, Inc. (b)	42,527	308,746
National Semiconductor Corp.	11,914	159,052
NVIDIA Corp. (b)	28,550	388,280
Texas Instruments Inc.	59,449	1,890,478
Xilinx, Inc.	12,874	349,143

		12,392,758

Soft Drinks—2.48%
Coca-Cola Co. (The)	114,874	7,256,591
Coca-Cola Enterprises Inc.	16,499	398,451
Dr Pepper Snapple Group, Inc.	11,880	435,164
PepsiCo, Inc.	79,134	5,114,430

		13,204,636

Specialized Consumer Services—0.04%
H&R Block, Inc.	15,345	193,194

Specialized Finance—0.40%
CME Group Inc.	3,343	962,985
IntercontinentalExchange Inc. (b)	3,709	418,004
Moody’s Corp.	10,138	272,003
NASDAQ OMX Group, Inc. (The) (b)	7,155	153,546
NYSE Euronext	12,961	354,094

		2,160,632

Specialized REIT’s—0.59%
HCP, Inc.	15,422	507,847
Health Care REIT, Inc.	6,596	305,263
Host Hotels & Resorts Inc.	32,746	539,654
Plum Creek Timber Co., Inc.	8,037	289,654
Public Storage	6,937	670,114
Ventas, Inc.	7,812	400,521
Weyerhaeuser Co.	26,641	444,638

		3,157,691

Specialty Chemicals—0.28%
Ecolab Inc.	11,603	554,739
International Flavors & Fragrances Inc.	3,971	208,557
Sherwin-Williams Co. (The)	4,475	331,911

	Shares	Value

Specialty Chemicals—(continued)
Sigma-Aldrich Corp.	6,034	$381,470

		1,476,677

Specialty Stores—0.23%
Office Depot, Inc. (b)	13,726	59,708
Staples, Inc.	36,316	799,315
Tiffany & Co.	6,280	389,988

		1,249,011

Steel—0.32%
AK Steel Holding Corp.	5,470	72,642
Allegheny Technologies, Inc.	4,886	252,606
Cliffs Natural Resources Inc.	6,726	459,655
Nucor Corp.	15,696	592,367
United States Steel Corp.	7,133	346,735

		1,724,005

Systems Software—3.21%
BMC Software, Inc. (b)	8,884	394,450
CA, Inc.	19,248	440,587
McAfee Inc. (b)	7,563	354,326
Microsoft Corp.	378,784	9,549,145
Novell, Inc. (b)	17,473	104,139
Oracle Corp.	192,507	5,205,389
Red Hat, Inc. (b)	9,397	408,769
Symantec Corp. (b)	39,262	659,602

		17,116,407

Thrifts & Mortgage Finance—0.10%
Hudson City Bancorp, Inc.	26,194	297,302
People’s United Financial Inc.	18,447	228,558

		525,860

Tires & Rubber—0.02%
Goodyear Tire & Rubber Co. (The) (b)	12,083	115,513

Tobacco—1.65%
Altria Group, Inc.	103,657	2,487,768
Lorillard, Inc.	7,546	600,511
Philip Morris International Inc.	91,168	5,186,547
Reynolds American Inc.	16,818	520,349

		8,795,175

Trading Companies & Distributors—0.14%
Fastenal Co.	7,332	392,409
W.W. Grainger, Inc.	2,920	364,795

		757,204

Trucking—0.02%
Ryder System, Inc.	2,589	111,612

Wireless Telecommunication Services—0.32%
American Tower Corp. -Class A (b)	19,952	1,008,973
MetroPCS Communications, Inc. (b)	13,026	158,266

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Wireless Telecommunication Services—(continued)
Sprint Nextel Corp. (b)	148,453	$561,152

		1,728,391

Total Common Stocks & Other Equity Interests (Cost $465,238,532)		533,156,594

Money Market Funds—0.21%
Liquid Assets Portfolio — Institutional Class (e)	557,949	557,949
Premier Portfolio — Institutional Class (e)	557,949	557,949

Total Money Market Funds (Cost $1,115,898)		1,115,898

TOTAL INVESTMENTS—100.19% (Cost $466,354,430)		534,272,492

OTHER ASSETS LESS LIABILITIES—(0.19)%		(1,012,392)

NET ASSETS—100.00%		$533,260,100

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit represents one common share with paired trust share.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco S&P 500 Index Fund

A.	Security Valuations-(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco S&P 500 Index Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$534,272,492	$—	$—	$534,272,492
Futures*	(27,831)	—	—	(27,831)
Total Investments	$534,244,661	$—	$—	$534,244,661

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
Chicago Mercantile Exchange E-Mini S&P 500 Index	44	December-2010/Long	$2,595,120	$(27,831)
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during three months ended November 30, 2010 was $5,535,602 and $19,312,994, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$115,780,047
Aggregate unrealized (depreciation) of investment securities	(76,597,962)
Net unrealized appreciation of investment securities	$39,182,085
Cost of investments for tax purposes is $495,090,407.
Invesco S&P 500 Index Fund

Invesco Select Real Estate Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us      SREI-QTR-1 11/10      Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2010
(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests—52.42%
Apartments—6.73%
BRE Properties, Inc.	8,300	$357,481
Camden Property Trust	91,650	4,680,565
Essex Property Trust, Inc.	91,900	10,186,196
Mid-America Apartment Communities, Inc.	15,900	975,783

		16,200,025

Diversified—4.04%
Cohen & Steers Quality Income Realty Fund, Inc.	201,773	1,743,319
Colonial Properties Trust	92,634	1,667,412
Neuberger Berman Real Estate Securities Income Fund Inc.	16,275	63,147
Vornado Realty Trust	7,588	619,029
Washington Real Estate Investment Trust	183,291	5,623,368

		9,716,275

Freestanding—4.25%
Getty Realty Corp.	80,900	2,411,629
National Retail Properties Inc.	263,400	6,851,034
Realty Income Corp.	28,200	960,210

		10,222,873

Healthcare—10.56%
Health Care REIT, Inc.	176,573	8,171,798
LTC Properties, Inc.	46,750	1,261,783
Medical Properties Trust Inc.	119,800	1,255,504
Nationwide Health Properties, Inc.	68,900	2,483,845
OMEGA Healthcare Investors, Inc.	170,100	3,590,811
Senior Housing Properties Trust	388,250	8,669,622

		25,433,363

Industrial—2.88%
EastGroup Properties, Inc.	22,800	909,036
ProLogis	463,800	6,034,038

		6,943,074

Industrial/Office: Mixed—4.08%
Liberty Property Trust	313,400	9,821,956

Lodging-Resorts—2.09%
Hospitality Properties Trust	227,700	5,036,724

Office—4.91%
Corporate Office Properties Trust	38,250	1,297,058
Highwoods Properties, Inc.	13,600	414,936
Mack-Cali Realty Corp.	208,700	6,626,225
Piedmont Office Realty Trust Inc. — Class A	175,300	3,486,717

		11,824,936

	Shares	Value
Regional Malls—8.32%
CBL & Associates Properties, Inc.	208,600	$3,441,900
Simon Property Group, Inc.	168,368	16,584,248

		20,026,148

Shopping Centers—1.53%
Inland Real Estate Corp.	285,050	2,422,925
Ramco-Gershenson Properties Trust	109,400	1,258,100

		3,681,025

Specialty Properties—3.03%
Digital Realty Trust, Inc.	55,900	2,935,868
Entertainment Properties Trust	44,100	2,041,830
Government Properties Income Trust	90,150	2,312,348

		7,290,046

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $102,116,508)		126,196,445

Preferred Stocks—26.04%
Apartments—0.26%
BRE Properties, Inc., Series D, 6.75% Pfd.	25,300	620,862

Diversified—3.84%
Vornado Realty Trust, Series E, 7.00% Pfd.	145,963	3,619,882
Series H, 6.75% Pfd.	91,800	2,249,100
Series I, 6.63% Pfd.	140,900	3,385,827

		9,254,809

Freestanding—0.94%
National Retail Properties Inc., Series C, 7.38% Pfd.	90,450	2,256,728

Healthcare—1.51%
Health Care REIT, Inc., Series F, 7.63% Pfd.	36,500	932,575
Omega Healthcare Investors, Inc., Series D, 8.38% Pfd.	107,100	2,704,275

		3,636,850

Industrial—0.85%
DuPont Fabros Technology Inc., Series A, 7.88% Pfd.	80,000	1,994,400
See accompanying notes which are an integral part of this schedule.
Invesco Select Real Estate Income Fund

	Shares	Value
Industrial—(continued)
ProLogis, Series C, 8.54% Pfd.	950	$51,745
		2,046,145
Industrial/Office: Mixed—3.54%
Duke Realty Corp., Series J, 6.63% Pfd.	4,954	113,595
Series K, 6.50% Pfd.	484	11,045
Series L, 6.60% Pfd.	59,500	1,363,740
Series M, 6.95% Pfd.	25,100	616,707
Series N, 7.25% Pfd.	15,590	388,035
PS Business Parks, Inc., Series M, 7.20% Pfd.	123,100	3,071,345
Series O, 7.38% Pfd.	117,985	2,969,683

		8,534,150

Lodging-Resorts—1.94%
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd. (b)	195,800	129,718
Hersha Hospitality Trust, Series A, 8.00% Pfd.	7,520	187,323
Hospitality Properties Trust, Series C, 7.00% Pfd.	28,800	686,016
LaSalle Hotel Properties, Series D, 7.50% Pfd.	62,833	1,518,674
Series G, 7.25% Pfd.	88,950	2,143,917

		4,665,648

Office—6.75%
Alexandria Real Estate Equities Inc., Series D, 7.00% Conv. Pfd.	24,100	548,275
BioMed Realty Trust, Inc., Series A, 7.38% Pfd.	79,600	1,992,388
Brandywine Realty Trust, Series D, 7.38% Pfd.	10,355	256,286
Corporate Office Properties Trust, Series J, 7.63% Pfd.	83,470	2,085,081
Kilroy Realty Corp., Series E, 7.80% Pfd.	58,195	1,451,965
Series F, 7.50% Pfd.	188,500	4,674,800

	Shares	Value
Office—(continued)
SL Green Realty Corp., Series C, 7.63% Pfd.	151,100	$3,777,500
Series D, 7.88% Pfd.	57,400	1,463,126

		16,249,421

Regional Malls—2.31%
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	185,200	4,391,092
Taubman Centers, Inc., Series G, 8.00% Pfd.	45,900	1,164,024

		5,555,116

Self Storage Facilities—2.96%
Public Storage, Series H, 6.95% Pfd.	34,500	869,745
Series I, 7.25% Pfd.	98,600	2,525,146
Series L, 6.75% Pfd.	62,400	1,569,360
Series M, 6.63% Pfd.	87,300	2,175,516

		7,139,767

Shopping Centers—0.24%
Developers Diversified Realty Corp., Series H, 7.38% Pfd.	9,200	218,960
Series I, 7.50% Pfd.	14,800	358,160

		577,120

Specialty Properties—0.90%
Digital Realty Trust, Inc., Series B, 7.88% Pfd.	85,211	2,155,838

Total Preferred Stocks (Cost $61,900,768)		62,692,454

	Principal
	Amount

Asset-Backed Securities—14.29%
Banc of America Large Loan Inc., Series 2005-MIB1, Class C, Floating Rate Pass Through Ctfs., 0.56%, 03/15/22 (c)(d)	$1,000,000	896,293
Series 2006-BIX1, Class B, Floating Rate Pass Through Ctfs., 0.39%, 10/15/19 (c)(d)	1,465,000	1,359,096
Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.49%, 10/15/19 (c)(d)	1,900,000	1,647,787
Series 2010-HLTN, Class HLTN, Floating Rate Pass Through Ctfs., 2.00%, 11/15/15 (c)(d)	3,000,000	2,682,655
See accompanying notes which are an integral part of this schedule.
Invesco Select Real Estate Income Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41 (d)	$2,000,000	$1,869,892
Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	1,000,000	957,318
Series 2005-T18, Class A2, Variable Rate Pass Through Ctfs., 4.56%, 02/13/42 (d)	79,922	80,920
Series 2005-T18, Class AJ, Variable Rate Pass Through Ctfs., 5.01%, 02/13/42 (d)	350,000	337,830
Citigroup Commercial Mortgage Trust, Series 2005-EMG, Class D, Variable Rate Pass Through Ctfs., 5.03%, 09/20/51 (c)(d)	500,000	478,055
Series 2006-C5, Class AMP3, Pass Through Ctfs., 5.50%, 10/15/49 (c)	3,692,494	3,341,552
Commercial Mortgage Pass Through Ctfs., Series 2006-FL12, Class AH1, Floating Rate Pass Through Ctfs., 1.00%, 12/15/20 (c)(d)	650,000	582,836
Series 2006-FL12, Class AH3, Floating Rate Pass Through Ctfs., 1.20%, 12/15/20 (c)(d)	750,000	648,373
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38 (c)(d)	25,000	22,174
Series 2004-TF2A, Class J, Floating Rate Pass Through Ctfs., 1.20%, 11/15/19 (c)(d)	1,500,000	1,410,752
Credit Suisse Mortgage Capital Ctfs., Series 2006-TF2A, Class A2, Floating Rate Pass Through Ctfs., 0.42%, 10/15/21 (c)(d)	1,900,000	1,693,133
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.46%, 06/10/31 (c)(d)	340,000	372,861
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, Variable Rate Pass Through Ctfs., 4.86%, 08/10/42 (d)	400,000	398,043
GS Mortgage Securities Corp. II, Series 2001-LIBA, Class C, Pass Through Ctfs., 6.73%, 02/14/16 (c)	627,000	627,909
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class B, Pass Through Ctfs., 5.08%, 01/15/36	96,000	101,136
Series 2005-C1, Class A2, Pass Through Ctfs., 4.31%, 02/15/30	80,324	80,505
Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	4,250,000	4,022,681

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 6.10%, 06/15/38 (d)	$3,760,000	$3,530,943
Merrill Lynch Floating Trust, Series 2006-1, Class B, Floating Rate Pass Through Ctfs., 0.42%, 06/15/22 (c)(d)	1,950,000	1,722,996
Series 2006-1, Class D, Floating Rate Pass Through Ctfs., 0.45%, 06/15/22 (c)(d)	1,925,000	1,605,384
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42 (d)	25,000	26,504
Morgan Stanley Capital I, Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.19%, 11/14/42 (d)	2,120,000	2,055,644
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.94%, 10/15/42 (d)	270,000	178,853
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35	180,000	185,050
Series 2006-WL7A, Class A2, Floating Rate Pass Through Ctfs., 0.37%, 09/15/21 (c)(d)	1,700,000	1,478,906

Total Asset-Backed Securities (Cost $33,651,589)		34,396,081

Bonds & Notes—4.32%
Healthcare—1.45%
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 01/15/16	2,000,000	2,055,000
Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22 (c)	1,450,000	1,431,875
		3,486,875
Industrial—1.99%
ProLogis, Sr. Unsec. Notes, 6.25%, 03/15/17	4,500,000	4,802,952
Office—0.43%
Reckson Operating Partnership LP, Sr. Unsec. Notes, 6.00%, 03/31/16	1,000,000	1,026,379
Shopping Centers—0.45%
Developers Diversified Realty Corp., Sr. Unsec. Medium-Term Notes, 7.50%, 07/15/18	1,000,000	1,095,000

Total Bonds & Notes (Cost $9,759,743)		10,411,206

See accompanying notes which are an integral part of this schedule.
Invesco Select Real Estate Income Fund

	Shares	Value
Money Market Funds—2.74%
Liquid Assets Portfolio — Institutional Class (e)	3,300,984	$3,300,984
Premier Portfolio — Institutional Class (e)	3,300,984	3,300,984

Total Money Market Funds (Cost $6,601,968)		6,601,968

TOTAL INVESTMENTS—99.81% (Cost $214,030,576)		240,298,154

OTHER ASSETS LESS LIABILITIES—0.19%		467,113

NET ASSETS—100.00%		$240,765,267

Investment Abbreviations:

Conv.	—	Convertible
Ctfs.	—	Certificates
Gtd.	—	Guaranteed
Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sr.	—	Senior
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $22,002,637, which represented 9.14% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Select Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Real Estate Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry; an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Invesco Select Real Estate Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$192,617,212	$2,873,655	$—	$195,490,867
Asset-Backed Securities	—	34,396,081	—	34,396,081
Corporate Debt Securities	—	10,411,206	—	10,411,206

Total Investments	$192,617,212	$47,680,942	$—	$240,298,154

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $36,457,831 and $32,334,919, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,504,254
Aggregate unrealized (depreciation) of investment securities	(3,940,213)

Net unrealized appreciation of investment securities	$23,564,041

Cost of investments for tax purposes is $216,734,113.
Invesco Select Real Estate Income Fund

Invesco Van Kampen American Franchise Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-AMFR-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.58%
Aerospace & Defense—3.03%
Goodrich Corp.	76,755	$6,583,276
Honeywell International Inc.	26,133	1,299,072

		7,882,348

Agricultural Products—0.76%
Bunge Ltd.	32,511	1,977,319

Air Freight & Logistics—1.17%
C.H. Robinson Worldwide, Inc.	41,385	3,050,488

Airlines—0.87%
United Continental Holdings Inc. (a)	81,358	2,251,989

Apparel Retail—4.08%
Limited Brands, Inc.	148,051	4,984,877
Ross Stores, Inc.	86,899	5,638,007

		10,622,884

Application Software—2.20%
Citrix Systems, Inc. (a)	43,289	2,875,256
Salesforce.com, Inc. (a)	20,524	2,857,351

		5,732,607

Asset Management & Custody Banks—2.59%
Ameriprise Financial, Inc.	68,294	3,540,361
Franklin Resources, Inc.	28,156	3,212,318

		6,752,679

Automobile Manufacturers—0.62%
Ford Motor Co. (a)	100,718	1,605,445

Biotechnology—3.43%
Dendreon Corp. (a)	60,992	2,179,854
Gilead Sciences, Inc. (a)	127,952	4,670,248
United Therapeutics Corp. (a)	33,207	2,089,717

		8,939,819

Cable & Satellite—1.83%
Comcast Corp., Class A	238,328	4,766,560

Casinos & Gaming—1.18%
Las Vegas Sands Corp. (a)	61,087	3,059,237

Coal & Consumable Fuels—2.05%
Peabody Energy Corp.	90,776	5,338,536

Communications Equipment—2.46%
Cisco Systems, Inc. (a)	162,387	3,111,335
QUALCOMM, Inc.	70,203	3,281,288

		6,392,623

	Shares	Value
Computer Hardware—7.43%
Apple Inc. (a)	62,164	$19,342,329

Computer Storage & Peripherals—3.04%
EMC Corp. (a)	273,083	5,868,554
Western Digital Corp. (a)	61,191	2,049,898

		7,918,452

Construction, Farm Machinery & Heavy Trucks—2.18%
Cummins, Inc.	18,920	1,837,511
Deere & Co.	51,226	3,826,582

		5,664,093

Consumer Finance—0.63%
American Express Co.	37,703	1,629,524

Data Processing & Outsourced Services—2.86%
Visa Inc., Class A	100,813	7,445,040

Diversified Banks—0.48%
Comerica Inc.	34,288	1,251,169

Electronic Manufacturing Services—0.24%
Tyco Electronics Ltd. (Switzerland)	20,629	627,534

Fertilizers & Agricultural Chemicals—6.52%
Monsanto Co.	139,078	8,333,554
Mosaic Co. (The)	27,953	1,890,461
Potash Corp. of Saskatchewan Inc. (Canada)	46,860	6,736,125

		16,960,140

General Merchandise Stores—0.87%
Dollar Tree, Inc. (a)	41,265	2,267,512

Gold—2.06%
Barrick Gold Corp. (Canada)(b)	103,741	5,358,223

Health Care Equipment—1.68%
Baxter International Inc.	37,766	1,833,539
Covidien PLC (Ireland)	60,541	2,546,960

		4,380,499

Health Care Services—1.38%
Medco Health Solutions, Inc. (a)	58,733	3,601,508

Hotels, Resorts & Cruise Lines—0.78%
Starwood Hotels & Resorts Worldwide, Inc.	35,568	2,021,685

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

	Shares	Value
Industrial Machinery—1.19%
Ingersoll-Rand PLC (Ireland)	75,529	$3,096,689

Internet Retail—2.22%
Amazon.com, Inc. (a)	19,574	3,433,280
Netflix Inc. (a)	11,356	2,338,200

		5,771,480

Internet Software & Services—5.06%
Baidu, Inc. -ADR (Cayman Islands)(a)	62,159	6,538,505
Google Inc., Class A (a)	11,938	6,634,066

		13,172,571

IT Consulting & Other Services—1.14%
Cognizant Technology Solutions Corp., Class A (a)	45,458	2,953,861

Managed Health Care—0.98%
UnitedHealth Group Inc.	70,036	2,557,715

Movies & Entertainment—0.76%
Walt Disney Co. (The)	54,230	1,979,937

Oil & Gas Drilling—0.77%
Transocean Ltd. (Switzerland)(a)	29,917	2,005,336

Oil & Gas Equipment & Services—9.09%
Cameron International Corp. (a)	59,189	2,847,583
Halliburton Co.	156,790	5,932,933
National Oilwell Varco Inc.	69,099	4,235,078
Schlumberger Ltd.	91,264	7,058,358
Weatherford International Ltd. (Switzerland)(a)	175,581	3,583,608

		23,657,560

Oil & Gas Exploration & Production—1.28%
EOG Resources, Inc.	37,355	3,322,727

Other Diversified Financial Services—0.96%
JPMorgan Chase & Co.	66,937	2,502,105

Packaged Foods & Meats—1.81%
Mead Johnson Nutrition Co.	79,123	4,713,357

Pharmaceuticals—2.06%
Hospira, Inc. (a)	65,668	3,694,482
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	33,491	1,675,890

		5,370,372

Railroads—2.00%
Union Pacific Corp.	57,808	5,209,079

Restaurants—1.33%
McDonald’s Corp.	44,140	3,456,162

	Shares	Value
Semiconductors—2.06%
Broadcom Corp., Class A	61,655	2,743,031
Xilinx, Inc.	97,010	$2,630,911

		5,373,942

Soft Drinks—0.88%
PepsiCo, Inc.	35,539	2,296,886

Specialty Stores—0.60%
Tiffany & Co.	24,954	1,549,643

Systems Software—4.96%
Oracle Corp. (a)	210,518	5,692,407
Red Hat, Inc. (a)	47,152	2,051,112
Rovi Corp. (a)	93,825	5,176,325

		12,919,844

Trading Companies & Distributors—1.01%
W.W. Grainger, Inc.	20,999	2,623,405

Wireless Telecommunication Services—2.00%
America Movil S.A.B. de C.V., Series L -ADR (Mexico)	29,525	1,666,982
American Tower Corp., Class A (a)	69,774	3,528,471

		5,195,453

Total Common Stocks & Other Equity Interests (Cost $211,444,421)		256,568,366

Money Market Funds—1.40%
Liquid Assets Portfolio — Institutional Class (c)	1,825,695	1,825,695
Premier Portfolio — Institutional Class (c)	1,825,695	1,825,695

Total Money Market Funds (Cost $3,651,390)		3,651,390

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.98% (Cost $215,095,811)		260,219,756

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.94%
Liquid Assets Portfolio — Institutional Class (Cost $2,456,550)(c)(d)	2,456,550	2,456,550

TOTAL INVESTMENTS—100.92% (Cost $217,552,361)		262,676,306

Foreign Currency—0.00% (Cost $4)		4

OTHER ASSETS LESS LIABILITIES—(0.92)%		(2,397,409)

NET ASSETS—100.00%		$260,278,901

Investment Abbreviations:

ADR	— American Depositary Receipt
Percentages are calculated as a percentage of net assets.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at November 30, 2010.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1F.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen American Franchise Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Van Kampen American Franchise Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$262,676,306	$—	$—	$262,676,306
Invesco Van Kampen American Franchise Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $103,663,441 and $90,364,454, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$45,904,815
Aggregate unrealized (depreciation) of investment securities	(1,507,604)

Net unrealized appreciation of investment securities	$44,397,211

Cost of investments for tax purposes is $218,279,095.
Invesco Van Kampen American Franchise Fund

Invesco Van Kampen Core Equity Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-CEQ-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.1%
Aerospace & Defense 3.6%
General Dynamics Corp.	11,385	$752,435
Raytheon Co.	12,385	572,806

		1,325,241

Apparel, Accessories & Luxury Goods 0.7%
VF Corp.	3,033	251,375

Apparel Retail 1.0%
Ross Stores, Inc.	5,701	369,881

Asset Management & Custody Banks 2.9%
Federated Investors, Inc., Class B	23,722	562,449
State Street Corp.	11,563	499,522

		1,061,971

Auto Parts & Equipment 1.8%
Johnson Controls, Inc.	18,430	671,589

Brewers 1.7%
Heineken NV (Netherlands)	13,906	644,229

Building Products 1.6%
Masco Corp.	54,514	594,748

Casinos & Gaming 1.3%
International Game Technology	31,253	483,796

Communications Equipment 1.1%
Corning, Inc.	22,786	402,401

Computer & Electronics Retail 1.3%
Best Buy Co., Inc.	10,960	468,211

Computer Hardware 0.8%
IBM Corp.	2,029	$287,022

Construction & Farm Machinery & Heavy Trucks 1.4%
Caterpillar, Inc.	6,182	522,997

Consumer Finance 3.1%
American Express Co.	10,656	460,552
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Equity Fund

	Number of
Description	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	17,895	$666,231

		1,126,783

Data Processing & Outsourced Services 2.4%
Automatic Data Processing, Inc.	20,143	897,774

Department Stores 0.5%
Nordstrom, Inc.	4,699	201,117

Distributors 0.8%
Genuine Parts Co.	5,964	287,107

Diversified Banks 1.8%
Societe Generale (France)	8,470	392,558
U.S. Bancorp	11,052	262,817

		655,375

Diversified Chemicals 1.7%
Du Pont (E.I.) de Nemours & Co.	12,965	609,225

Drug Retail 1.3%
Walgreen Co.	13,993	487,656

Electric Utilities 3.0%
American Electric Power Co., Inc.	21,252	756,571
Entergy Corp.	5,084	362,184

		1,118,755

Electrical Components & Equipment 1.4%
Emerson Electric Co.	9,545	525,643

Food Distributors 1.7%
Sysco Corp.	22,011	638,759

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Equity Fund

	Number of
Description	Shares	Value

Gas Utilities 0.5%
Southern Union Co.	7,784	$183,780

General Merchandise Stores 1.5%
Target Corp.	9,955	566,838

Health Care Equipment 1.6%
Stryker Corp.	11,904	596,271

Household Appliances 2.7%
Snap-On, Inc.	13,311	704,551
Whirlpool Corp.	3,802	277,546

		982,097

Household Products 4.1%
Kimberly-Clark Corp.	15,380	951,868
Procter & Gamble Co.	9,326	569,539

		1,521,407

Industrial Machinery 2.3%
Eaton Corp.	2,145	206,778
Pentair, Inc.	19,542	642,932

		849,710

Insurance Brokers 1.0%
Marsh & McLennan Cos., Inc.	14,989	375,924

Integrated Oil & Gas 4.4%
Chevron Corp.	4,000	323,880
ENI SpA (Italy)	22,640	455,512
Exxon Mobil Corp.	7,270	505,701
Total SA (France)	7,074	342,642

		1,627,735

Integrated Telecommunication Services 1.1%
AT&T, Inc.	14,507	403,150

Investment Banking & Brokerage 1.3%
Charles Schwab Corp.	32,319	485,755

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Equity Fund

	Number of
Description	Shares	Value

Life & Health Insurance 1.5%
Lincoln National Corp.	13,471	$321,688
StanCorp Financial Group, Inc.	5,825	242,320

		564,008

Lodging/Resorts 0.7%
Marriott International, Inc., Class A	6,561	257,257

Motorcycle Manufacturers 0.6%
Harley-Davidson, Inc.	7,454	233,161

Movies & Entertainment 1.4%
Time Warner, Inc.	17,036	502,392

Multi-Utilities 1.0%
DTE Energy Co.	8,046	358,449

Office Services & Supplies 0.8%
Pitney Bowes, Inc.	12,970	284,562

Oil & Gas Equipment & Services 1.5%
Baker Hughes, Inc.	10,664	556,234

Other Diversified Financial Services 0.6%
JPMorgan Chase & Co.	5,733	214,300

Packaged Foods & Meats 4.7%
Campbell Soup Co.	11,886	402,935
General Mills, Inc.	19,034	672,471
Kraft Foods, Inc., Class A	22,118	669,070

		1,744,476

Paper Products 1.9%
International Paper Co.	28,640	715,141

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Equity Fund

	Number of
Description	Shares	Value

Pharmaceuticals 5.1%
Bristol-Myers Squibb Co.	18,893	$476,860
Eli Lilly & Co.	7,029	236,596
Johnson & Johnson	12,206	751,279
Mead Johnson Nutrition Co.	3,782	225,294
Pfizer, Inc.	12,245	199,471

		1,889,500

Property & Casualty Insurance 1.5%
Travelers Cos., Inc.	10,458	564,627

Regional Banks 4.6%
Fifth Third Bancorp	41,297	493,499
SunTrust Banks, Inc.	32,932	769,292
Zions Bancorp	22,605	439,667

		1,702,458

Restaurants 1.7%
Brinker International, Inc.	30,253	618,371

Semiconductors 1.3%
Texas Instruments, Inc.	14,953	475,505

Soft Drinks 1.7%
Coca-Cola Co.	10,176	642,818

Specialized Consumer Services 0.4%
H&R Block, Inc.	11,759	148,046

Specialty Chemicals 1.0%
Lubrizol Corp.	3,547	370,874

Systems Software 1.8%
Microsoft Corp.	14,291	360,276
Oracle Corp.	11,388	307,932

		668,208

Thrifts & Mortgage Finance 1.4%
Hudson City Bancorp, Inc.	45,741	519,160

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Equity Fund

	Number of
Description	Shares	Value

Tobacco 3.5%
Altria Group, Inc.	25,748	$617,952
Philip Morris International, Inc.	11,572	658,331

		1,276,283

Total Common Stocks 96.1% (Cost $32,813,336)		35,530,152

Money Market Funds 3.8%
Liquid Assets Portfolio-Institutional Class (a)	690,572	690,572
Premier Portfolio-Institutional Class (a)	690,572	690,572

Total Money Market Funds 3.8% (Cost $1,381,144)		1,381,144

Total Investments 99.9% (Cost $34,194,480)		36,911,296
Foreign Currency 0.0% (Cost $8,268)		7,851
Other Assets in Excess of Liabilities 0.1%		43,302

Net Assets 100.0%		$36,962,449

Notes to Schedule of Investments:
Percentages are calculated as a percentage of net assets.

(a)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value
Invesco Van Kampen Core Equity Fund

from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among
Invesco Van Kampen Core Equity Fund

the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a
Invesco Van Kampen Core Equity Fund

hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$35,076,355	$1,834,941	$—	$36,911,296
NOTE 3— Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $5,008,745 and $4,887,527, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,359,825

Aggregate unrealized (depreciation) of investment securities	(655,063)

Net unrealized appreciation of investment securities	$2,704,762

Cost of investments for tax purposes is $34,206,534.
Invesco Van Kampen Core Equity Fund

NOTE 4—Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to invesco Diversified Dividend Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Core Equity Fund

Invesco Van Kampen Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-EQI-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—63.63%
Air Freight & Logistics—0.36%
FedEx Corp.	441,239	$40,205,698

Asset Management & Custody Banks—0.70%
State Street Corp.	1,824,453	78,816,370

Automobile Manufacturers—1.05%
Ford Motor Co. (b)	4,063,901	64,778,582
General Motors Co. (b)	1,556,345	53,226,999

		118,005,581

Cable & Satellite—2.07%
Comcast Corp., Class A	6,504,495	130,089,900
Time Warner Cable, Inc.	1,645,637	101,272,501

		231,362,401

Communications Equipment—0.68%
Cisco Systems, Inc. (b)	3,992,148	76,489,556

Computer Hardware—1.89%
Dell, Inc. (b)	6,810,106	90,029,602
Hewlett-Packard Co.	2,885,767	121,000,210

		211,029,812

Consumer Electronics—0.83%
Sony Corp. -ADR (Japan)	2,601,448	92,299,375

Data Processing & Outsourced Services—0.73%
Western Union Co. (The)	4,613,940	81,389,902

Diversified Banks—1.00%
US Bancorp	1,946,075	46,277,663
Wells Fargo & Co.	2,426,103	66,014,263

		112,291,926

Diversified Chemicals—1.20%
Dow Chemical Co. (The)	2,082,541	64,933,629
PPG Industries, Inc.	896,091	69,859,254

		134,792,883

Diversified Support Services—0.37%
Cintas Corp.	1,550,149	41,458,735

Drug Retail—0.92%
Walgreen Co.	2,945,332	102,644,820

Electric Utilities—2.73%
American Electric Power Co., Inc.	4,508,519	160,503,276
Edison International	1,281,630	47,343,412
Entergy Corp.	660,345	47,042,978

	Shares	Value

Electric Utilities—(continued)
FirstEnergy Corp.	1,453,380	$51,028,172

		305,917,838

Food Distributors—0.63%
Sysco Corp.	2,443,267	70,903,608

Health Care Distributors—0.45%
Cardinal Health, Inc.	1,410,013	50,168,262

Health Care Equipment—0.82%
Covidien PLC (Ireland)	2,186,009	91,965,399

Home Improvement Retail—0.86%
Home Depot, Inc. (The)	3,194,403	96,502,915

Household Products—1.17%
Procter & Gamble Co. (The)	2,148,739	131,223,491

Human Resource & Employment Services—0.77%
Manpower, Inc.	871,344	49,074,094
Robert Half International, Inc.	1,349,231	37,400,683

		86,474,777

Hypermarkets & Super Centers—0.84%
Wal-Mart Stores, Inc.	1,733,404	93,759,822

Industrial Conglomerates—3.62%
General Electric Co.	16,252,218	257,272,611
Siemens AG -ADR (Germany)	70,163	7,703,897
Tyco International Ltd.	3,700,809	140,223,653

		405,200,161

Industrial Machinery—1.03%
Dover Corp.	687,650	37,690,096
Ingersoll-Rand PLC (Ireland)	1,892,942	77,610,622

		115,300,718

Insurance Brokers—2.18%
Marsh & McLennan Cos., Inc.	9,711,182	243,556,444

Integrated Oil & Gas—5.37%
ConocoPhillips	1,076,746	64,787,807
Exxon Mobil Corp.	1,164,947	81,033,713
Hess Corp.	1,746,296	122,328,035
Occidental Petroleum Corp.	2,111,956	186,211,160
Royal Dutch Shell PLC -ADR (United Kingdom)	2,416,446	146,605,779

		600,966,494

Integrated Telecommunication Services—0.70%
Verizon Communications, Inc.	2,448,060	78,362,401

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Shares	Value

Internet Software & Services—2.38%
eBay, Inc. (b)	6,208,975	$180,867,442
Yahoo! Inc. (b)	5,404,534	85,229,501

		266,096,943

Investment Banking & Brokerage—1.72%
Charles Schwab Corp. (The)	6,727,610	101,115,978
LPL Investment Holdings, Inc. (b)	231,444	7,845,952
Morgan Stanley	3,398,551	83,128,557

		192,090,487

IT Consulting & Other Services—0.60%
Amdocs Ltd. (b)	2,574,397	66,934,322

Life & Health Insurance—0.51%
Principal Financial Group, Inc.	2,096,379	57,105,364

Managed Health Care—1.21%
UnitedHealth Group, Inc.	3,708,960	135,451,219

Movies & Entertainment—3.08%
Time Warner, Inc.	4,416,300	130,236,687
Viacom Inc. -Class B	5,678,273	214,809,068

		345,045,755

Office Services & Supplies—0.59%
Avery Dennison Corp.	1,757,167	65,964,049

Oil & Gas Equipment & Services—1.32%
Cameron International Corp. (b)	597,182	28,730,426
Schlumberger Ltd.	1,540,620	119,151,551

		147,881,977

Oil & Gas Exploration & Production—2.43%
Anadarko Petroleum Corp.	2,362,865	151,601,419
Devon Energy Corp.	1,089,674	76,898,294
Noble Energy, Inc.	536,608	43,599,400

		272,099,113

Oil & Gas Storage & Transportation—0.16%
Williams Cos., Inc. (The)	793,504	18,099,826

Other Diversified Financial Services—4.82%
Bank of America Corp.	11,490,605	125,822,125
Citigroup, Inc. (b)	21,515,581	90,365,440
JPMorgan Chase & Co.	8,645,493	323,168,528

		539,356,093

Packaged Foods & Meats—1.71%
Kraft Foods, Inc. -Class A	3,418,679	103,415,040
Unilever N.V. New York Shares (Netherlands)	3,089,013	87,666,189

		191,081,229

	Shares	Value

Personal Products—0.94%
Avon Products, Inc.	3,665,936	$104,699,132

Pharmaceuticals—4.09%
Abbott Laboratories	1,109,320	51,594,473
Bayer AG -ADR (Germany)	382,640	27,933,409
Bristol-Myers Squibb Co.	4,521,959	114,134,245
Merck & Co., Inc.	1,928,453	66,473,775
Pfizer, Inc.	7,754,369	126,318,671
Roche Holdings AG — ADR (Switzerland)	2,063,928	71,337,814

		457,792,387

Property & Casualty Insurance—0.51%
Chubb Corp.	1,006,700	57,391,967

Regional Banks—1.81%
BB&T Corp.	1,680,024	38,976,557
Fifth Third Bancorp	3,057,693	36,539,431
PNC Financial Services Group, Inc.	2,366,715	127,447,603

		202,963,591

Semiconductors—0.67%
Intel Corp.	3,548,506	74,944,447

Soft Drinks—0.82%
Coca-Cola Co. (The)	884,348	55,864,263
Coca-Cola Enterprises, Inc.	1,493,276	36,062,615

		91,926,878

Specialty Chemicals—0.18%
LyondellBasell Industries N.V. -Class A (Netherlands)(b)	672,370	19,639,928

Wireless Telecommunication Services—1.11%
Vodafone Group PLC -ADR (United Kingdom)	4,949,779	124,041,462

Total Common Stocks & Other Equity Interests (Cost $6,915,724,017)		7,121,695,558

	Principal
	Amount	Value

Bonds & Notes—24.93%
Advertising—0.59%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Putable Notes, 4.25%, 03/15/23	$37,739,000	$42,173,333
4.75%, 03/15/23	17,229,000	20,179,466
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,125,000	3,678,130

		66,030,929

Aerospace & Defense—0.02%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	2,610,000	2,564,741

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Agricultural Products—0.05%
Corn Products International, Inc., Sr. Unsec. Notes, 4.63%, 11/01/20	$1,875,000	$1,937,005
6.63%, 04/15/37	3,530,000	3,791,274

		5,728,279

Airlines—0.07%
Continental Airlines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	4,355,000	4,417,603
Delta Air Lines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	3,200,000	3,436,000

		7,853,603

Application Software—0.18%
Cadence Design Systems, Inc.- Series B, Sr. Unsec. Conv. Global Notes, 1.50%, 12/15/13	22,000,000	20,625,000

Asset Management & Custody Banks—0.43%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.95%, 08/15/38	39,246,000	41,895,105
Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	5,368,000	5,810,860

		47,705,965

Auto Parts & Equipment—0.53%
Borg Warner Automotive, Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/15/12	31,810,000	59,723,275

Automobile Manufacturers—1.07%
Daimler Finance NA LLC, Sr. Unsec. Gtd. Global Notes, 7.75%, 01/18/11	3,730,000	3,762,712
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	60,143,000	115,775,275

		119,537,987

Automotive Retail—0.14%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	8,520,000	9,212,250
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	5,245,000	5,935,906

		15,148,156

Biotechnology—1.78%
Amgen, Inc.-, Series B, Sr. Unsec. Conv. Notes, 0.38%, 02/01/13	68,125,000	68,210,156
Cephalon, Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 05/01/14	44,388,000	51,212,655
Gilead Sciences, Inc., Sr. Conv. Notes, 1.63%, 05/01/16(c)	75,120,000	79,251,600

		198,674,411

	Principal
	Amount	Value

Brewers—0.20%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/26/13	$2,940,000	$3,025,432
3.63%, 04/15/15	5,510,000	5,814,458
Sr. Unsec. Gtd. Notes, 7.20%, 01/15/14(c)	4,705,000	5,466,786
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	6,815,000	7,522,014

		21,828,690

Broadcasting—0.07%
Cox Communications, Inc., Unsec. Deb., 7.25%, 11/15/15	5,000,000	5,984,679
Grupo Televisa SA (Mexico), Sr. Unsec. Notes, 6.00%, 05/15/18	1,285,000	1,446,109

		7,430,788

Cable & Satellite—0.28%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	4,535,000	5,149,493
Sr. Unsec. Gtd. Notes, 5.15%, 03/01/20	3,280,000	3,550,959
Unsec. Gtd. Notes, 6.45%, 03/15/37	2,000,000	2,154,806
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	6,540,000	7,292,100
Time Warner Cable Inc., Sr. Unsec. Gtd. Deb., 6.75%, 06/15/39	1,725,000	1,908,413
Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	3,855,000	5,011,777
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	6,500,000	6,443,503

		31,511,051

Casinos & Gaming—0.84%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	46,844,000	51,352,735
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15(c)	43,077,000	42,861,615

		94,214,350

Coal & Consumable Fuels—0.47%
Massey Energy Co., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 08/01/15	53,300,000	52,367,250

Communications Equipment—1.14%
Alcatel-Lucent USA, Inc.-Series B, Sr. Unsec. Gtd. Conv. Putable Notes, 2.88%, 06/15/25	76,524,000	72,984,765
Ciena Corp., Sr. Unsec. Conv. Notes, 0.25%, 05/01/13	25,049,000	22,575,411

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Communications Equipment—(continued)
JDS Uniphase Corp., Sr. Unsec. Conv. Putable Notes, 1.00%, 05/15/26(c)	$34,000,000	$32,130,000

		127,690,176

Computer Storage & Peripherals—0.80%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	94,995,000	89,414,044

Construction Materials—0.55%
Cemex S.A.B. de C.V. , (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15(c)	60,100,000	59,574,125

Holcim U.S. Finance Sarl & Cie SCS (Luxembourg), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(c)	1,885,000	2,041,331

		61,615,456

Construction, Farm Machinery & Heavy Trucks—0.20%
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	17,645,000	21,857,744

Consumer Finance—0.31%
American Express Co., Sr. Unsec. Notes, 8.13%, 05/20/19	3,380,000	4,273,585

American Express Credit Corp.-Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	7,075,000	8,018,361

Captial One Bank USA NA, Sub. Notes, 8.80%, 07/15/19	8,625,000	10,807,662

HSBC Finance Corp., Sr. Unsec. Global Notes, 6.75%, 05/15/11	4,430,000	4,545,113
6.38%, 10/15/11	6,316,000	6,618,724

		34,263,445

Department Stores—0.03%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	3,775,000	3,897,688

Diversified Banks—1.35%
Abbey National Treasury Services PLC, Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(c)	4,645,000	4,749,552
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	11,500,000	11,872,877
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	5,955,000	6,162,421
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	8,290,000	9,468,506
Unsec. Sub. Global Notes, 5.14%, 10/14/20	4,500,000	4,141,158

	Principal
	Amount	Value
Diversified Banks—(continued)
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(c)	$6,095,000	$6,584,969
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	1,775,000	1,849,123
Unsec. Sub. Global Notes, 6.00%, 02/15/18	1,647,000	1,813,422
Groupe BPCE S.A. (France), Sr. Unsec. Bonds, 2.38%, 10/04/13(c)	6,290,000	6,318,638
HBOS PLC (United Kingdom)-Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(c)	8,310,000	8,021,298
HSBC Bank PLC, Sr. Notes, 4.13%, 08/12/20(c)	6,615,000	6,749,227
HSBC Finance Corp., Global Notes, 5.50%, 01/19/16	740,000	830,114
ING Bank N.V. (Netherlands), Sr. Notes, 2.00%, 10/18/13(c)	4,500,000	4,511,395
Korea Development Bank (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,360,000	3,544,624
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(c)	1,360,000	1,359,527
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	3,250,000	3,420,908
Nordea Bank AB (Sweden), Sr. Notes, 4.88%, 01/27/20(c)	4,395,000	4,693,932
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Notes, 4.75%, 01/15/20(c)	8,895,000	9,456,014
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	7,480,000	7,727,937
Santander US Debt SA Unipersonal (Spain), Sr. Unsec. Notes, 3.72%, 01/20/15(c)	3,200,000	3,228,223
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(c)	2,310,000	2,553,196
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	3,730,000	3,882,150
US Bancorp, Sr. Unsec. Notes, 2.00%, 06/14/13	7,955,000	8,127,866
US Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(e)	7,200,000	7,430,918
Wells Fargo & Co., Sr. Unsec. Notes, 5.63%, 12/11/17	14,445,000	16,179,535
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	6,465,000	6,581,833

		151,259,363

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Diversified Capital Markets—0.16%
Credit Suisse New York (Switzerland), Sr. Unsec. Global Notes, 5.30%, 08/13/19	$3,630,000	$3,916,400
Sr. Unsec. Medium-Term Notes, 4.38%, 08/05/20	6,350,000	6,317,838
UBS AG (Switzerland), Sr. Unsec. Global Deposit Notes, 3.88%, 01/15/15	1,435,000	1,508,596
Sr. Unsec. Medium-Term Notes, 5.88%, 12/20/17	5,100,000	5,689,000

		17,431,834

Diversified Metals & Mining—0.19%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	4,085,000	5,604,958
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	5,365,000	5,980,299
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	5,115,000	7,026,898
Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	1,145,000	1,203,959
6.75%, 04/16/40	1,655,000	1,782,593

		21,598,707

Drug Retail—0.07%
CVS Caremark Corp., Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	7,546,061	7,868,595

Electric Utilities—0.21%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,100,000	2,294,590
Enel Finance International S.A. (Luxembourg)-Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(c)	6,605,000	6,981,385
Iberdrola Finance Ireland Ltd. (Ireland), Unsec. Unsub. Gtd. Notes, 3.80%, 09/11/14(c)	2,100,000	2,102,986
Progress Energy Inc., Sr. Unsec. Notes, 6.85%, 04/15/12	4,270,000	4,615,997
7.05%, 03/15/19	6,560,000	8,052,780

		24,047,738

Electronic Components—0.02%
Corning, Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	715,000	855,483
7.25%, 08/15/36	1,160,000	1,343,548

		2,199,031

	Principal
	Amount	Value
Environmental & Facilities Services—0.05%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	$5,555,000	$6,085,362

Food Retail—0.24%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	3,780,000	4,238,132
Kroger Co., Sr. Unsec. Gtd. Global Notes, 6.90%, 04/15/38	1,000,000	1,177,450
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	11,320,000	11,063,403
WM Wrigley Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.66%, 06/28/11(c)(e)	10,705,000	10,728,023

		27,207,008

Gold—0.10%
Gold Fields Orogen Holding BVI Ltd. (British Virgin Island), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	10,890,000	10,716,995

Health Care Equipment—0.29%
Boston Scientific Corp., Sr. Unsec. Notes, 5.45%, 06/15/14	5,896,000	6,338,197
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	5,885,000	6,144,523
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/14	21,330,000	19,863,562

		32,346,282

Health Care Facilities—0.42%
Lifepoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	46,059,000	46,577,164

Health Care Services—0.61%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	13,930,000	14,798,678
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	3,175,000	3,219,084
Omnicare Inc.-Series OCR, Sr. Unsec. Gtd. Conv. Putable Deb., 3.25%, 12/15/35	54,120,000	50,602,200

		68,619,962

Home Improvement Retail—0.04%
Home Depot, Inc., Sr. Unsec. Global Notes, 5.88%, 12/16/36	4,560,000	4,770,429

Hotels, Resorts & Cruise Lines—0.40%
Gaylord Entertainment Co., Sr. Gtd. Conv. Notes, 3.75%, 10/01/14(c)	31,562,000	44,857,492

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Hypermarkets & Super Centers—0.03%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 5.25%, 09/01/35	$2,060,000	$2,126,519
6.50%, 08/15/37	710,000	855,827

		2,982,346

Independent Power Producers & Energy Traders—0.01%
Indianapolis Power & Light Co., Sr. Sec. Notes, 6.30%, 07/01/13(c)	1,330,000	1,474,155

Industrial Conglomerates—0.80%
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.63%, 05/01/18	9,325,000	10,270,805
Sr. Unsec. Medium-Term Global Notes, 5.88%, 01/14/38	2,775,000	2,763,237
Series G,Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	46,300,000	48,212,749
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,265,000	4,717,869
NBC Universal, Inc., Sr. Unsec. Notes, 2.10%, 04/01/14(c)	3,055,000	3,076,594
5.95%, 04/01/41(c)	3,015,000	3,079,521
Textron Inc., Sr. Unsec. Conv. Notes, 4.50%, 05/01/13	9,876,000	17,924,940

		90,045,715

Insurance Brokers—0.04%
AON Corp., Sr. Unsec. Notes, 3.50%, 09/30/15	4,220,000	4,294,915

Integrated Oil & Gas—0.05%
Hess Corp., Sr. Unsec. Global Bonds, 6.00%, 01/15/40	3,175,000	3,379,852
Shell International Finance B.V. (Finland), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,920,000	2,014,433

		5,394,285

Integrated Telecommunication Services—0.35%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	61,000	79,015
AT&T, Inc., Sr. Unsec. Global Notes, 6.15%, 09/15/34	3,610,000	3,797,503
6.30%, 01/15/38	8,767,000	9,426,305
Sr. Unsec. Notes, 5.35%, 09/01/40(c)	2,044,000	1,982,315
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,485,000	3,367,253

	Principal
	Amount	Value
Integrated Telecommunication Services—(continued)
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	$6,160,000	$6,813,333
7.18%, 06/18/19	3,260,000	3,660,066
Verizon Communications, Inc., Sr. Unsec. Global Notes, 6.35%, 04/01/19	3,930,000	4,733,274
8.95%, 03/01/39	3,435,000	4,962,880

		38,821,944

Internet Retail—0.06%
Expedia, Inc., Sr. Unsec. Gtd. Notes, 5.95%, 08/15/20(c)	6,935,000	7,109,962

Investment Banking & Brokerage—1.40%
Bear Stearns Cos. LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	7,950,000	9,626,206
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,675,000	7,991,294
Goldman Sachs Group Inc. (The), Sr. Unsec. Conv. Medium-Term Notes, 1.00%, 03/15/17(c)	61,461,000	58,051,144
Sr. Unsec. Global Notes, 6.15%, 04/01/18	15,465,000	17,011,948
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,475,000	4,527,344
Jefferies Group Inc., Sr.Unsec. Conv. Putable Notes, 3.88%, 11/01/29	28,657,500	29,445,581
Sr. Unsec. Notes, 6.88%, 04/15/21	8,855,000	9,473,642
Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	11,695,000	11,869,389
Sr. Unsec. Notes, 3.45%, 11/02/15	9,000,000	8,840,702

		156,837,250

Life & Health Insurance—0.32%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,000,000	3,172,987
Aflac Inc., Sr. Unsec. Notes, 6.45%, 08/15/40	4,700,000	4,814,849
MetLife, Inc, Sr. Unsec. Global Notes, 4.75%, 02/08/21	3,035,000	3,171,846
5.88%, 02/06/41	2,255,000	2,351,367
MetLife, Inc., Sr. Unsec. Global Notes, 2.38%, 02/06/14	2,235,000	2,260,312
MetlLife, Inc., Sr. Unsec. Notes, 6.82%, 08/15/18	3,070,000	3,660,295
Nationwide Finance Services, Sr. Unsec. Notes, 6.25%, 11/15/11	3,155,000	3,288,521
Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(c)	3,350,000	3,669,813
Prudential Financial Inc., Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	4,910,000	5,301,537

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Life & Health Insurance—(continued)
Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	$365,000	$438,525
6.63%, 12/01/37	3,395,000	3,721,166

		35,851,218

Life Sciences Tools & Services—0.46%
Life Technologies Corp., Sr. Unsec. Conv. Putable Notes, 1.50%, 02/15/24	45,000,000	51,806,250

Managed Health Care—0.13%
Aetna Inc, Sr. Unsec. Notes, 3.95%, 09/01/20	8,940,000	8,905,249
WellPoint Inc, Sr. Unsec. Notes, 4.35%, 08/15/20	5,460,000	5,590,733

		14,495,982

Movies & Entertainment—0.66%
Liberty Media LLC, Sr. Unsec. Conv. Putable Notes, 3.13%, 03/30/23	64,249,000	70,995,145
Time Warner Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,595,000	2,995,712

		73,990,857

Multi-Line Insurance—0.06%
AIG SunAmerica Global Financing VI, Sr. Sec. Notes, 6.30%, 05/10/11(c)	1,775,000	1,810,944
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,785,000	4,916,100

		6,727,044

Multi-Utilities—0.02%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	2,040,000	2,383,810

Office REIT’s—0.05%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Notes, 4.50%, 07/15/15(c)	5,075,000	5,220,095

Oil & Gas Equipment & Services—0.22%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.25%, 12/15/25	25,155,000	24,211,687

Oil & Gas Exploration & Production—0.05%
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	5,545,000	5,771,896

Oil & Gas Storage & Transportation—0.13%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	2,325,000	2,490,876

	Principal
	Amount	Value
Oil & Gas Storage & Transportation—(continued)
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	$4,310,000	$5,002,980
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	2,690,070
Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	4,690,594

		14,874,520

Other Diversified Financial Services—1.46%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	2,575,000	2,682,293
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	15,855,000	16,310,699
Citibank NA, Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	18,400,000	18,833,664
Citigroup Funding Inc., Unsec. Unsub. Global Notes, 2.25%, 12/10/12	69,000,000	71,322,582
Citigroup Inc., Sr. Unsec. Global Notes, 6.13%, 11/21/17	11,285,000	12,320,015
6.13%, 05/15/18	6,965,000	7,628,512
8.50%, 05/22/19	4,075,000	5,003,315
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	4,455,000	4,564,031
Unsec. Gtd. Notes, 5.80%, 10/15/12(c)	1,195,000	1,285,314
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	5,520,000	5,473,175
Sr. Unsec. Notes, 6.00%, 01/15/18	7,335,000	8,313,067
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	8,375,000	9,168,171

		162,904,838

Packaged Foods & Meats—0.17%
Grupo Bimbo SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	4,480,000	4,607,928
Kraft Foods Inc., Sr. Unsec. Global Notes, 5.38%, 02/10/20	2,150,000	2,399,471
7.00%, 08/11/37	7,025,000	8,452,294
6.88%, 02/01/38	842,000	1,005,054
Sr. Unsec. Notes, 6.88%, 01/26/39	2,030,000	2,435,628

		18,900,375

Pharmaceuticals—0.74%
Endo Pharma Holdings Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	28,137,000	37,879,436

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Pharmaceuticals—(continued)
Mylan Labs Inc., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 03/15/12	$43,618,000	$45,362,720

		83,242,156

Property & Casualty Insurance—0.03%
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	2,905,000	2,896,472

Railroads—0.07%
CSX Corp., Sr. Unsec. Global Notes, 6.75%, 03/15/11	5,000,000	5,088,558

6.15%, 05/01/37	1,710,000	1,834,187

Sr. Unsec. Notes, 5.50%, 04/15/41	1,000,000	989,930

		7,912,675

Real Estate Management & Development—0.01%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Yankee Notes, 7.13%, 06/15/12	1,330,000	1,417,988

Regional Banks—0.24%
Key Bank NA, Sr. Unsec. Gtd. Global Notes, 3.20%, 06/15/12	7,500,000	7,809,818

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	8,640,000	9,410,500

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,185,000	5,559,187

Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	3,555,000	4,186,606

		26,966,111
Reinsurance—0.03%
Reinsurance Group of America, Inc., Sr. Unsec. Notes, 6.45%, 11/15/19	3,350,000	3,655,754

Restaurants—0.05%
Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	1,130,000	1,318,569

Sr. Unsec. Notes, 5.30%, 09/15/19	4,215,000	4,644,255

		5,962,824

Retail REIT’s—0.05%
WEA Finance LLC/WT Finance Australia Pty Ltd., Sr. Unsec. Gtd. Notes, 6.75%, 09/02/19(c)	4,725,000	5,499,262

Semiconductors—1.13%
Linear Technologies Corp., Sr. Unsec. Conv. Putable Notes, 3.00%, 05/01/27(c)	36,420,000	37,876,800

	Principal
	Amount	Value

Semiconductors—(continued)
Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	$51,757,000	$47,681,136

Xilinx, Inc., Jr. Unsec. Conv. Sub. Notes, 3.13%, 03/15/37(c)	40,978,000	40,926,778

		126,484,714

Sovereign Debt—0.25%
Brazilian Government (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,195,000	18,826,687

Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	6,235,000	7,350,443

Republic of Peru (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,615,000	1,980,394

		28,157,524

Specialized Finance—0.34%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Conv. Notes, 2.50%, 08/15/13	33,536,000	33,452,160

Sr. Unsec. Notes, 5.55%, 01/15/20	4,325,000	4,488,571

		37,940,731

Specialty Properties—0.06%
Health Care REIT Inc., Sr. Unsec. Notes, 4.95%, 01/15/21	6,745,000	6,692,683

Steel—0.66%
Allegheny Technologies Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/01/14	33,735,000	49,084,425

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	6,840,000	8,684,224

Sr. Unsec. Global Notes, 3.75%, 08/05/15	8,330,000	8,509,679

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	3,570,000	3,870,995

6.88%, 11/10/39	3,725,000	4,121,372

		74,270,695

Systems Software—0.56%
Symantec Corp.-Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	54,340,000	62,423,075

Thrifts & Mortgage Finance—0.09%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	8,927,000	9,618,842

Wireless Telecommunication Services—0.25%
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	25,849,000	28,078,476

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Total Bonds & Notes (Cost $2,528,913,524)		$2,790,588,116

		Principal
		Amount	Value

U.S. Treasury Securities—6.45%
U.S. Treasury Bills—0.03%
—% (f)	04/28/11	$3,250	$3,247,655

U.S. Treasury Notes—5.52%
1.75%	08/15/12	4,080	4,172,756

1.38%	09/15/12	21,200	21,549,469

1.50%	12/31/13	25,000	25,582,031

1.75%	03/31/14	9,500	9,785,000

2.63%	07/31/14	95,125	100,802,774

2.38%	10/31/14	225,565	236,984,228

2.13%	11/30/14	75,435	78,523,121

2.25%	01/31/15	19,180	20,037,106

3.75%	11/15/18	34,000	37,516,875

3.63%	08/15/19	56,760	61,611,206

3.38%	11/15/19	20,000	21,250,000

			617,814,566

U.S. Treasury Bonds—0.90%
8.00%	11/15/21	3,557	5,245,463

6.13%	11/15/27	19,000	24,987,969

3.50%	02/15/39	30,000	26,971,875

4.25%	05/15/39	9,700	9,962,203

4.38%	11/15/39	13,000	13,623,594

4.63%	02/15/40	17,900	19,555,750

			100,346,854

Total U.S. Treasury Securities (Cost $692,358,487)			721,409,075

	Shares	Value

Preferred Stocks—1.75%
Agricultural Products—0.28%
Archer-Daniels-Midland Co.	832,350	31,404,566

Health Care Facilities—0.22%
HealthSouth Corp.	27,000	24,475,500

Health Care Services—0.12%
Omnicare Capital Trust II Jr. Sub. Gtd. Conv. Pfd.	356,855	13,471,276

Household Appliances—0.07%
Stanley Black & Decker Conv. Pfd.	80,000	8,149,600

Multi-Utilities—0.36%
CenterPoint Energy, Inc. , 3.07% Conv. Pfd.	1,300,669	40,567,866

Oil & Gas Storage & Transportation—0.31%
El Paso Energy Capital Trust I Jr. Unsec. Gtd. Conv. Pfd	875,900	34,291,485

Regional Banks—0.39%
KeyCorp Series A Conv. Pfd.	427,098	43,969,739

Total Preferred Stocks (Cost $198,514,244)		$196,330,032

	Principal
	Amount	Value

U.S. Government Sponsored Agency Securities—1.10%
Federal Home Loan Mortgage Corp. (FHLMC)—0.65%
Federal Home Loan Mortgage Corp., Sr. Unsec. Global Bonds, 6.75%, 03/15/31	$7,000,000	$9,395,100

Sr. Unsec. Global Notes, 3.00%, 07/28/14	23,700,000	25,316,322

Unsec. Global Notes, 4.88%, 06/13/18	33,000,000	38,161,859

		72,873,281

Federal National Mortgage Association (FNMA)—0.45%
Federal National Mortgage Association, Sr. Unsec. Global Bonds, 6.63%, 11/15/30	5,970,000	7,896,570

Sr. Unsec. Global Notes, 4.38%, 10/15/15	37,970,000	42,788,782

		50,685,352

Total U.S. Government Sponsored Agency Securities (Cost $119,022,955)		123,558,633

Municipal Obligations—0.18%
California (State of) Series 2009 Taxable GO	2,390,000	2,633,517

Georgia (State of) Municipal Electric Authority Build America RB	4,980,000	4,918,099

Georgia (State of) Municipal Electric Authority Series 2010 A Taxable RB	2,600,000	2,595,970

Illinois (State of) Highway Authority Sr. Priority Build America RB	2,970,000	3,011,550

New York (State of) Taxable Build America GO	3,555,000	3,585,680

Texas (State of) Transportation Commission Series 2010B Taxable First Tier Build America RB	3,360,000	3,479,280

Total Municipal Obligations (Cost $19,927,621)		20,224,096

Asset-Backed Securities—0.07%
ARI Fleet Lease Trust-Series 2010- A, Class A, Floating Rate Pass Through Ctfs., 1.70%, 08/15/18(c)(e)	2,739,687	2,763,443

GE Dealer Floorplan Master Note Trust-Series 2009-2A, Class A, Floating Rate Pass Through Ctfs., 1.81%, 10/20/14(c)(e)	5,075,000	5,154,366

Total Asset-Backed Securities (Cost $7,814,687)		7,917,809

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Shares	Value

Money Market Funds—1.37%
Liquid Assets Portfolio — Institutional Class (d)	76,492,302	$76,492,302

Premier Portfolio — Institutional Class (d)	76,492,302	76,492,302

Total Money Market Funds (Cost $152,984,604)		152,984,604

TOTAL INVESTMENTS—99.48% (Cost $10,635,260,139)		11,134,707,923

OTHER ASSETS LESS LIABILITIES—0.52%		57,694,694

NET ASSETS—100.00%		$11,192,402,617

Investment Abbreviations:

ADR	—	American Depositary Receipt
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
Disc.	—	Discounted
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation Bonds
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
RB	—	Revenue Bonds
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $575,225,894, which represented 5.14% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open future contracts.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Equity and Income Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide
Invesco Van Kampen Equity and Income Fund

assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Invesco Van Kampen Equity and Income Fund

     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
     When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
     When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes
Invesco Van Kampen Equity and Income Fund

in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2010, there were no significant transfers between investments levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,306,695,605	$164,314,589	$—	$7,471,010,194
U.S. Treasury Securities	—	721,409,075	—	721,409,075
U.S. Government Sponsored Securities	—	123,558,633	—	123,558,633
Corporate Debt Securities	—	2,762,430,592	—	2,762,430,592
Asset Backed Securities	—	7,917,809	—	7,917,809
Municipal Obligations	—	20,224,096	—	20,224,096
Foreign Government Debt Securities	—	28,157,524	—	28,157,524

	$7,306,695,605	$3,828,012,318	$—	$11,134,707,923

Futures*	(691,533)	—	—	(691,533)

Total Investments	$7,306,004,072	$3,828,012,318	$—	$11,134,016,390

*	Unrealized appreciation (depreciation).
Invesco Van Kampen Equity and Income Fund

NOTE 3 — Derivative Investments
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 2 Year Notes	1,524	March 2011/Long	$334,327,500	$115,862
U.S. Treasury 30 Year Bonds	248	March 2011/Short	31,565,750	(47,021)
U.S. Treasury 5 Year Notes	1,576	March 2011/Short	188,886,063	(274,185)
U.S. Treasury 10 Year Notes	1,050	March 2011/Short	130,314,844	(486,189)

Total			$684,094,157	$(691,533)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $694,057,333 and $1,042,680,601, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$870,508,132
Aggregate unrealized (depreciation) of investment securities	(386,126,446)

Net unrealized appreciation of investment securities	$484,381,686

Cost of investments for tax purposes is $10,650,326,237.
NOTE 5 — Significant Event
Following a number of meetings in September and October 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen Equity and Income Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Balanced Fund and Invesco Basic Balanced Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Funds’ shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Equity Premium Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-EQPI-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.9%
Advertising 0.2%
Interpublic Group of Cos., Inc. (a)	22,200	$236,430

Airlines 0.9%
Delta Air Lines, Inc. (a)	77,200	1,056,096
Southwest Airlines Co.	16,800	223,776

		1,279,872

Apparel, Accessories & Luxury Goods 0.1%
Jones Apparel Group, Inc.	11,900	161,126

Apparel Retail 0.9%
Gap, Inc.	29,100	621,576
Limited Brands, Inc.	20,300	683,501

		1,305,077

Auto Parts & Equipment 0.6%
Magna International, Inc. (Canada)	19,200	914,688

Automobile Manufacturers 2.5%
Ford Motor Co. (a)	225,900	3,600,846

Biotechnology 2.3%
Amgen, Inc. (a)	62,900	3,314,201

Cable & Satellite 0.5%
Comcast Corp.	36,900	738,000

Casinos & Gaming 1.0%
Las Vegas Sands Corp. (a)	29,100	1,457,328

Communications Equipment 0.2%
Tellabs, Inc.	55,600	350,836

Computer Hardware 10.6%
Apple, Inc. (a)	19,880	6,185,662
Dell, Inc. (a)	25,700	339,754
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity Premium Income Fund

	Number of
Description	Shares	Value

Computer Hardware (continued)
Hewlett-Packard Co.	83,900	$3,517,927
IBM Corp.	36,400	5,149,144

		15,192,487

Computer Storage & Peripherals 1.3%
Lexmark International, Inc. (a)	52,200	1,891,728

Construction & Engineering 0.3%
KBR, Inc.	13,900	376,412

Construction & Farm Machinery & Heavy Trucks 1.1%
Joy Global, Inc.	5,300	404,496
Oshkosh Corp. (a)	41,500	1,191,050

		1,595,546

Consumer Finance 4.0%
American Express Co.	80,200	3,466,244
Capital One Financial Corp.	60,400	2,248,692

		5,714,936

Department Stores 2.1%
Macy’s, Inc.	119,800	3,076,464

Diversified Banks 1.4%
Wells Fargo & Co.	71,400	1,942,794

Diversified Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc.	3,000	303,960
Titanium Metals Corp. (a)	107,400	1,854,798

		2,158,758

Education Services 0.3%
Career Education Corp. (a)	27,300	485,667

Electronic Manufacturing Services 0.7%
Flextronics International Ltd. (Singapore) (a)	129,400	938,150

Footwear 0.9%
Crocs, Inc. (a)	72,800	1,277,276

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity Premium Income Fund

	Number of
Description	Shares	Value

Gold 1.4%
Newmont Mining Corp.	34,700	$2,041,401

Health Care Distributors 0.4%
Cardinal Health, Inc.	14,100	501,678

Home Improvement Retail 1.2%
Home Depot, Inc.	59,300	1,791,453

Homebuilding 2.8%
D.R. Horton, Inc.	230,100	2,310,204
Lennar Corp.	116,600	1,771,154

		4,081,358

Household Products 3.5%
Procter & Gamble Co.	82,400	5,032,168

Hypermarkets & Super Centers 2.6%
Wal-Mart Stores, Inc.	68,700	3,715,983

Independent Power Producers & Energy Traders 1.4%
Constellation Energy Group, Inc.	71,900	2,039,084

Industrial Conglomerates 0.1%
General Electric Co.	12,900	204,207

Industrial Machinery 0.4%
Parker Hannifin Corp.	7,200	577,656

Integrated Oil & Gas 10.9%
Chevron Corp.	53,700	4,348,089
ConocoPhillips	55,600	3,345,452
Exxon Mobil Corp.	83,600	5,815,216
Occidental Petroleum Corp.	24,100	2,124,897

		15,633,654

Integrated Telecommunication Services 4.6%
AT&T, Inc.	177,800	4,941,062
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity Premium Income Fund

	Number of
Description	Shares	Value

Integrated Telecommunication Services (continued)
Verizon Communications, Inc.	52,200	$1,670,922

		6,611,984

Internet Software & Services 0.2%
AOL, Inc. (a)	9,700	234,546

Life & Health Insurance 2.3%
Aflac, Inc.	17,600	906,400
Prudential Financial, Inc.	46,600	2,361,688

		3,268,088

Managed Health Care 4.9%
CIGNA Corp.	32,100	1,181,601
Humana, Inc. (a)	44,100	2,471,364
UnitedHealth Group, Inc.	94,100	3,436,532

		7,089,497

Movies & Entertainment 1.9%
Time Warner, Inc.	91,100	2,686,539

Multi-Line Insurance 0.6%
Assurant, Inc.	22,800	804,156

Oil & Gas Equipment & Services 2.0%
National Oilwell Varco, Inc.	45,900	2,813,211

Oil & Gas Refining & Marketing 0.2%
Sunoco, Inc.	5,300	212,742

Other Diversified Financial Services 0.1%
JPMorgan Chase & Co.	3,700	138,306

Packaged Foods & Meats 0.2%
Tyson Foods, Inc.	22,200	351,426

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity Premium Income Fund

	Number of
Description	Shares	Value

Paper Products 2.0%
International Paper Co.	108,500	$2,709,245
MeadWestvaco Corp.	8,300	206,172

		2,915,417

Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	42,500	1,072,700
Eli Lilly & Co.	86,300	2,904,858
Forest Laboratories, Inc., Class B (a)	24,400	778,116
Johnson & Johnson	47,600	2,929,780
Pfizer, Inc.	8,900	144,981

		7,830,435

Property & Casualty Insurance 2.4%
Berkshire Hathaway, Inc. Class B (a)	22,800	1,816,704
Travelers Cos., Inc.	15,000	809,850
XL Group PLC (Ireland)	43,100	847,346

		3,473,900

Publishing 1.6%
Gannett Co., Inc.	170,900	2,240,499
McGraw-Hill Cos., Inc.	2,300	79,327

		2,319,826

Regional Banks 2.0%
Fifth Third Bancorp	184,200	2,201,190
KeyCorp	85,600	644,568

		2,845,758

Semiconductors 3.4%
Altera Corp.	26,500	929,885
Intel Corp.	189,500	4,002,240

		4,932,125

Systems Software 3.7%
Microsoft Corp.	209,300	5,276,453

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity Premium Income Fund

	Number of
Description	Shares	Value
Tobacco 1.4%
Philip Morris International, Inc.	36,100	$2,053,729

Wireless Telecommunication Services 0.9%
Sprint Nextel Corp. (a)	345,900	1,307,502

Total Long-Term Investments (b) 97.9% (Cost $141,755,647)		140,792,904

Money Market Funds 3.2%
Liquid Assets Portfolio-Institutional Class (c)	2,281,566	2,281,566
Premier Portfolio-Institutional Class (c)	2,281,566	2,281,566

Total Money Market Funds 3.2% (Cost $4,563,132)		4,563,132

Total Investments 101.1% (Cost $146,318,779)		145,356,036
Liabilities in Excess of Other Assets (0.3%)		(466,879)
Written Options (0.8%)		(1,096,160)

Net Assets 100.0%		$143,792,997

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
Futures contracts outstanding as of November 30, 2010

		Unrealized
	Number of	Appreciation
	Contracts	(Depreciation)
Long Contracts:
S&P 500 E-Mini Index, December 2010 (Current Notional Value of $58,980 per contract)	44	$(34,518)
Written options outstanding as of November 30, 2010

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value
Call — S&P 500 Index, December 2010	$1,195.00	12/18/10	884	$(1,792,716)	$(1,096,160)
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity Premium Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco Van Kampen Equity Premium Income Fund

     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon
Invesco Van Kampen Equity Premium Income Fund

whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
     When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
     When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
F.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations.
Invesco Van Kampen Equity Premium Income Fund

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended November 30, 2010, there were no significant transfers between investments levels.

	Level 1	Level 2	Level 3	Total
Investments in an Asset Position
Equity Securities	$145,356,036	$—	$—	$145,356,036

Investments in a Liability Position
Written Options	$(1,096,160)	$—	$—	$(1,096,160)
Futures	(34,518)	—	—	(34,518)

Total Investments in a Liability Position	$(1,130,678)	$—	$—	$(1,130,678)

Invesco Van Kampen Equity Premium Income Fund

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,141,089
Aggregate unrealized (depreciation) of investment securities	(9,326,834)

Net unrealized appreciation (depreciation) of investment securities	$(1,185,745)

Cost of investments for tax purposes is $146,541,781.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Structured Core Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen Equity Premium Income Fund

Invesco Van Kampen Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-GRI-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.77%(a)
Air Freight & Logistics—0.54%
FedEx Corp.	392,533	$35,767,607

Asset Management & Custody Banks—1.08%
State Street Corp.	1,655,378	71,512,330

Automobile Manufacturers—1.62%
Ford Motor Co. (b)	3,696,344	58,919,723
General Motors Co. (b)	1,423,238	48,674,740

		107,594,463

Cable & Satellite—3.06%
Comcast Corp. -Class A	5,702,897	114,057,940
Time Warner Cable, Inc.	1,438,098	88,500,551

		202,558,491

Communications Equipment—1.03%
Cisco Systems, Inc. (b)	3,556,189	68,136,581

Computer Hardware—2.84%
Dell Inc. (b)	6,196,449	81,917,056
Hewlett-Packard Co.	2,530,169	106,089,986

		188,007,042

Consumer Electronics—1.21%
Sony Corp. -ADR (Japan)	2,270,850	80,569,758

Data Processing & Outsourced Services—1.08%
Western Union Co.	4,046,824	71,385,975

Diversified Banks—1.50%
US Bancorp	1,706,541	40,581,545
Wells Fargo & Co.	2,161,340	58,810,061

		99,391,606

Diversified Chemicals—1.81%
Dow Chemical Co. (The)	1,894,186	59,060,719
PPG Industries, Inc.	779,751	60,789,388

		119,850,107

Diversified Support Services—0.55%
Cintas Corp.	1,359,116	36,349,557

Drug Retail—1.41%
Walgreen Co.	2,689,257	93,720,606

Electric Utilities—4.10%
American Electric Power Co., Inc.	3,954,003	140,762,507
Edison International	1,115,541	41,208,085
Entergy Corp.	603,359	42,983,295

	Shares	Value

Electric Utilities—(continued)
FirstEnergy Corp.	1,327,956	$46,624,535

		271,578,422

Food Distributors—0.95%
Sysco Corp.	2,177,845	63,201,062

Health Care Distributors—0.66%
Cardinal Health, Inc.	1,236,253	43,985,882

Health Care Equipment—1.22%
Covidien PLC (Ireland)	1,916,630	80,632,624

Home Improvement Retail—1.27%
Home Depot, Inc. (The)	2,780,886	84,010,566

Household Products—1.79%
Procter & Gamble Co. (The)	1,946,159	118,851,930

Human Resource & Employment Services—1.14%
Manpower Inc.	763,973	43,026,960
Robert Half International, Inc.	1,182,963	32,791,734

		75,818,694

Hypermarkets & Super Centers—1.30%
Wal-Mart Stores, Inc.	1,589,541	85,978,273

Industrial Conglomerates—5.56%
General Electric Co.	14,771,024	233,825,310
Siemens AG -ADR (Germany)	64,072	7,035,105
Tyco International Ltd.	3,373,665	127,828,167

		368,688,582

Industrial Machinery—1.59%
Dover Corp.	628,345	34,439,589
Ingersoll-Rand PLC (Ireland)	1,729,613	70,914,133

		105,353,722

Insurance Brokers—3.22%
Marsh & McLennan Cos., Inc.	8,514,348	213,539,848

Integrated Oil & Gas—8.02%
ConocoPhillips	982,679	59,127,796
Exxon Mobil Corp.	1,021,397	71,048,375
Hess Corp.	1,572,015	110,119,651
Occidental Petroleum Corp.	1,851,653	163,260,245
Royal Dutch Shell PLC -ADR (United Kingdom)	2,109,385	127,976,388

		531,532,455

Integrated Telecommunication Services—1.05%
Verizon Communications Inc.	2,179,358	69,761,250
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

	Shares	Value

Internet Software & Services—3.64%
eBay Inc. (b)	5,693,663	$165,856,403
Yahoo! Inc. (b)	4,783,785	75,440,290

		241,296,693

Investment Banking & Brokerage—2.60%
Charles Schwab Corp. (The)	5,974,569	89,797,772
LPL Investment Holdings, Inc. (b)	211,566	7,172,088
Morgan Stanley	3,080,687	75,353,604

		172,323,464

IT Consulting & Other Services—0.89%
Amdocs Ltd. (b)	2,259,299	58,741,774

Life & Health Insurance—0.75%
Principal Financial Group, Inc.	1,828,539	49,809,402

Managed Health Care—1.86%
UnitedHealth Group Inc.	3,373,504	123,200,366

Movies & Entertainment—4.66%
Time Warner Inc.	3,872,017	114,185,781
Viacom Inc. -Class B	5,142,938	194,557,345

		308,743,126

Office Services & Supplies—0.62%
Avery Dennison Corp.	1,091,261	40,965,938

Oil & Gas Equipment & Services—2.02%
Cameron International Corp. (b)	524,958	25,255,729
Schlumberger Ltd.	1,405,656	108,713,435

		133,969,164

Oil & Gas Exploration & Production—3.63%
Anadarko Petroleum Corp.	2,104,032	134,994,693
Devon Energy Corp.	955,401	67,422,648
Noble Energy, Inc.	468,935	38,100,969

		240,518,310

Oil & Gas Storage & Transportation—0.25%
Williams Cos., Inc. (The)	722,766	16,486,293

Other Diversified Financial Services—7.24%
Bank of America Corp.	10,076,283	110,335,299
Citigroup Inc. (b)	19,503,245	81,913,629
JPMorgan Chase & Co.	7,696,554	287,697,188

		479,946,116

Packaged Foods & Meats—2.62%
Kraft Foods Inc. -Class A	3,108,095	94,019,874
Unilever N.V. New York Shares (Netherlands)	2,808,380	79,701,824

		173,721,698

	Shares	Value

Personal Products—1.45%
Avon Products, Inc.	3,361,683	$96,009,667

Pharmaceuticals—6.22%
Abbott Laboratories	972,569	45,234,184
Bayer AG -ADR (Germany)	351,361	25,649,985
Bristol-Myers Squibb Co.	4,112,973	103,811,439
Merck & Co., Inc.	1,751,600	60,377,652
Pfizer Inc.	7,062,620	115,050,080
Roche Holdings AG -ADR (Switzerland)	1,801,635	62,271,892

		412,395,232

Property & Casualty Insurance—0.79%
Chubb Corp. (The)	920,237	52,462,711

Regional Banks—2.72%
BB&T Corp.	1,488,917	34,542,874
Fifth Third Bancorp	2,723,782	32,549,195
PNC Financial Services Group, Inc.	2,106,942	113,458,827

		180,550,896

Semiconductors—1.00%
Intel Corp.	3,139,473	66,305,670

Soft Drinks—1.27%
Coca-Cola Co. (The)	808,398	51,066,502
Coca-Cola Enterprises Inc.	1,365,031	32,965,498

		84,032,000

Specialty Chemicals—0.27%
LyondellBasell Industries N.V. -Class A (Netherlands)(b)	611,626	17,865,596

Wireless Telecommunication Services—1.67%
Vodafone Group PLC -ADR (United Kingdom)	4,406,485	110,426,514

Total Common Stocks & Other Equity Interests (Cost $6,071,837,504)		6,347,548,063

Money Market Funds—3.97%
Liquid Assets Portfolio — Institutional Class (c)	131,615,510	131,615,510
Premier Portfolio — Institutional Class (c)	131,615,510	131,615,510

Total Money Market Funds (Cost $263,231,020)		263,231,020

TOTAL INVESTMENTS—99.74% (Cost $6,335,068,524)		6,610,779,083

OTHER ASSETS LESS LIABILITIES—0.26%		16,928,435

NET ASSETS—100.00%		$6,627,707,518

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen Growth and Income Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.
Invesco Van Kampen Growth and Income Fund

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Equity Securities	$6,522,857,206	$87,921,877	$—	$6,610,779,083

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $493,520,933 and $550,169,196, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$545,792,867

Aggregate unrealized (depreciation) of investment securities	(282,201,791)

Net unrealized appreciation of investment securities	$263,591,076

Cost of investments for tax purposes is $6,347,188,007.
Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-PTFI-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—100.65%
Pennsylvania—93.50%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	$1,750	$1,908,095
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,003,030
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,406,768
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical); Series 2009, RB	5.63%	08/15/39	1,250	1,281,437
Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, RB	5.38%	11/15/40	750	530,550
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease IDR (b)	6.63%	09/01/24	980	861,626
Allegheny (County of) Industrial Development Authority (Residential, Inc.); Series 2006, Lease IDR	5.10%	09/01/26	980	868,878
Allegheny (County of) Pennsylvania; Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGL) (a)	5.00%	12/01/33	1,000	1,010,840
Allegheny (County of) Port Authority; Series 2001, Transportation Special RB (INS-NATL) (a)	5.50%	03/01/16	1,000	1,019,140
Series 2001, Transportation Special RB (INS-NATL) (a)	5.50%	03/01/17	1,000	1,019,140
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation	5.60%	07/01/23	1,220	1,132,453
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (INS-GNMA) (a)(b)	5.00%	05/01/35	1,130	1,134,746
Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	11/01/28	1,500	1,530,405
Beaver (County of) Pennsylvania; Series 2009, Notes Unlimited Tax GO Bonds (INS-AGM) (a)	5.55%	11/15/31	1,390	1,469,786
Berks (County of) Industrial Development Authority (One Douglassville ); Series 2007 A, Ref. First Mortgage IDR (b)	6.13%	11/01/34	480	397,891
Berks (County of) Municipal Authority (Albright College); Series 2004, College RB	5.50%	10/01/18	1,895	1,864,111
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,047,940
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community IDR	5.90%	01/01/27	1,000	974,630
Series 2005 A, Retirement Community IDR	6.13%	01/01/25	1,500	1,503,030
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, IDR	5.75%	01/01/37	2,000	1,618,960
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2009, Hospital RB (INS-AGL) (a)	6.13%	11/15/39	1,000	1,033,620
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage IDR	5.25%	12/01/15	500	491,390
Series 2006, Ref. First Mortgage IDR	5.75%	12/01/22	900	877,563
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	800	741,128
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	860,700
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	903,210
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,289,402
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Package RB	6.00%	01/01/25	1,155	942,503
Delaware (County of) Authority (Cabrini College); Series 1999, Unrefunded Balance College RB (INS-RADIAN) (a)	5.75%	07/01/23	220	220,053
Delaware (County of) Authority (Haverford College); Series 2010, College RB	5.00%	11/15/40	500	510,380
Delaware (County of) Authority (Neumann College); Series 2001, Ref. College RB (c)	6.00%	10/01/31	1,500	1,570,095
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania—(continued)
Series 2008, College RB	6.25%	10/01/38	$500	$507,360
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities IDR (INS-NATL) (a)(b)	5.00%	11/01/38	1,500	1,454,925
Delaware (County of) Industrial Development Authority (Philadelphia Suburban Water); Series 2001, Water Facilities IDR (INS-AMBAC) (a)(b)	5.35%	10/01/31	2,500	2,512,150
Delaware River Port Authority; Series 2010 D, Pennsylvania and New Jersey RB	5.00%	01/01/40	1,000	1,010,870
Delaware Valley Regional Financial Authority; Series 2002, Local Government RB	5.75%	07/01/17	3,535	3,983,839
Series 2002, Local Government RB	5.75%	07/01/32	2,000	2,058,780
Erie Higher Education Building Authority (Mercyhurst College); Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,012,940
Series 2008, College RB	5.50%	03/15/38	500	494,380
Greensburg Salem School District; Series 2002, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	09/15/17	1,415	1,517,078
Harrisburg Authority; Series 2008, Ref. Water RB	5.25%	07/15/31	1,000	965,140
Lancaster (County of) Hospital Authority (St. Anne’s Home); Series 1999, Health Center RB	6.60%	04/01/24	1,000	942,780
Lebanon (County of) Good Samaritan Hospital Authority (Pleasant View Retirement); Series 2005 A, Health Center RB	5.30%	12/15/26	1,000	928,500
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB	6.00%	11/01/23	1,760	1,303,192
Lehigh (County of) General Purpose Authority (St. Luke’s Bethlehem); Series 2003, Hospital RB (c)	5.25%	08/15/23	1,980	2,213,878
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.); Series 1998, Health Facility IDR	6.30%	06/01/28	1,085	837,783
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,268,525
Mercer (County of) Pennsylvania; Series 2001, Unlimited Tax GO Bonds (INS-NATL) (a)	5.50%	10/01/17	1,095	1,137,650
Mifflin (County of) Hospital Authority; Series 2000, RB (INS-RADIAN) (a)(c)	6.20%	07/01/25	1,500	1,522,605
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2003, Hospital RB (c)	6.00%	01/01/43	1,000	1,150,080
Series 2007, Hospital RB	5.13%	01/01/37	1,500	1,385,445
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital); Series 2002 A, Hospital RB	5.13%	06/01/32	2,100	2,058,441
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health); Series 1997 A, Heatlh Care RB (INS-AMBAC) (a)	5.25%	10/01/17	1,000	1,000,250
Montgomery (County of) Industrial Development Authority (Life Community); Series 2009 A 1, Acts Retirement Community IDR	6.25%	11/15/29	1,000	1,040,980
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage IDR	7.00%	02/01/36	500	478,890
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage IDR	6.13%	02/01/28	1,100	987,382
Series 2005, Mortgage IDR	6.25%	02/01/35	750	662,640
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	2,000	2,015,700
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,067,150
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	989,250
Series 2010 C, Hospital RB (d)(e)	4.50%	08/15/16	500	511,850
Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, Variable Exempt Facilities RB	7.00%	07/15/39	1,830	2,019,002
Pennsylvania (State of) Economic Development Financing Authority (Colver); Series 2005 G, Ref. Sub. Resource Recovery RB (b)	5.13%	12/01/15	700	660,989
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sew Sludge Disposal RB	6.25%	01/01/32	1,000	1,033,510
Pennsylvania (State of) Economic Development Financing Authority (Reliant Energy); Series 2002 B, Convertible Exempt Facilities RB (b)(c)	6.75%	12/01/36	1,250	1,293,262
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (LOC-Bank of America N.A.) (b)(f)	5.10%	10/01/27	1,150	1,128,277
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania—(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2005 C, RB (g)	5.00%	07/15/38	$4,700	$4,772,380
Pennsylvania (State of) Higher Educational Facilties Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	500	491,540
Pennsylvania (State of) Higher Educational Facilties Authority (La Salle University); Series 2003, RB	5.50%	05/01/34	1,500	1,470,900
Pennsylvania (State of) Higher Educational Facilties Authority (Thomas Jefferson University); Series 2002, Unrefunded Balance RB	5.38%	01/01/25	645	659,313
Series 2002, Unrefunded Balance RB	5.50%	01/01/19	355	371,486
Pennsylvania (State of) Higher Educational Facilties Authority (UPMC Health System); Series 2001 A, RB (c)	6.00%	01/15/31	365	371,282
Pennsylvania (State of) Turnpike Commission; Series 2008 B 1, Sub. Turnpike RB	5.50%	06/01/33	1,000	1,038,560
Series 2009 C, Sub. Turnpike RB (INS-AGM) (a)(h)	6.25%	06/01/33	2,000	1,570,480
Series 2009 E, Sub. Turnpike RB (h)	6.38%	12/01/38	1,435	1,030,474
Series 2010 A 1, Motor License Fund Special Turnpike RB	5.00%	12/01/38	500	507,055
Series 2010 A 2, Motor License Special Turnpike RB (h)	5.50%	12/01/34	750	572,460
Series 2010 B 2, Turnpike RB (h)	5.00%	12/01/30	625	464,075
Series 2010 B 2, Turnpike RB (h)	5.13%	12/01/35	500	362,575
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Chester Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,472,730
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, IDR	6.00%	08/01/35	700	703,500
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, IDR	5.25%	09/01/31	2,750	2,319,707
Series 2006, IDR	5.25%	09/01/36	375	306,311
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development Remarketing IDR (b)	7.75%	12/01/17	2,505	2,507,355
Series 2007 A, IDR	5.50%	09/15/37	1,235	1,046,119
Philadelphia (City of) Municipal Authority (Municipal Services Building Lease); Series 1990, RB (INS-AGM) (a)(i)	0.00%	03/15/11	3,750	3,738,150
Series 1990, RB (INS-AGM) (a)(i)	0.00%	03/15/12	3,775	3,703,162
Series 1990, RB (INS-AGM) (a)(i)	0.00%	03/15/13	4,400	4,220,480
Philadelphia (City of) Pennsylvania; Series 2005 A, Airport RB (INS-NATL) (a)(b)	5.00%	06/15/25	1,000	988,280
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGL) (a)	5.50%	08/01/24	2,000	2,186,420
Series 2010 9th, Gas Works RB	5.25%	08/01/40	1,500	1,440,885
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,259,450
Philadelphia (City of) School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,601,445
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	1,000	1,012,170
St. Mary Hospital Authority (Catholic Health East); Series 2004 B, Health System RB (c)	5.38%	11/15/34	2,250	2,599,132
State Public School Building Authority (Harrisburg School District); Series 2009 A, School RB (INS-AGL) (a)	5.00%	11/15/33	1,000	1,014,790
Sto Rox School District; Series 2000, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	5.80%	06/15/30	2,000	2,004,580
Susquehanna Area Regional Airport Authority; Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.50%	01/01/19	2,500	2,542,925
Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	2,350	2,166,606
Upper St. Clair Township School District; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (a)	5.38%	07/15/17	1,200	1,279,980
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, IDR	5.25%	11/01/30	500	514,575
Washington (County of) Pennsylvania; Series 2002 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)(c)	5.13%	09/01/27	350	377,832
Series 2002 A, Unrefunded Balance Unlimited GO Bonds (INS-AMBAC) (a)	5.13%	09/01/27	2,150	2,169,737
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation (d)(e)	5.45%	07/01/17	1,495	1,275,938
West Shore Area Authority (Holy Spirit Hospital); Series 2001, RB	6.25%	01/01/32	2,045	2,049,949
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania—(continued)
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, IDR	5.75%	01/01/26	$2,500	$2,272,100
Series 2005 A, IDR	5.88%	01/01/32	900	769,851
Wilkes Barre Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	834,428

				143,240,140

Guam—1.41%
Guam (Territory of) (Section 30); Series A, Limited Obligation RB	5.75%	12/01/34	1,250	1,267,525
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	515	484,255
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	410	402,304

				2,154,084

Puerto Rico—4.03%
Puerto Rico (Commonwealth of) Electric Power Authority; Ser 2008 WW, Power RB	5.25%	07/01/33	1,500	1,495,995
Ser 2008 WW, Power RB	5.50%	07/01/21	1,000	1,087,730
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Ser 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	600	621,162
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2009 A, First Sub. Sales Tax RB (c)(d)(e)	5.00%	08/01/11	1,000	1,031,580
Series 2010, First Sub. Sales Tax RB (h)	6.25%	08/01/33	1,065	677,553
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	470	472,157
Series 2010 A, Sale Tax RB (i)	0.00%	08/01/34	3,500	782,530

				6,168,707

Virgin Islands—1.71%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	792,232
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien/Working Capital RB	5.00%	10/01/29	500	491,580
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/25	1,335	1,330,835

				2,614,647

TOTAL INVESTMENTS(j)—100.65% (Cost $154,336,519)				154,177,578

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(2.05)%
Note with an interest rate of 0.30% at 11/30/2010 and contractual maturity of collateral of 07/15/38 (See Note 1(F)) (k)				(3,135,000)

OTHER ASSETS LESS LIABILITIES—1.40%				2,145,319

NET ASSETS—100.00%				$153,187,897

Investment Abbreviations:

AGL	—	Assured Guaranty Ltd.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.*
BHAC	—	Berkshire Hathaway Assurance Corp.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit
NATL	—	National Public Finance Guarantee Corp.
Radian	—	Radian Asset Assurance
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

RB	—	Revenue Bonds
Ref.	—	Refunding
Sr.	—	Senior
Sub.	—	Subordinated
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Underlying security related to inverse floater entered into by the Fund. See Note 1(F).

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Capital appreciation bond.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	12.52%
American Municipal Bond Assurance Corp.*	7.22
National Public Finance Guarantee Corp.	6.92

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2010. At November 30, 2010, the Fund’s investments with a value of $4,772,380 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $3,135,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery
Invesco Van Kampen Pennsylvania Tax Free Income Fund

basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
F.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$154,177,578	$—	$154,177,578

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $5,681,618 and $3,913,444, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,265,556

Aggregate unrealized (depreciation) of investment securities	(4,489,031)

Net unrealized appreciation (depreciation) of investment securities	$(223,475)

Cost of investments for tax purposes is $154,401,053.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     VK-SCG-QTR-1     11/10     Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2010
(Unaudited)

	Shares	Value
Common Stocks—91.35%
Advertising—0.60%
National CineMedia, Inc.	370,043	$6,905,002
Aerospace & Defense—2.24%
Aerovironment, Inc. (b)	243,303	6,009,584
Esterline Technologies Corp (b)	184,504	10,863,596
TransDigm Group, Inc. (b)	128,962	8,833,897

		25,707,077

Air Freight & Logistics—0.74%
UTi Worldwide, Inc.	442,550	8,519,087

Alternative Carriers—0.64%
AboveNet, Inc. (b)	125,720	7,379,764

Apparel Retail—0.90%
Foot Locker, Inc.	383,710	7,240,608
Vera Bradley, Inc. (b)	92,893	3,041,317

		10,281,925

Apparel, Accessories & Luxury Goods—2.23%
Carter’s, Inc. (b)	195,483	6,188,992
Maidenform Brands, Inc. (b)	376,029	10,318,236
Warnaco Group, Inc. (b)	167,990	9,046,261

		25,553,489

Application Software—5.66%
Blackboard, Inc. (b)(c)	214,391	8,907,946
Bottomline Technologies, Inc. (b)	473,864	8,970,245
Cadence Design Systems, Inc. (b)	706,720	5,554,819
Informatica Corp. (b)	216,817	8,950,206
Netscout Systems, Inc. (b)	436,219	9,636,078
Parametric Technology Corp. (b)	264,611	5,667,968
SS&C Techonologies Holdings, Inc. (b)	330,108	6,407,396
TIBCO Software, Inc. (b)	551,239	10,826,334

		64,920,992

Asset Management & Custody Banks—0.74%
Affiliated Managers Group, Inc. (b)	96,564	8,440,659

Auto Parts & Equipment—0.71%
TRW Automotive Holdings Corp. (b)	170,578	8,100,749

Automotive Retail—0.76%
Asbury Automotive Group, Inc. (b)	552,339	8,693,816

	Shares	Value
Biotechnology—2.73%
Acorda Therapeutics, Inc. (b)(c)	217,238	$5,724,221
BioMarin Pharmaceutical, Inc. (b)	320,921	8,690,541
Incyte Corp. (b)	386,677	5,610,683
United Therapeutics Corp. (b)	179,812	11,315,569

		31,341,014

Building Products—0.79%
Owens Corning (b)	344,075	9,052,613

Catalog Retail—0.57%
HSN, Inc. (b)	231,292	6,557,128

Communications Equipment—2.62%
Acme Packet, Inc. (b)	128,731	6,305,244
Aruba Networks, Inc. (b)	149,924	3,178,389
Ciena Corp. (b)(c)	384,684	5,827,963
Finisar Corp. (b)	293,728	5,616,079
Polycom, Inc. (b)	246,283	9,113,703

		30,041,378

Computer & Electronics Retail—1.26%
hhgregg, Inc. (b)(c)	251,634	6,308,464
RadioShack Corp.	439,612	8,110,842

		14,419,306

Computer Storage & Peripherals—0.77%
QLogic Corp. (b)	495,902	8,871,687

Construction & Engineering—0.76%
Dycom Industries, Inc. (b)	662,139	8,753,478

Construction, Farm Machinery & Heavy Trucks—0.84%
Oshkosh Corp. (b)	336,607	9,660,621
Data Processing & Outsourced Services—2.17%
Cardtronics, Inc. (b)	431,653	7,294,936
VeriFone Systems, Inc. (b)	267,887	9,309,073
Wright Express Corp. (b)	190,350	8,198,375

		24,802,384

Distributors—0.65%
LKQ Corp. (b)	344,472	7,431,983

Electric Utilities—0.73%
ITC Holdings Corp.	138,614	8,393,078

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value
Electrical Components & Equipment—1.89%
EnerSys (b)	187,821	$5,670,316
Fushi Copperweld, Inc. (b)(c)	748,182	6,718,674
Regal-Beloit Corp.	152,388	9,295,668

		21,684,658

Electronic Components—0.52%
Vishay Intertechnology, Inc. (b)	420,871	6,001,620

Electronic Equipment & Instruments—1.89%
Checkpoint Systems, Inc. (b)	405,251	7,270,203
Cogent, Inc. (b)(c)	478,530	5,019,780
Coherent, Inc. (b)	228,752	9,449,745

		21,739,728

Electronic Manufacturing Services—0.74%
Plexus Corp. (b)	313,737	8,513,253

Environmental & Facilities Services—1.84%
IESI-BFC, Ltd. (Canada)	527,813	11,501,045
Waste Connections, Inc.	369,591	9,609,366

		21,110,411

Fertilizers & Agricultural Chemicals—0.76%
Intrepid Potash, Inc. (b)(c)	286,215	8,772,490

Food Retail—0.28%
Fresh Market, Inc. (b)	89,124	3,230,745

Footwear—1.34%
Deckers Outdoor Corp. (b)	73,165	5,626,388
Steven Madden, Ltd. (b)	216,800	9,810,200

		15,436,588

Health Care Distributors—0.63%
PSS World Medical, Inc. (b)	350,084	7,211,730
Health Care Equipment—3.89%
American Medical Systems Holdings, Inc. (b)	432,277	7,750,727
Arthrocare Corp. (b)	282,219	8,545,591
NuVasive, Inc. (b)(c)	240,437	5,616,608
Sirona Dental Systems, Inc. (b)	227,118	8,582,789
Thoratec Corp. (b)	216,689	5,515,819
Volcano Corp. (b)	324,980	8,628,219

		44,639,753

Health Care Facilities—1.67%
Brookdale Senior Living, Inc. (b)	493,948	9,444,286
Health Management Associates, Inc., Class A (b)	1,096,591	9,770,626

		19,214,912

	Shares	Value
Health Care Services—3.03%
Emergency Medical Services Corp., Class A (b)	150,538	$7,457,652
ExamWorks Group, Inc. (b)	345,105	5,953,061
Genoptix, Inc. (b)	328,936	5,614,938
Gentiva Health Services, Inc. (b)	361,422	8,305,478
HMS Holdings Corp. (b)	117,613	7,410,795

		34,741,924

Health Care Supplies—1.37%
Cooper Co., Inc.	112,171	6,001,149
Haemonetics Corp. (b)	165,961	9,756,847

		15,757,996

Health Care Technology—0.53%
MedAssets, Inc. (b)	330,915	6,136,819

Homebuilding—0.76%
Meritage Homes Corp. (b)	458,798	8,703,398

Housewares & Specialties—1.70%
Jarden Corp.	358,008	10,990,846
Tupperware Brands Corp.	184,099	8,556,921

		19,547,767

Human Resource & Employment Services—0.61%
SFN Group, Inc. (b)	819,947	7,026,946
Industrial Machinery—2.44%
Actuant Corp.	384,734	9,091,264
Albany International Corp.	109,005	2,300,006
Barnes Group, Inc.	417,630	7,972,557
CLARCOR, Inc.	213,714	8,700,297

		28,064,124

Internet Software & Services—1.51%
GSI Commerce, Inc. (b)	413,590	9,864,122
Open Text Corp. (Canada)(b)	174,677	7,439,493

		17,303,615

Investment Banking & Brokerage—1.74%
Evercore Partners, Inc., Class A	281,918	8,508,285
Knight Capital Group, Inc., Class A (b)	443,413	5,826,447
Stifel Financial Corp. (b)	108,820	5,640,141

		19,974,873

IT Consulting & Other Services—1.22%
Acxiom Corp. (b)	523,636	8,907,048
Sapient Corp.	432,137	5,155,395

		14,062,443

Life Sciences Tools & Services—1.32%
Bruker Corp. (b)	467,310	7,205,920
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value
Life Sciences Tools & Services (continued)
Parexel International Corp. (b)	455,476	$7,998,159

		15,204,079

Managed Health Care—0.81%
Health Net, Inc. (b)	343,989	9,287,703

Marine—0.53%
Kirby Corp. (b)	136,101	6,079,632

Metal & Glass Containers—0.75%
Greif, Inc. , Class A	146,407	8,556,025

Oil & Gas Drilling—0.51%
Atwood Oceanics, Inc. (b)	164,045	5,840,002

Oil & Gas Equipment & Services—1.99%
Newpark Resources, Inc. (b)	477,619	2,731,981
Oil States International, Inc. (b)	150,543	8,931,716
Superior Energy Services, Inc. (b)	333,786	11,145,114

		22,808,811

Oil & Gas Exploration & Production—3.71%
Brigham Exploration Co. (b)	410,056	10,312,908
Carrizo Oil & Gas, Inc. (b)	329,093	9,550,279
Comstock Resources, Inc. (b)	342,494	8,391,103
Kodiak Oil & Gas Corp. (Canada)(b)(c)	1,333,250	6,666,250
Whiting Petroleum Corp. (b)	69,973	7,700,529

		42,621,069

Oil & Gas Refining & Marketing—0.78%
World Fuel Services Corp.	296,867	8,935,697

Packaged Foods & Meats—1.07%
Diamond Foods, Inc. (c)	80,012	3,723,759
TreeHouse Foods, Inc. (b)	171,531	8,521,660

		12,245,419

Paper Packaging—1.07%
Packaging Corp. of America	245,300	6,291,945
Rock-Tenn Co. , Class A	111,225	6,016,160

		12,308,105

Paper Products—0.47%
Domtar Corp.	71,162	5,402,619

Personal Products—0.25%
Inter Parfums, Inc.	156,205	2,852,303

Pharmaceuticals—2.08%
Auxilium Pharmaceuticals, Inc. (b)(c)	372,935	7,059,659
Medicis Pharmaceutical Corp. , Class A	280,931	7,402,532
Salix Pharmaceuticals Ltd. (b)	211,749	9,454,593

		23,916,784

	Shares	Value
Property & Casualty Insurance—0.85%
ProAssurance Corp. (b)	164,996	$9,772,713

Regional Banks—0.98%
SVB Financial Group (b)	249,809	11,223,918

Research & Consulting Services—0.40%
Resources Connection, Inc.	273,739	4,579,653

Restaurants—1.03%
BJ’s Restaurants, Inc. (b)	166,779	6,112,450
Buffalo Wild Wings, Inc. (b)	118,885	5,764,734

		11,877,184

Semiconductor Equipment—0.51%
Cymer, Inc. (b)	152,435	5,803,200

Semiconductors—3.93%
Atmel Corp. (b)	576,145	5,986,147
Cavium Networks, Inc. (b)	163,513	6,016,461
Cirrus Logic, Inc. (b)(c)	364,219	5,561,624
Cypress Semiconductor Corp. (b)	577,469	9,048,939
Microsemi Corp. (b)	441,656	9,778,264
RF Micro Devices, Inc. (b)	1,250,827	8,768,297

		45,159,732

Specialized Consumer Services—0.64%
Coinstar, Inc. (b)(c)	114,194	7,358,661

Specialty Chemicals—2.08%
Cytec Industries, Inc.	176,796	8,456,153
Rockwood Holdings, Inc. (b)	252,598	9,641,665
Stepan Co.	81,176	5,726,967

		23,824,785

Specialty Stores—0.77%
Tractor Supply Co.	208,414	8,851,343

Systems Software—2.64%
CommVault Systems, Inc. (b)	333,614	9,718,176
Fortinet, Inc. (b)	92,734	2,955,432
MICROS Systems, Inc. (b)	192,537	8,417,718
Rovi Corp. (b)	166,593	9,190,936

		30,282,262

Tires & Rubber—0.52%
Cooper Tire & Rubber Co.	283,211	5,916,278

Trucking—0.81%
Landstar System, Inc.	258,120	9,279,414

Wireless Telecommunication Services—1.38%
Syniverse Holdings, Inc. (b)	520,244	15,898,657

Total Common Stocks		$1,048,589,071

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value
Investment Company—1.05%
iShares Russell 2000 Growth Index Fund (c)	147,700	12,030,165

Total Long-Term Investments (Cost $891,957,062)		1,060,619,236

Money Market Funds—6.96%
Liquid Assets Portfolio — Institutional Class (d)	39,937,294	39,937,294
Premier Portfolio — Institutional Class (d)	39,937,294	39,937,294

Total Money Market Funds 6.96% (Cost $79,874,588)		79,874,588

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.36% (Cost $971,831,650)		1,140,493,824

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—5.55%
Liquid Assets Portfolio — Institutional Class(d)(e) (Cost $63,755,704)	63,755,704	63,755,704

TOTAL INVESTMENTS—104.91% (Cost $1,035,587,354)		1,204,249,528

OTHER ASSETS LESS LIABILITIES—(4.91)%		(56,328,904)

NET ASSETS—100.00%		$1,147,920,624

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Small Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations.
     The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Van Kampen Small Cap Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,204,249,528	$—	$—	$1,204,249,528

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $263,352,377 and $292,485,342, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$186,940,280
Aggregate unrealized (depreciation) of investment securities	(19,897,783)

Net unrealized appreciation of investment securities	$167,042,497

Cost of investments for tax purposes is $1,037,207,031.
Invesco Van Kampen Small Cap Growth Fund

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: January 28, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: January 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: January 28, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.